UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – 93.8%
Alabama – 2.3%
Alabama State Port Authority RB for Docks Facilities Series 2010 (A-/NR)
$2,500,000	5.750%	10/01/30	$ 2,935,125
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB-/NR)
1,780,000	5.750	12/01/36	1,799,224
Auburn University General Fee RB Refunding Series 2015 A (AA-/Aa2)
1,205,000	4.000	06/01/19	1,318,005
Health Care Authority RB for Baptist Health Series 2006 D (BBB+/A3)
575,000	5.000	11/15/17	576,650
100,000	5.000	11/15/21	100,308
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (AA/A2)
350,000	5.000	10/01/44	386,617
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB-/NR)
1,000,000	5.000	10/01/21	1,099,650
3,000,000	6.000	10/01/42	3,418,740
3,000,000	6.500	10/01/53	3,505,260

			15,139,579

Arizona – 2.1%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(a)
5,150,000	1.220	01/01/37	4,662,244
Arizona State University System RB Refunding Series 2015 B (AA/Aa3)
3,000,000	5.000	07/01/19	3,390,270
City of Chandler, Arizona Excise Tax Revenue RB Series 2015 (AAA/Aa1)
2,000,000	3.000	07/01/34	1,955,440
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa1)
2,200,000	7.250	02/01/40	2,556,444
Yavapai County IDA Solid Waste Disposal RB for Waste Management, Inc. Project Series 2003 A-2 (AMT) (A-/NR)(b)
1,410,000	1.600	03/01/18	1,410,578

			13,974,976

Arkansas – 1.2%
Arkansas State Development Finance Authority Hospital RB Refunding for Washington Regional Medical Center Series 2015 B (NR/Baa1)
770,000	3.000	02/01/18	790,898
1,845,000	3.000	02/01/19	1,908,006
Arkansas State Development Finance Authority RB for Single Family Mortgage-Backed Securities Series 2008 B (AMT) (GNMA) (FNMA) (AA+/NR)
485,000	5.500	07/01/23	507,635
City of Little Rock Sewer RB Refunding Series 2015 (NR/Aa3)
1,000,000	4.000	04/01/21	1,119,000
Pulaski County Little Rock School District GO Bonds Refunding Series 2015 (ST AID WITHHLDG) (NR/Aa2)
3,335,000	3.000	02/01/23	3,473,703

			7,799,242

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – 17.1%
Alameda County Oakland Unified School District GO Refunding Bonds Series 2015 (NR/NR)
$1,500,000	5.000%	08/01/19	$ 1,672,365
California Educational Facilities Authority RB for California Institute of Technology Series 2009 (AA-/Aa2)
5,000,000	5.000	11/01/39	5,572,200
California Health Facilities Financing Authority RB for Providence Health & Services Series 2008 C (AA-/Aa3)(c)
1,000,000	6.500	10/01/18	1,150,700
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
400,000	5.000	06/01/35	437,972
California State Various Purpose GO Bonds Series 2009 (AA-/Aa3)
5,000,000	5.250	10/01/25	5,725,750
5,000,000	6.500	04/01/33	5,862,950
2,750,000	6.000	04/01/38	3,178,147
California State Various Purpose GO Bonds Series 2010 (AA-/Aa3)
1,250,000	6.000	03/01/33	1,488,413
1,500,000	5.500	03/01/40	1,736,715
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
345,000	5.000	09/01/30	380,521
375,000	5.000	09/01/37	401,663
California Statewide Communities Development Authority RB for Enloe Medical Center Series 2008 (CAL MTG INS) (AA-/NR)(c)
1,435,000	5.750	08/15/18	1,613,614
California Statewide Communities Development Authority RB for Sutter Health Series 2011 A (AA-/Aa3)
2,000,000	6.000	08/15/42	2,388,420
California Statewide Community Development Authority Water & Wastewater RB Balance Series 2004 (AGM) (AA/A2)
15,000	5.250	10/01/19	15,049
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (AA-/Aa2)(d)
3,500,000	0.000	06/01/34	1,731,835
Fullerton Community Facilities District No. 1 Special Tax Refunding Bonds for Amerige Heights Series 2012 (A-/NR)
500,000	5.000	09/01/32	555,425
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(d)
18,000,000	0.000	06/01/47	1,668,060
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(d)
19,500,000	0.000	06/01/47	727,740
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-1 (B-/B3)
3,000,000	5.750	06/01/47	2,806,230
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B-/B3)
2,500,000	5.300	06/01/37	2,287,675
Los Angeles Community College District GO Bonds for 2008 Election Series 2010 C (AA+/Aa1)
5,000,000	5.250	08/01/39	5,758,100

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Los Angeles County Metropolitan Transportation Authority RB Refunding for Union Station Project Series 2004 D (AMBAC) (AA/Aa2)(a)
$2,100,000	0.962%	07/01/27	$ 2,099,401
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (ASSURED GTY) (AA/Aa3)(d)
2,000,000	0.000	08/01/37	821,140
4,500,000	0.000	08/01/38	1,757,295
4,500,000	0.000	08/01/39	1,670,085
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (AA-/NR)(d)
1,205,000	0.000	08/01/26	857,044
M-S-R Energy Authority Gas RB Series 2009 A (BBB+/NR)
1,750,000	6.500	11/01/39	2,448,198
M-S-R Energy Authority Gas RB Series 2009 C (BBB+/NR)
3,500,000	6.125	11/01/29	4,535,510
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa3)(e)
5,000,000	0.000	08/01/35	4,202,750
Ontario Redevelopment Financing Authority Lease RB for Capital Projects Series 2007 (AMBAC) (AA-/WR)
1,110,000	5.250	08/01/22	1,189,409
Palomar Pomerado Health COPS Series 2009 (BB+/Ba1)
2,500,000	6.750	11/01/39	2,764,875
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(e)
6,450,000	0.000	08/01/38	7,003,926
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(d)
2,150,000	0.000	08/01/31	1,151,669
4,150,000	0.000	08/01/32	2,118,326
3,500,000	0.000	08/01/33	1,700,790
Port of Oakland RB Refunding Senior Lien Series 2012 P (AMT) (A+/A2)
4,000,000	5.000	05/01/31	4,464,560
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
5,000,000	5.000	09/01/27	5,217,600
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(a)
5,000,000	0.808	12/01/35	4,574,050
San Diego County Water Authority COPS Series 2008 A (AGM) (AA/Aa2)(c)
830,000	5.000	05/01/18	908,734
San Diego County Water Authority COPS Series 2008 A (AGM) (AA+/Aa2)
4,170,000	5.000	05/01/33	4,474,660
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa2)(d)
5,000,000	0.000	07/01/39	1,981,550
San Francisco City & County Airport Commission San Francisco International Airport RB Refunding Second Series 2013 A (AMT) (A+/A1)
2,000,000	5.500	05/01/28	2,366,680
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL-RE) (AA-/A3)(d)
1,605,000	0.000	01/15/26	1,090,790

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (BBB-/NR)
$1,000,000	5.000%	01/15/29	$ 1,128,420
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(a)
5,000,000	0.982	05/15/43	4,509,050
Vernon California Redevelopment Agency Tax Allocation for Industrial Redevelopment Project Series 2005 (NATL-RE) (AA-/A3)
725,000	5.250	09/01/19	725,660
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE FGIC) (AA-/A3)(d)
1,175,000	0.000	08/01/25	859,031

			113,780,747

Colorado – 2.1%
Colorado Health Facilities Authority RB Refunding for Covenant Retirement Communities, Inc. Series 2015 A (BBB+/NR)
550,000	2.000	12/01/16	554,334
625,000	4.000	12/01/19	664,431
Denver City & County Airport RB Series 2013 A (AMT) (A/A2)
5,000,000	5.500	11/15/29	5,819,650
Denver Colorado Health and Hospital Authority Healthcare RB Series B (BBB/NR)(a)
5,000,000	1.378	12/01/33	4,753,050
E-470 Public Highway Authority RB Series 2010 A (BBB+/Baa1)(d)
6,000,000	0.000	09/01/40	2,163,840

			13,955,305

Connecticut – 0.1%
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (B-/NR)(f)
950,000	7.000	02/01/45	870,105

Delaware – 1.3%
New Castle County Delaware GO Bonds Series 2015 (AAA/Aaa)
5,000,000	5.000	10/01/26	6,300,700
University of Delaware RB Series 2015 (AA+/Aa1)
1,805,000	5.000	11/01/33	2,131,922

			8,432,622

District of Columbia – 1.1%
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (A/A1)
95,000	6.250	05/15/24	95,664
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (BBB/Baa1)
1,000,000	6.500	05/15/33	1,226,770
District of Columbia Water & Sewer Authority RB Public Utility Senior Lien Series 2009 A (AA+/Aa2)(c)
5,000,000	6.000	10/01/18	5,678,850

			7,001,284

Florida – 8.3%
Arbor Greene Community Development District Special Assessment Refunding Series 2006 (A/NR)
885,000	5.000	05/01/19	921,745

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (BBB/NR)
$500,000	4.250%	05/01/29	$ 502,655
500,000	4.500	05/01/35	505,315
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(f)
1,250,000	5.500	10/01/36	1,237,687
Citizens Property Insurance Corp. Senior Secured RB for High Risk Account Series 2009 A-1 (A+/A1)
3,650,000	5.500	06/01/17	3,881,373
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A/A1)
1,000,000	4.000	10/01/34	1,050,180
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
840,000	5.375	05/01/36	842,428
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
200,000	2.875	05/01/21	199,750
205,000	3.000	05/01/22	204,406
210,000	3.250	05/01/23	209,315
220,000	3.375	05/01/24	219,439
225,000	3.500	05/01/25	224,282
Crossings At Fleming Island Community Development District RB Refunding Series 2007 (NATL-RE) (AA-/A3)
125,000	4.750	10/01/36	128,241
Florida State Municipal Power Agency RB Series 2009 A (A+/A2)
1,000,000	6.250	10/01/31	1,170,340
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (AMT) (NR/NR)
920,000	5.000	11/15/36	946,754
Greater Orlando Aviation Authority RB Refunding Series 2012 A (AMT) (NR/NR)
2,000,000	5.000	10/01/21	2,346,060
Hamal Florida Community Development District Special Assessment for Refunding and Improvement Series 2006 A (NATL-RE) (AA-/A3)
2,755,000	5.375	05/01/22	2,806,574
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (BBB/NR)
585,000	3.375	05/01/23	582,093
605,000	3.500	05/01/24	601,914
630,000	3.625	05/01/25	626,327
650,000	3.750	05/01/26	647,010
High Ridge Quantum Community Development District Special Assessment for Boyton Beach Series 2005 A (NR/NR)
1,630,000	5.750	05/01/35	1,631,712
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre North Project Series 2015 (NR/NR)
2,245,000	4.250	05/01/25	2,275,891
1,735,000	4.875	05/01/35	1,770,724
985,000	4.875	05/01/45	997,509
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)(g)
1,185,000	5.375	05/01/30	805,800

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Meadow Pines Community Development District Special Assessment Refunding Bonds Senior Lien Series 2014 1 (A-/NR)
$750,000	4.450%	05/01/30	$ 782,828
Miami Special Obligation Non-Ad Valorem RB Refunding Series 2011 A (AGM) (AA/A2)
1,200,000	6.000	02/01/30	1,423,284
1,500,000	6.000	02/01/31	1,778,310
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (A/A2)(f)
5,000,000	5.000	03/01/30	5,670,250
Miami-Dade County Florida Aviation RB Refunding RMKT 03/17/08 Series 2003 E (AMT) (NATL-RE) (AA-/NR)
575,000	5.250	10/01/16	594,688
Miromar Lakes Community Development District Capital Impovement RB Refunding Series 2015 (NR/NR)
1,000,000	3.500	05/01/20	986,160
North Sumter County Utility Dependent District RB Series 2010 (AGM) (AA/A2)
1,250,000	5.375	10/01/40	1,404,175
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (A-/NR)
1,330,000	4.500	11/01/33	1,379,529
Port Everglades Authority RB for Port Facilities Series 1986 (ETM) (AA+/Aaa)(c)
365,000	7.125	11/01/16	385,247
Randal Park Community Development District Special Assessment RB Series 2015 (NR/NR)
875,000	4.250	11/01/25	861,840
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA-/Aa3)(c)
2,000,000	6.500	11/15/19	2,405,160
Tampa Palms Open Space & Transportation Community Development District Special Assessment Refunding for Capital Improvement Area 7 Project Series 2004 (NATL-RE) (AA-/A3)
875,000	4.500	05/01/18	907,541
Thousand Oaks Community Development District Special Assessment Series 2005 A-1 (NR/NR)
810,000	5.350	05/01/35	810,624
TSR Community Development District Special Assessment RB for Village 1 Project Series 2015 (NR/NR)
435,000	3.625	11/01/20	435,635
530,000	4.375	11/01/25	532,618
Turnbull Creek Community Development District Senior Special Assessment Refunding Bonds Series 2015 A-1 (BBB/NR)
1,000,000	4.250	05/01/31	1,002,240
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
750,000	4.750	11/01/25	750,750
Verona Walk Community Development District Special Assessment Senior Lien RB Refunding for Capital Improvement Series 2013 A-1 (A/NR)
500,000	4.250	05/01/30	507,520
Village Community Development District No. 6 Special Assessment Series 2007 (NR/NR)
1,680,000	5.250	05/01/37	1,743,319
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
2,150,000	4.000	05/01/31	2,135,294

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Wynnfield Lakes Community Development District Special Assessment Refunding Bonds Series 2014 (A-/NR)
$1,470,000	4.500%	05/01/36	$ 1,514,159

			55,346,695

Georgia – 1.6%
Atlanta Airport RB Refunding Series 2012 C (AMT) (AA-/Aa3)
1,250,000	5.000	01/01/27	1,425,725
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB Series 2009 A (AA+/Aa2)
4,075,000	5.250	07/01/36	4,559,681
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(a)
5,000,000	1.060	10/01/33	4,594,150

			10,579,556

Guam – 0.5%
Guam Government GO Bonds Series 2009 A (NR/NR)(c)
475,000	7.000	11/15/19	577,757
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB+/NR)
850,000	5.625	12/01/29	952,527
750,000	5.750	12/01/34	839,632
Guam Power Authority RB 2014 Series A (AGM) (AA/A2)
325,000	5.000	10/01/39	371,114
250,000	5.000	10/01/44	283,628

			3,024,658

Idaho – 0.2%
Idaho Health Facilities Authority RB for St. Luke’s Health System Project Series 2008 (A-/A3)
1,000,000	6.750	11/01/37	1,135,160

Illinois – 8.3%
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE FGIC) (AA-/A3)(d)
1,775,000	0.000	12/01/26	1,032,695
Chicago Illinois Board of Education GO Bonds Refunding Series 2015 A (BB/NR)(b)
5,000,000	4.010	03/01/17	4,978,800
Chicago Illinois Board of Education GO Bonds Series 2015 C (BB/NR)
2,500,000	6.000	12/01/35	2,448,700
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (BBB+/Ba1)
300,000	5.500	01/01/37	313,620
2,720,000	5.500	01/01/40	2,829,426
Chicago Illinois GO Bonds Project Refunding Series 2014 A (BBB+/Ba1)
1,500,000	5.250	01/01/33	1,557,435
630,000	5.000	01/01/34	631,638
450,000	5.000	01/01/36	446,625
Chicago Illinois GO Bonds Project Series 2011 A (BBB+/Ba1)
640,000	5.000	01/01/40	625,139
Chicago Illinois GO Bonds Project Series 2012 A (BBB+/Ba1)
150,000	5.000	01/01/34	150,306
Chicago Illinois GO Bonds Refunding Series 2009 C (BBB+/Ba1)
675,000	5.000	01/01/40	659,326

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Chicago Illinois GO Bonds Series 2015 A (BBB+/NR)
$1,320,000	5.500%	01/01/39	$ 1,375,057
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2013 A (AMT) (A-/A3)
2,000,000	5.500	01/01/29	2,317,100
Chicago Illinois Sales Tax Refunding Series 2002 (AA/NR)
1,000,000	5.000	01/01/25	1,086,660
Chicago Illinois Tax Increment Allocation RB Refunding for Pilsen Redevelopment Project Series 2014 A (A/NR)
1,135,000	5.000	06/01/20	1,256,070
Illinois Finance Authority RB for Edward Hospital Obligated Group RMKT 04/09/08 Series 2008 A (AMBAC) (A/A2)
350,000	6.250	02/01/33	382,616
Illinois Finance Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2005 A (AMT) (A-/NR)
400,000	5.050	08/01/29	405,160
Illinois GO Bonds Series 2003 (NATL-RE) (AA-/A3)
975,000	5.000	06/01/19	976,424
Illinois GO Bonds Series 2012 (A-/Baa1)
2,445,000	5.000	03/01/19	2,619,133
Illinois GO Bonds Series 2013 (A-/Baa1)
5,500,000	5.250	07/01/28	6,011,610
5,120,000	5.500	07/01/38	5,540,301
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (AA/NR)
4,160,000	5.000	06/15/27	4,690,358
Metropolitan Pier & Exposition Authority Refunding Bonds for McCormick Place Expansion Project Series 2012 B (ST APPROP) (BBB+/NR)
1,000,000	5.000	12/15/28	1,090,630
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (A-/NR)
1,125,000	6.000	06/01/28	1,327,793
Round Lake Illinois Lakewood Grove Special Service Area No. 1 Special Tax Refunding Series 2007 (ASSURED GTY) (AA/NR)
2,320,000	5.500	03/01/32	2,420,433
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (AA/NR)(d)
6,000,000	0.000	12/01/25	4,205,880
Springfield Illinois Elec RB Refunding Senior Lien Series 2015 (AGM) (AA/A2)
4,000,000	3.500	03/01/30	4,056,320

			55,435,255

Indiana – 0.7%
Indianapolis Indiana Airport Authority RB Refunding Special Facilities for Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa1)
640,000	5.100	01/15/17	665,523
Jasper County PCRB Refunding for Northern Indiana Public Service Co. Project RMKT 08/25/08 Series 1994 C (NATL-RE) (AA-/A3)
650,000	5.850	04/01/19	729,755
Whiting City Environmental Facilities RB for BP Products North America Inc. Project Series 2015 (AMT) (A/A2)(b)
3,000,000	5.000	11/01/22	3,498,150

			4,893,428

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Iowa – 0.2%
Coralville Iowa COPS Series 2006 D (NR/Ba2)
$1,325,000	5.250%	06/01/22	$ 1,330,711
Kentucky – 1.2%
Louisville & Jefferson County Metropolitan Government RB for Jewish Hospital St. Mary’s Healthcare Series 2008 (NR/Aaa)(c)
3,750,000	6.125	02/01/18	4,149,975
University of Kentucky General Receipts Refunding Bonds Series 2015 A (AA/Aa2)
3,260,000	4.000	04/01/26	3,672,423

			7,822,398

Louisiana – 1.2%
East Baton Rouge Parish Louisiana Sales Tax RB for Road and Street Improvement Series 2009 A (ASSURED GTY) (AA/A2)(c)
1,230,000	5.250	08/01/19	1,407,255
New Orleans Aviation Board GARBs Series 2015 B (AMT) (A-/A3)
3,750,000	5.000	01/01/34	4,201,988
New Orleans Louisiana Aviation Board RB Refunding for Restructuring GARBs Series 2009 A-1 (ASSURED GTY) (AA/A3)
1,350,000	6.000	01/01/23	1,534,396
Port of New Orleans Board of Commissioners RB Refunding Series 2013 B (AMT) (BBB+/A3)
500,000	5.000	04/01/30	543,555

			7,687,194

Maine – 0.3%
Maine Turnpike Authority RB Refunding Series 2015 (AA-/Aa3)
1,565,000	5.000	07/01/26	1,911,335

Maryland – 1.3%
City of Annapolis GO Bonds Refunding for Public Improvements Series 2015 B (AA+/Aa2)
1,725,000	4.000	08/01/27	2,008,038
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (ASSURED GTY) (AA/NR)
185,000	5.600	07/01/20	185,455
555,000	5.700	07/01/29	555,932
Maryland State Department of Transportation Consolidated Transportation RB Series 2015 (AAA/Aa1)
3,000,000	5.000	02/01/22	3,605,010
Maryland State Industrial Development Financing Authority RB Refunding for Synagro-Baltimore Series 2008 A (AMT) (BBB+/NR)
500,000	5.625	12/01/16	509,475
Maryland State Transportation Authority RB Refunding Series 2007 (AAA/Aa1)
1,500,000	5.000	03/01/19	1,573,020

			8,436,930

Massachusetts – 1.5%
Massachusetts Development Finance Agency RB for Harvard University Series 2010 B-2 (AAA/Aaa)
5,000,000	5.250	02/01/34	5,869,200
Massachusetts Educational Financing Authority RB Series 2008 H (AMT) (ASSURED GTY) (AA/A1)
1,180,000	6.350	01/01/30	1,239,106

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Massachusetts – (continued)
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 B (BBB/Baa2)
$2,575,000	5.750%	07/01/31	$ 2,784,554
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 B (NR/NR)(c)
315,000	5.750	07/01/18	351,565

			10,244,425

Michigan – 1.6%
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (A/NR)
1,000,000	3.875	10/01/23	1,063,530
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (AGM) (AA/A2)
400,000	5.000	07/01/35	455,048
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (NATL-RE FGIC) (AA-/A3)
650,000	5.000	07/01/36	699,290
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2015 C (BBB+/Ba1)
1,945,000	5.000	07/01/33	2,190,478
Michigan Finance Authority RB Refunding for Detroit Water and Sewer Senior Lien Series 2014 C-3 (AGM) (AA/A2)
325,000	5.000	07/01/32	373,643
250,000	5.000	07/01/33	286,407
Michigan Finance Authority State Aid RB for Detroit School District Junior Subordinate Lien Series 2015 E (ST AID WITHHLDG) (SP-3/NR)(f)
2,300,000	5.750	08/22/16	2,296,113
Roseville Community School District GO Bonds Refunding (Q-SBLF) (AA-/NR)
1,000,000	5.000	05/01/20	1,148,100
Washtenaw County Ypsilanti Community Schools GO Bonds Refunding Series B (Q-SBLF) (AA-/NR)
1,860,000	5.000	05/01/22	2,145,473

			10,658,082

Minnesota – 0.3%
Minneapolis Minnesota Health Care System RB for Fairview Health Services Series 2008 A (A+/A2)(c)
1,500,000	6.750	11/15/18	1,732,740

Mississippi – 0.3%
Mississippi Development Bank Special Obligation RB for Hinds Community College District Capital Improvement Project Series 2009 (ASSURED GTY) (NR/Aa2)
1,095,000	5.375	10/01/33	1,237,492
Mississippi State GO Bonds Series 2015 F (AA/Aa2)
1,000,000	4.000	11/01/35	1,070,400

			2,307,892

Nevada – 0.3%
Clark County School District Limited Tax GO Bonds Refunding Series 2015 B (AA-/A1)
1,000,000	5.000	06/15/18	1,093,190

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Nevada – (continued)
North Las Vegas Local Improvement District No. 60 Special Assessment Refunding for Special Improvement Subseries 2006 B (NR/NR)
$1,220,500	5.100%	12/01/22	$ 1,228,860

			2,322,050

New Hampshire – 0.2%
New Hampshire State Business Finance Authority RB for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)
1,250,000	5.200	05/01/27	1,277,913

New Jersey – 3.8%
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 (ASSURED GTY) (AA/A3)
15,000	6.000	12/15/34	16,760
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 (ASSURED GTY) (AA+/A2)(c)
985,000	6.000	12/15/18	1,124,013
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (A-/A3)(c)
360,000	5.000	09/01/19	409,158
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2009 AA (A-/A3)
4,000,000	5.500	12/15/29	4,368,440
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Baa3)
2,500,000	6.625	07/01/38	2,752,150
New Jersey State Higher Education Assistance Authority RB for Student Loan Series 2008 A (AMT) (ASSURED GTY) (AA/A2)
2,315,000	6.125	06/01/30	2,475,314
New Jersey State Housing and Mortgage Finance Agency RB for Single Family Housing Series 2008 AA (AA/Aa3)
200,000	6.150	10/01/23	205,194
New Jersey State Turnpike Authority RB Refunding Series 2000 B (NATL-RE) (AA-/A3)(a)
6,300,000	0.445	01/01/30	5,850,282
New Jersey State Turnpike Authority RB Series 2009 G (A+/A3)
1,900,000	5.000	01/01/18	2,044,780
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (A-/A3)
5,260,000	5.500	06/15/41	5,755,229

			25,001,320

New Mexico – 0.6%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB+/Baa2)
2,500,000	5.900	06/01/40	2,757,775
Santa Fe County New Mexico RB for Gross Receipts Series 2008 (AGM) (AA+/Aa3)
1,000,000	5.250	06/01/31	1,087,660

			3,845,435

New York – 3.9%
City of New Rochelle Corp. for Local Development RB for Iona College Project Series 2015 A (BBB/Baa2)
325,000	5.000	07/01/25	386,289
335,000	5.000	07/01/26	394,191
425,000	5.000	07/01/27	497,016

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
Erie County New York Industrial Development Agency RB for the City of Buffalo School District Series 2008 A (AGM) (ST AID WITHHLDG) (AA/Aa2)(c)
$9,000,000	5.750%	05/01/18	$ 10,015,020
New York City GO Bonds Series 2006 A (AA/Aa2)
395,000	5.000	08/01/18	405,025
New York City GO Bonds Series 2006 A (NR/NR)(c)
5,000	5.000	08/01/16	5,130
New York City Industrial Development Agency Special Facility RB for American Airlines, Inc. John F. Kennedy International Airport Project RMKT 08/03/15 Series 2002 B (AMT)(b) (NR/NR)
1,000,000	2.000	08/01/16	1,002,480
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (BBB-/NR)
1,000,000	3.500	02/15/48	1,010,100
New York State Thruway Authority Junior Indebtedness RB Series 2013 A (A-/A3)
1,000,000	5.000	05/01/19	1,121,200
New York State Urban Development Corp. General Purpose Personal Income Tax RB Series 2014 A (AAA/Aa1)
5,000,000	5.000	03/15/31	5,928,700
TSASC, Inc. RB Series 2006 1 (BB-/NR)
5,000,000	5.000	06/01/26	5,043,750

			25,808,901

North Carolina – 1.0%
Charlotte North Carolina Water and Sewer System RB Series 2009 B (AAA/Aaa)
2,000,000	5.000	07/01/38	2,270,020
North Carolina Eastern Municipal Power Agency Power System RB Series 2008 C (ETM) (ASSURED GTY) (AA/A3)
355,000	6.000	01/01/19	380,812
North Carolina Medical Care Commission Health Care Facilities RB Refunding First Mortgage for Pennybyrn at Maryfield Series 2015 (NR/NR)
1,225,000	3.000	10/01/16	1,236,846
1,500,000	4.000	10/01/17	1,545,960
885,000	5.000	10/01/18	943,852
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
620,000	4.000	09/01/25	607,805

			6,985,295

Ohio – 1.5%
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/Caa1)
10,940,000	5.125	06/01/24	9,826,199

Oklahoma – 0.3%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BB/NR)
240,000	5.000	12/01/27	244,629
140,000	5.125	12/01/36	140,157
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (BB-/NR)(b)
1,500,000	5.000	06/01/25	1,654,875

			2,039,661

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Oregon – 1.2%
Deschutes County Oregon Hospital Facilities Authority RB Refunding for Cascade Healthcare Series 2008 (NR/A2)(c)
$1,500,000	8.250%	01/01/19	$ 1,813,215
Oregon State Department of Transportation Highway User Tax RB Refunding Series 2015 A (AAA/Aa1)
3,140,000	5.000	11/15/25	3,915,611
Portland Oregon Community College District GO Bonds Refunding Series 2013 (AA/Aa1)
2,000,000	5.000	06/15/26	2,397,620

			8,126,446

Pennsylvania – 1.6%
Mifflin County Pennsylvania School District GO Bonds Series 2007 (NATL-RE-IBC) (XLCA) (ST AID WITHHLDG) (AA-/A3)
2,000,000	7.500	09/01/26	2,206,240
Montgomery County IDA RB for Whitemarsh Continuing Care Retirement Community Project Series 2015 (NR/NR)
500,000	3.000	01/01/16	500,000
650,000	3.000	01/01/17	654,661
Pennsylvania Economic Development Financing Authority PCRB Refunding for PPL Electric Utilities Corp. Project RMKT 10/01/10 Series 2008 (A/A1)
2,500,000	4.000	10/01/23	2,687,275
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2004 A (A-/NR)(b)
1,000,000	1.500	05/01/18	997,270
Pennsylvania State Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (XLCA) (BBB+/WR)(a)
1,685,000	1.010	07/01/27	1,584,119
Pennsylvania Turnpike Commission RB Series 2013 C (A/A1)
1,720,000	5.500	12/01/29	2,097,557

			10,727,122

Puerto Rico – 4.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (CCC-/Caa3)
3,635,000	6.125	07/01/24	2,536,903
2,000,000	6.000	07/01/38	1,350,000
2,500,000	6.000	07/01/44	1,684,375
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (CCC-/Caa3)
1,060,000	5.750	07/01/37	707,550
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (CC/Caa3)
3,000,000	6.500	07/01/37	1,987,500
Puerto Rico Commonwealth GO Bonds Refunding Subseries 2003 C-7 (NATL-RE) (AA-/A3)
2,000,000	6.000	07/01/27	2,039,560
Puerto Rico Commonwealth GO Bonds Series 2014 A (CC/Caa3)
4,175,000	8.000	07/01/35	3,026,875
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 N (NATL-RE) (AA-/A3)
1,600,000	5.250	07/01/33	1,561,968
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(a)
2,700,000	0.930	07/01/29	1,984,500
Puerto Rico Electric Power Authority RB Series 2013 A (CC/Caa3)(g)
3,000,000	6.750	07/01/36	1,938,750

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (COMWLTH GTD) (CC/Caa3)(b)
$2,895,000	5.500%	07/01/17	$ 2,916,973
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (CC/Ca)(e)
13,000,000	0.000	08/01/32	5,096,390
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subseries 2009 A (CC/Ca)
5,805,000	5.000	08/01/24	2,496,150
2,750,000	6.500	08/01/44	1,161,875

			30,489,369

South Carolina – 1.3%
Clemson University Athletic Facilities RB Series 2015 (NR/Aa3)
1,385,000	4.000	05/01/25	1,580,202
1,570,000	4.000	05/01/26	1,760,488
Clemson University Higher Education RB Series 2015 B (AA/Aa2)
3,000,000	3.125	05/01/36	2,922,630
Georgetown County South Carolina Environmental RB for International Paper Co. Project Series 2006 A (AMT) (BBB/Baa2)
2,500,000	5.000	08/01/30	2,504,975

			8,768,295

South Dakota – 0.1%
South Dakota Health & Educational Facilities Authority RB for Avera Health Series 2008 B (AA-/A1)
500,000	5.500	07/01/35	546,060
300,000	5.250	07/01/38	322,470

			868,530

Tennessee – 1.2%
Johnson City Tennessee Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa1)
1,775,000	5.500	07/01/36	1,814,600
Knox County Tennessee Health, Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
2,700,000	5.250	04/01/36	2,778,030
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 (AMT) (FNMA) (NR/NR)(b)
1,000,000	4.850	06/01/25	1,007,170
Sullivan County Tennessee Health, Educational & Housing Facilities Board Hospital RB for Wellmont Health System Project Series 2006 C (BBB+/NR)
2,100,000	5.250	09/01/36	2,149,539

			7,749,339

Texas – 12.0%
City of Lewisville Texas Combination Contract & Special Assessment RB Refunding for Lewisville Castle Hills Public Improvement District No. 3 Project Series 2015 (AGM) (AA/NR)
1,415,000	4.000	09/01/25	1,519,087
Dallas Area Rapid Transit Sales Tax RB Refunding Senior Lien Series 2014 A (AA+/Aa2)
5,000,000	5.000	12/01/26	6,117,150

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Dallas County Utility & Reclamation District GO Bonds Refunding RMKT 06/25/08 Series 2005 B (AMBAC) (A-/A3)
$2,675,000	5.375%	02/15/29	$ 2,802,731
Dallas-Fort Worth International Airport Joint RB Refunding Series 2014 A (AMT) (A+/NR)
2,500,000	5.250	11/01/30	2,893,125
Houston Airport System RB Refunding for United Airlines, Inc. Series 2015 B-2 (AMT) (BB-/NR)
2,500,000	5.000	07/15/20	2,680,525
Houston Airport System RB Refunding Senior Lien Series 2009 A (AA-/Aa3)
10,000,000	5.500	07/01/34	11,060,500
Houston Airport System RB Subordinate Lien Series 2002 D-2 (AMT) (XLCA) (A/A1)(a)
4,000,000	0.859	01/04/16	3,736,437
Joint Guadalupe County RB Refunding and Improvement Bonds for City of Seguin Hospital Mortgage Series 2015 (BB/NR)
700,000	5.000	12/01/17	736,183
1,550,000	5.000	12/01/18	1,659,167
1,545,000	5.000	12/01/19	1,675,753
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa1)
1,300,000	6.300	11/01/29	1,458,886
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 1996 (AMT) (NATL-RE) (AA-/A3)(a)
2,500,000	5.200	05/01/30	2,620,650
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
150,000	5.500	02/15/25	150,224
235,000	5.625	02/15/35	235,249
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (BBB-/Baa3)
250,000	5.000	04/01/30	268,132
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (AA+/NR)(e)
1,000,000	0.000	09/01/43	942,150
North Texas Tollway Authority RB First Tier Series 2008 A (A/A1)
2,505,000	5.750	01/01/40	2,692,098
North Texas Tollway Authority RB First Tier Series 2008 A (NR/A1)(c)
2,495,000	5.750	01/01/18	2,726,960
North Texas Tollway Authority RB First Tier Series 2009 A (A/A1)
2,500,000	6.250	01/01/24	2,860,500
1,100,000	6.250	01/01/39	1,247,873
North Texas Tollway Authority RB Special Project System Series 2011 A (AA+/NR)
1,000,000	5.500	09/01/41	1,169,840
1,000,000	6.000	09/01/41	1,209,790
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A/A1)
6,000,000	6.500	01/01/43	7,573,140
Pharr-San Juan-Alamo Independent School District Unlimited Tax GO Bonds for Hidalgo School Building Series 2007 (PSF-GTD) (AAA/Aaa)(c)
1,670,000	5.500	02/01/17	1,756,539
Port of Houston Authority Harris County Unlimited Tax GO Bonds Refunding Series 2008 A (AMT) (AAA/Aaa)
3,000,000	6.125	10/01/33	3,431,460

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Round Rock Texas Independent School District Unlimited Tax GO Bonds for School Building Series 2009 (AA/Aaa)
$2,730,000	5.250%	08/01/34	$ 3,022,110
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligated Group Series 2007 (BBB-/NR)
425,000	5.125	05/15/37	428,885
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (BBB+/Baa1)
3,000,000	6.250	12/15/26	3,692,250
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
3,255,000	6.875	12/31/39	3,879,342
Texas State Water Financial Assistance GO Refunding Bonds Series 2015 A-2 (AAA/Aaa)(b)
3,325,000	2.000	02/01/18	3,327,860

			79,574,596

U.S. Virgin Islands – 0.8%
Virgin Islands Public Finance Authority RB Series 2014 A (AGM) (AA/A2)
5,000,000	5.000	10/01/34	5,567,500

Utah – 0.0%
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class II (AMT) (AA/Aa2)(c)
290,000	5.900	07/01/36	292,636

Virginia – 2.1%
Amelia County IDA Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)(b)
2,500,000	2.125	04/01/20	2,483,900
Tobacco Settlement Financing Corp. Senior Asset-Backed Bonds Series 2007 B-1 (B-/B3)
4,000,000	5.000	06/01/47	3,138,800
Virginia Port Authority Port Facilities RB Refunding Series 2015 A (AMT) (A+/Aa3)
2,750,000	5.000	07/01/30	3,183,922
Virginia Public School Authority School Financing RB Refunding Series 2015 A (ST AID WITHHLDG) (AA+/Aa1)
2,750,000	4.000	08/01/20	3,062,813
Virginia Small Business Financing Authority Senior Lien RB for Elizabeth River Crossings Opco, LLC Project Series 2012 (AMT) (BBB-/NR)
750,000	5.500	01/01/42	824,040
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
1,000,000	7.750	07/01/38	1,142,090

			13,835,565

Washington – 1.4%
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (NR/NR)(f)(h)
700,000	16.565	01/01/23	1,047,081
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (NR/NR)(f)(h)
730,000	16.573	01/01/24	1,089,671
University of Washington RB Refunding Series 2012 A (AA+/Aaa)
2,500,000	5.000	07/01/29	2,949,100

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Washington – (continued)
Washington Health Care Facilities Authority RB for MultiCare Health System RMKT 02/26/09 Series 2008 A (ASSURED GTY) (AA/Aa3)(c)
$250,000	6.000%	08/15/19	$ 292,537
Washington Health Care Facilities Authority RB for MultiCare Health System RMKT 02/26/09 Series 2008 B (ASSURED GTY) (AA/Aa3)(c)
250,000	6.000	08/15/19	292,538
Washington State GO Bonds Series 1992 B & AT-7 (AA+/Aa1)
265,000	6.400	06/01/17	277,961
Washington State Health Care Facilities Authority RB for Virginia Mason Medical Center Series 2007 B (ACA) (BBB/Baa2)
3,000,000	6.000	08/15/37	3,178,110

			9,126,998

West Virginia – 0.2%
West Virginia Hospital Finance Authority Hospital RB Refunding and Improvement for West Virginia United Health System Obligated Group Series 2009 C (A/A2)
1,000,000	5.500	06/01/39	1,110,730

Wisconsin – 0.9%
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Infrastructure Properties LLC Obligated Group Series 2012 B (AMT) (BBB/NR)
2,000,000	5.250	07/01/28	2,176,100
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB/NR)
375,000	5.125	05/15/29	379,395
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
100,000	5.000	05/15/36	100,867
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A-/Baa1)
1,750,000	5.250	08/15/31	1,793,785
Wisconsin State Health & Educational Facilities Authority RB Refunding for Fort Healthcare, Inc. Series 2014 (BBB/NR)
200,000	4.000	05/01/16	201,938
350,000	4.000	05/01/17	362,271
375,000	4.000	05/01/18	393,825
285,000	4.000	05/01/19	301,140
410,000	5.000	05/01/20	450,647

			6,159,968

Total State-Specific Municipal Debt Obligations (Cost $597,941,515)			$623,004,187

Shares	Distribution Rate	Value
Investment Company(a)(i) – 3.9%
Goldman Sachs Financial Square Tax-Free Money Market Fund – FST Shares
26,230,309	0.006%	$ 26,230,309
(Cost $26,230,309)

TOTAL INVESTMENTS – 97.7% (Cost $624,171,824)		$649,234,496

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		15,601,993

NET ASSETS – 100.0%		$664,836,489

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2015.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2015.

(c)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Zero coupon bond until next reset date.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $12,210,907, which represents approximately 1.8% of net assets as of December 31, 2015.

(g)	Security is currently in default.

(h)	Inverse floating rate security. Interest rate disclosed is that which is in effect on December 31, 2015.

(i)	Represents an affiliated issuer.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
ASSURED GTY	—	Insured by Assured Guaranty
CAL MTG INS	—	Insured by California Mortgage Insurance
COMWLTH GTD	—	Commonwealth Guaranteed
COPS	—	Certificates of Participation
ETM	—	Escrowed to Maturity
FNMA	—	Federal National Mortgage Association
GARB	—	General Airport Revenue Bond
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
LIBOR	—	London Interbank Offered Rate
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	—	Insured by National Public Finance Guarantee Corp., which reinsures Financial Guaranty Insurance Co.
NATL-RE-IBC	—	Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	—	Not Rated
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Q-SBLF	—	Qualified School Board Loan Fund
RB	—	Revenue Bond
RITES	—	Residual Interest Tax Exempt Securities
RMKT	—	Remarketed
ST AID WITHHLDG	—	State Aid Withholding
ST APPROP	—	State Appropriation
WR	—	Withdrawn Rating
XLCA	—	Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At December 31, 2015, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread on December 31, 2015(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	$1,000	1.000%	03/20/23	1.068%	$(35,819)	$38,650
JPMorgan Chase Bank, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	1,000	1.000	03/20/23	1.068	(35,820)	38,651

TOTAL						$(71,639)	$77,301

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000’s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$12,300	03/16/26	3 Month LIBOR	2.500%	$(314,161)	$11,931
	10,600	03/16/31	3 Month LIBOR	2.750	(455,558)	43,441
	5,800	03/16/46	3 Month LIBOR	2.750	(178,432)	30,711

TOTAL					$(948,151)	$86,083

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2015.

TAX INFORMATION — At December 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$623,924,544

Gross unrealized gain	46,960,743
Gross unrealized loss	(21,650,791)

Net unrealized security gain	$25,309,952

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – 96.2%
Alabama – 4.0%
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB-/NR)
$755,000	5.375%	12/01/16	$ 763,826
4,425,000	5.500	12/01/21	4,474,781
5,775,000	5.625	12/01/26	5,838,929
16,695,000	5.750	12/01/36	16,875,306
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (AA/A2)(a)
5,750,000	0.000	10/01/38	4,217,970
5,000,000	0.000	10/01/42	3,634,700
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB-/NR)
6,500,000	6.000	10/01/42	7,407,270
19,850,000	7.000	10/01/51	24,176,705
69,020,000	6.500	10/01/53	80,644,348

			148,033,835

Alaska – 0.5%
Northern Tobacco Securitization Corp. RB Refunding Asset-Backed Bonds Series 2006 A (B/B3)
23,740,000	5.000	06/01/46	19,638,203

Arizona – 1.7%
Apache County IDA PCRB for Tucson Electric Power Company Series 2012 A (BBB+/A3)
4,500,000	4.500	03/01/30	4,847,670
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(b)
25,000,000	1.220	01/01/37	22,632,250
City of Tempe IDA RB Refunding for Friendship Village Series 2012 A (NR/NR)
1,250,000	6.250	12/01/42	1,340,150
1,325,000	6.250	12/01/46	1,418,452
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa1)
8,800,000	7.250	02/01/40	10,225,776
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Public Service Co. of New Mexico Palo Verde Project Series 2003 A (BBB+/Baa2)
5,000,000	6.250	01/01/38	5,484,400
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2012 A (BBB+/A3)
5,350,000	4.500	06/01/30	5,778,588
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2013 A (BBB+/A3)
3,390,000	4.000	09/01/29	3,511,532
University Medical Center Corp. RB Series 2009 (NR/WR)(c)
500,000	6.250	07/01/19	585,580
1,360,000	6.500	07/01/19	1,604,351
University Medical Center Corp. RB Series 2011 (NR/WR)(c)
3,500,000	6.000	07/01/21	4,307,835

			61,736,584

California – 15.6%
ABC Unified School District GO Bonds Series 2001 C (NATL-RE) (AA-/Aa3)(d)
1,600,000	0.000	08/01/26	1,171,632
Alameda County Oakland Unified School District GO Bonds Election of 2012 Series 2015 A (NR/NR)
3,000,000	5.000	08/01/40	3,360,600

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (AA/A1)(d)
$1,210,000	0.000%	08/01/36	$ 484,557
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (AA/A2)(d)
1,055,000	0.000	08/01/25	781,544
California County Tobacco Securitization Agency RB Asset-Backed Bonds for Los Angeles County Securitization Corp. Series 2006 A (B/B3)
15,885,000	5.450	06/01/28	15,994,130
California Municipal Finance Authority COPS for Community Hospitals of Central California Obligated Group Series 2009 (A-/Baa1)
19,500,000	5.500	02/01/39	21,363,030
California Pollution Control Financing Authority Solid Waste Disposal RB Refunding for Waste Management, Inc. Project Series 2015 B-2 (AMT) (A-/NR)(e)
7,475,000	3.125	11/03/25	7,624,126
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Series 2012 (AMT) (BBB-/Baa3)(f)
15,355,000	5.000	11/21/45	16,505,857
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
2,000,000	5.000	09/01/30	2,205,920
2,125,000	5.000	09/01/37	2,276,087
California Statewide Communities Development Authority RB for California Baptist University Series 2007 A (NR/NR)
2,000,000	5.400	11/01/27	2,107,880
11,850,000	5.500	11/01/38	11,974,899
California Statewide Communities Development Authority RB for Lancer Plaza Project Series 2013 (NR/NR)
1,875,000	5.875	11/01/43	1,951,650
California Statewide Communities Development Authority RB for Methodist Hospital Project Series 2009 (FHA) (NR/Aa2)(c)
5,340,000	6.625	08/01/19	6,376,067
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (B-/NR)(d)
35,000,000	0.000	06/01/46	2,028,950
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE) (AA-/A3)(d)
7,000,000	0.000	09/01/33	3,521,490
City of Davis Redevelopment Agency Tax Allocation for Davis Redevelopment Project Series 2011 A (A+/NR)
750,000	6.500	12/01/26	883,462
2,830,000	7.000	12/01/36	3,524,765
City of Fremont Community Facilities District No. 1 Special Tax for Pacific Commons Series 2015 (NR/NR)
3,000,000	5.000	09/01/45	3,263,190
City of Goleta Redevelopment Agency Tax Allocation for Goleta Old Town Redevelopment Project Series 2011 (NR/NR)
670,000	7.750	12/01/31	702,046
5,000,000	8.000	06/01/44	5,247,950
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area Off-Street Parking Assessment District Series 2012 (BBB/NR)
600,000	5.000	09/02/30	654,114
Coronado Community Development Agency Tax Allocation for Coronado Community Development Project Series 2005 (AMBAC) (A+/NR)
175,000	5.000	09/01/20	175,556

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Denair California Unified School District GO Bonds Capital Appreciation Election 2001 Series 2003 B (NATL-RE) (AA-/A3)(d)
$1,305,000	0.000%	08/01/27	$ 816,917
El Rancho California Unified School District GO Bonds Capital Appreciation Election 2003 Series 2007 (NATL-RE) (A/A3)(d)
5,400,000	0.000	08/01/32	2,765,340
Fairfield COPS Capital Appreciation for Water Financing Series 2007 A (XLCA) (A+/WR)(d)
4,180,000	0.000	04/01/29	2,477,862
Folsom Cordova Unified School District No. 4 GO for School Facilities Improvement Capital Appreciation for Election of 2006 Series 2007 A (NATL-RE) (AA-/A1)(d)
3,360,000	0.000	10/01/32	1,801,296
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Capital Appreciation Senior Lien Series 2015 A (AGM) (AA/A2)(d)
12,000,000	0.000	01/15/35	5,617,080
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Series 2013 A (BBB-/Ba1)
13,535,000	6.000	01/15/53	15,709,939
Fullerton Public Financing Authority Tax Allocation Series 2005 (AMBAC) (A/WR)
200,000	5.000	09/01/27	201,434
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(d)
125,785,000	0.000	06/01/47	11,656,496
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(d)
307,000,000	0.000	06/01/47	11,457,240
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2015 A (A+/A1)
33,205,000	5.000	06/01/45	37,735,490
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-1 (B-/B3)
28,355,000	5.750	06/01/47	26,523,551
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (B-/B3)
22,780,000	5.300	06/01/37	20,845,295
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB+/NR)
3,000,000	5.625	12/01/29	3,361,860
2,750,000	5.750	12/01/34	3,078,652
Guam Waterworks Authority RB for Water & Wastewater System Series 2010 (A-/Baa2)
9,785,000	5.625	07/01/40	10,824,461
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (B-/NR)(d)
101,195,000	0.000	06/01/36	22,485,529
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-2 (B-/NR)(d)
91,235,000	0.000	06/01/47	7,934,708
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 D (B-/NR)(d)
260,660,000	0.000	06/01/57	3,193,085

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Lammersville Joint Unified School District Special Tax Bonds for Community Facilities District No. 2007-1 Series 2013 (NR/NR)
$2,750,000	6.000%	09/01/43	$ 3,230,095
Lemoore Redevelopment Agency Tax Allocation for Lemoore Redevelopment Project Series 2011 (A-/NR)
665,000	6.625	08/01/24	680,707
1,000,000	7.250	08/01/31	1,027,010
9,315,000	7.375	08/01/40	9,572,653
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (AA-/Aa3)(d)
49,925,000	0.000	08/01/50	11,122,791
Lynwood Redevelopment Agency Tax Allocation for Housing Projects Series 2011 A (A-/NR)
1,625,000	6.750	09/01/26	1,958,353
1,500,000	7.000	09/01/31	1,805,430
875,000	7.250	09/01/38	1,064,446
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(d)
3,750,000	0.000	08/01/35	1,711,050
M-S-R Energy Authority Gas RB Series 2009 A (BBB+/NR)
8,250,000	6.500	11/01/39	11,541,502
M-S-R Energy Authority Gas RB Series 2009 B (BBB+/NR)
2,000,000	6.500	11/01/39	2,797,940
M-S-R Energy Authority Gas RB Series 2009 C (BBB+/NR)
10,000,000	6.125	11/01/29	12,958,600
13,500,000	6.500	11/01/39	18,886,095
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA/Aa3)(a)
7,000,000	0.000	08/01/30	6,025,390
New Haven Unified School District GO Bonds Refunding for Capital Appreciation Series 2009 (ASSURED GTY) (AA/Aa3)(d)
860,000	0.000	08/01/25	639,487
1,105,000	0.000	08/01/26	785,103
5,550,000	0.000	08/01/30	3,285,989
7,830,000	0.000	08/01/32	4,203,222
7,000,000	0.000	08/01/34	3,410,470
Orange County California Community Facilities District No. 2015-1 Village of Esencia Special Tax Bonds Series 2015 A (NR/NR)
3,000,000	5.250	08/15/45	3,311,700
Palomar Pomerado Health COPS Series 2009 (BB+/Ba1)
16,000,000	6.750	11/01/39	17,695,200
Palomar Pomerado Health COPS Series 2010 (BB+/Ba1)
6,500,000	6.000	11/01/41	6,885,970
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA/A2)(a)
10,750,000	0.000	08/01/38	11,673,210
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE) (AA-/Aa2)(d)
1,805,000	0.000	08/01/25	1,365,158
Poway Unified School District Community Facilities District No. 6-4S Ranch Improvement Area C Special Tax Bonds Series 2012 (NR/NR)
250,000	4.600	09/01/35	250,413
Rialto Unified School District GO Election of 2010 Series 2011 A (AGM) (AA/A1)(d)
6,170,000	0.000	08/01/36	2,563,882

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Refunding Bonds Series 2015 A-1 (NR/NR)
$3,325,000	5.500%	09/01/45	$ 3,538,864
River Islands Public Financing Authority Special Tax for Community Facilities District No. 2003-1 Series 2015 B (NR/NR)
22,500,000	5.500	09/01/45	23,815,350
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (A/NR)(d)
2,220,000	0.000	10/01/33	1,022,354
2,220,000	0.000	10/01/35	918,858
1,840,000	0.000	10/01/37	683,247
5,000,000	0.000	10/01/38	1,758,250
8,425,000	0.000	10/01/39	2,809,906
13,395,000	0.000	10/01/40	4,214,335
7,275,000	0.000	10/01/41	2,173,334
6,000,000	0.000	10/01/42	1,701,360
Riverside County Redevelopment Agency Tax Allocation for Jurupa Valley Redevelopment Project Area Series 2011 B (A/NR)
1,225,000	6.500	10/01/25	1,457,860
1,950,000	6.750	10/01/30	2,342,847
Riverside County Transportation Commission Toll Revenue Senior Lien Bonds Series 2013 A (BBB-/NR)
2,000,000	5.750	06/01/48	2,234,480
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE) (AA-/A2)(d)
1,420,000	0.000	08/01/25	1,040,107
San Diego Unified School District GO Bonds Refunding Series 2012 R-1 (AA-/Aa2)(d)
10,000,000	0.000	07/01/30	6,023,600
3,000,000	0.000	07/01/31	1,726,470
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 C (A-/NR)
500,000	6.750	08/01/33	596,635
2,000,000	6.750	08/01/41	2,384,440
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 D (BBB+/NR)
435,000	6.625	08/01/27	515,375
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB+/NR)
750,000	6.250	08/01/28	839,460
555,000	6.375	08/01/29	622,543
305,000	6.500	08/01/31	342,302
1,000,000	6.625	08/01/39	1,125,060
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2011 D (BBB+/NR)
1,000,000	7.000	08/01/33	1,191,970
1,500,000	7.000	08/01/41	1,786,395
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (BBB-/NR)
3,000,000	5.000	01/15/29	3,385,260
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE) (AA-/Aa2)(d)
1,580,000	0.000	08/01/24	1,250,286
1,595,000	0.000	08/01/25	1,202,917

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2013 (NR/NR)
$2,000,000	5.000%	09/01/42	$ 2,130,140
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2014 (NR/NR)
2,000,000	5.500	09/01/44	2,203,040
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (AA/NR)
2,000,000	5.000	07/01/42	2,186,120
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment RB Series 2011 (AA/NR)
2,000,000	5.000	07/01/32	2,292,360
Santee Community Development Commission Tax Allocation for Santee Community Redevelopment Project Series 2011 A (A/NR)
1,000,000	7.000	08/01/31	1,166,310
2,000,000	7.000	08/01/41	2,332,620
Stockton Public Financing Authority Water RB for Delta Water Supply Project Series 2010 A (A/A3)
2,000,000	6.250	10/01/40	2,476,840
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Industrial Complex Public Improvements Series 2012 B (NR/NR)
4,000,000	5.250	09/01/42	4,214,000
Temecula Redevelopment Agency Tax Allocation for Housing Redevelopment Project No. 1 Series 2011 A (A/NR)
1,000,000	6.750	08/01/31	1,227,250
2,100,000	7.000	08/01/39	2,669,814
Tobacco Securitization Authority Northern California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A-1 (B-/B3)
4,200,000	5.500	06/01/45	3,884,118
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Asset-Backed Bonds for San Diego County Tobacco Asset Securitization Corp. Series 2006 A-1 (BB+/B2)
2,235,000	5.000	06/01/37	2,074,102
Tustin California Community Facilities District No. 2014-1 Tustin Legacy/Standard Pacific Special Tax Bonds Series 2015 A (NR/NR)
750,000	5.000	09/01/40	813,285
1,000,000	5.000	09/01/45	1,081,870
Union City Community Redevelopment Agency Tax Allocation for Community Redevelopment Project Sub Lien Series 2011 (A+/NR)
1,500,000	6.875	12/01/33	1,824,915
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(b)
10,000,000	0.982	05/15/43	9,018,100
West Hollywood Community Development Commission Tax Allocation for East Side Redevelopment Project Series 2011 A (A-/NR)
1,000,000	7.250	09/01/31	1,241,750
5,000,000	7.500	09/01/42	6,259,100
William S. Hart Union High School District GO Bonds Capital Appreciation 2008 Election Series B (AGM) (AA/Aa2)(d)
8,360,000	0.000	08/01/34	4,080,516

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Yosemite Community College District GO Bonds Election of 2004 Series 2010 D (AA-/Aa2)(a)
$19,135,000	0.000%	08/01/42	$ 11,411,540

			580,409,258

Colorado – 2.1%
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2012 A (BBB+/NR)
3,500,000	4.500	12/01/33	3,531,045
3,500,000	5.000	12/01/33	3,698,345
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2013 A (BBB+/NR)
3,000,000	5.750	12/01/36	3,295,020
Colorado Health Facilities Authority RB for The Evangelical Lutheran Good Samaritan Society Project Series 2013 (BBB+/Baa1)
3,000,000	5.625	06/01/43	3,437,730
Colorado Regional Transportation District Tax-Exempt Private Activity RB for Denver Transit Partners Eagle P3 Project Series 2010 (A-/Baa3)
12,860,000	6.000	01/15/41	14,417,346
Copperleaf Metropolitan District No. 2 Limited Tax Convertible to Unlimited Tax GO Refunding Series 2015 (NR/NR)
500,000	5.250	12/01/30	519,295
2,000,000	5.750	12/01/45	2,075,680
Cross Creek Metropolitan District No. 2 GO Bonds Refunding Limited Tax Series 2006 (NR/NR)(b)
4,500,000	5.000	12/01/17	3,785,220
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2007 A (AMT) (BB-/B1)
925,000	5.250	10/01/32	953,878
7,000,000	5.750	10/01/32	7,313,250
Denver Colorado Health and Hospital Authority Healthcare RB Series B (BBB/NR)(b)
11,750,000	1.378	12/01/33	11,169,667
E-470 Public Highway Authority RB Refunding Capital Appreciation Series 2006 B (NATL-RE) (AA-/A3)(d)
3,000,000	0.000	09/01/39	987,060
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (AA-/A3)(d)
15,000,000	0.000	09/01/28	9,550,500
4,100,000	0.000	09/01/34	1,976,610
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (AA-/A3)(d)
1,715,000	0.000	09/01/28	921,041
E-470 Public Highway Authority RB Series 2010 A (BBB+/Baa1)(d)
20,000,000	0.000	09/01/40	7,212,800
Park Meadows Business Improvement District RB Series 2007 (NR/NR)
475,000	5.300	12/01/27	494,328
720,000	5.350	12/01/31	749,959
Plaza Metropolitan District No. 1 RB Refunding Series 2013 (NR/NR)(f)
1,000,000	5.000	12/01/40	1,038,960
Vista Ridge Metropolitan District GO Bonds Refunding Limited Tax Subseries 2006 B (NR/NR)(a)
1,725,000	0.000	12/01/40	1,052,026

			78,179,760

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Connecticut – 0.1%
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (B-/NR)(f)
$5,350,000	7.000%	02/01/45	$ 4,900,065
Town of Hamden Refunding GO Series 2013 (AGM) (AA/A2)
500,000	5.000	08/15/23	588,000

			5,488,065

Delaware – 0.3%
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A (NR/NR)
5,806,000	5.450	07/01/35	5,806,406
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2010 (BBB+/Baa1)
3,000,000	5.400	02/01/31	3,324,180
Delaware Economic Development Authority RB for Indian River Power LLC Project Series 2010 (NR/Baa3)
2,050,000	5.375	10/01/45	2,115,006

			11,245,592

District of Columbia – 1.9%
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2009 (ASSURED GTY) (AA/A3)(a)
25,000,000	0.000	10/01/41	30,906,500
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (BBB+/Baa1)(a)
37,100,000	0.000	10/01/44	39,806,445

			70,712,945

Florida – 13.6%
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
3,945,000	6.300	05/01/35	3,948,393
Amelia National Community Development District Special Assessment for Capital Improvement Series 2006 A (NR/NR)
1,495,000	5.375	05/01/37	1,222,148
Arborwood Community Development District RB Capital Improvement for Master Infrastructure Projects Series 2005 A-2 (NR/NR)
14,760,000	5.350	05/01/36	14,790,848
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-2 (NR/NR)
205,000	5.250	05/01/36	205,414
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-3 (NR/NR)
3,010,000	5.500	05/01/36	3,017,465
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B (NR/NR)(a)
9,040,000	0.000	05/01/25	9,678,405
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-1 (NR/NR)(a)
4,065,000	0.000	05/01/36	4,537,312

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-2 (NR/NR)(a)
$1,035,000	0.000%	05/01/36	$ 1,155,257
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
2,380,000	5.250	11/01/46	2,351,154
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Senior Lien Series 2015 A-1 (BBB/NR)
2,000,000	4.250	05/01/29	2,010,620
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (BBB/NR)
1,000,000	5.000	05/01/35	1,007,340
Bellagio Community Development District Special Assessment Bonds Series 2013 (NR/NR)
805,000	6.000	11/01/27	860,432
3,000,000	6.500	11/01/43	3,635,070
Belmont Community Development District Capital Improvement Phase 1 Project Series 2013 A (NR/NR)
775,000	6.125	11/01/33	816,734
1,000,000	6.500	11/01/43	1,066,650
Brevard County Health Facilities Authority RB for Health First, Inc. Project Series 2009 (A-/A3)(c)
4,750,000	7.000	04/01/19	5,626,755
Bridgewater Community Development District Special Assessment Refunding Bonds for Assessment Area Two Series 2015 (NR/NR)
8,295,000	5.750	05/01/35	8,357,461
Broward County Florida Airport Exempt Facility RB for Learjet, Inc. Project RMKT 07/19/04 Series 2000 (AMT) (NR/B2)
2,000,000	7.500	11/01/20	2,016,780
Century Parc Community Development District Special Assessment Refunding Series 2012 (A-/NR)
200,000	3.500	11/01/20	203,012
210,000	3.750	11/01/21	210,538
215,000	3.875	11/01/22	217,214
25,000	4.000	11/01/23	25,418
1,705,000	4.500	11/01/31	1,740,635
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(f)
500,000	5.500	10/01/36	495,075
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A/A1)
1,750,000	4.000	10/01/34	1,837,815
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
2,250,000	5.000	05/01/26	2,543,962
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(g)
3,305,000	5.850	05/01/35	33
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)(g)
3,980,000	5.000	05/01/11	40
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
3,795,000	5.850	05/01/35	3,841,527

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
$2,425,000	5.850%	05/01/35	$ 2,180,220
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)(d)
5,775,000	0.000	05/01/17	5,253,633
Cory Lakes Community Development District Special Assessment Series 2001 A (NR/NR)
105,000	8.375	05/01/17	106,275
Cory Lakes Community Development District Special Assessment Series 2001 B (NR/NR)
215,000	8.375	05/01/17	219,689
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
985,000	3.750	05/01/29	982,912
1,810,000	4.125	05/01/35	1,806,325
Durbin Crossing Community Development District Special Assessment Series 2005 A (NR/NR)
38,375,000	5.500	05/01/37	36,888,352
Escambia County Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (A-/A3)
27,000,000	6.000	08/15/36	31,254,120
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,270,000	6.375	11/01/26	1,411,084
3,250,000	7.000	11/01/45	3,756,643
Estancia at Wiregrass Community Development District Capital Improvements RB Series 2015 (NR/NR)
1,000,000	5.250	11/01/35	1,006,520
1,500,000	5.375	11/01/46	1,512,465
Fishhawk Community Development District II Special Assessment RB Refunding Series 2013 A (A-/NR)
1,480,000	4.375	05/01/34	1,517,681
Florida Higher Educational Facilities Financing Authority RB Refunding for Nova Southeastern University Project Series 2012 A (BBB+/NR)
600,000	5.000	04/01/32	650,346
5,820,000	5.250	04/01/42	6,324,710
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (AMT) (NR/NR)
3,165,000	5.000	11/15/26	3,379,429
5,000,000	5.000	11/15/36	5,145,400
Greeneway Improvement District Special Assessment RB Series 2013 (NR/NR)
11,755,000	5.125	05/01/43	12,038,648
Heritage Harbour Market Place Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)(g)
7,555,000	5.600	05/01/36	4,058,168
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
1,200,000	5.000	05/01/34	1,208,880
2,170,000	5.125	05/01/45	2,186,297
Heritage Harbour South Community Development District RB Refunding for Senior Lien Capital Improvement Series 2013 A-1 (A/NR)
500,000	5.050	05/01/31	529,420
500,000	5.150	05/01/34	523,535

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Heritage Isle At Viera Community Development District Special Assessment Series 2005 (NR/NR)
$5,245,000	5.550%	05/01/37	$ 5,246,469
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
2,260,000	5.700	05/01/36	2,260,723
Heritage Landing Community Development District Special Assessment Refunding Series 2015 (BBB/NR)
2,205,000	4.200	05/01/31	2,177,901
2,000,000	4.350	05/01/36	2,015,620
Islands At Doral III Community Development District Special Assessment Refunding Series 2013 (A-/NR)
2,500,000	4.125	05/01/35	2,522,025
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2005 (NR/NR)
2,850,000	7.210	11/01/20	3,054,801
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2006 B (NR/NR)
6,745,000	6.770	11/01/20	7,105,588
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2013 A (NR/NR)
2,485,000	6.700	05/01/33	2,847,537
4,830,000	7.000	05/01/43	5,624,631
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2014 (NR/NR)
4,140,000	5.350	05/01/34	4,177,219
6,340,000	5.600	05/01/44	6,404,731
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre & NW Sector Project Series 2011 (NR/NR)
19,610,000	8.000	05/01/40	24,103,828
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre North Project Series 2015 (NR/NR)
3,000,000	4.875	05/01/45	3,038,100
Lee County IDA Health Care Facilities RB for Shell Point/Alliance Obligation Group Series 2006 (BBB-/NR)
17,960,000	5.125	11/15/36	18,397,506
Lee County IDA Health Care Facilities RB Refunding for Shell Point Project Series 2011 B (BBB-/NR)
2,600,000	6.500	11/15/31	3,015,740
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BBB-/NR)
9,000,000	5.000	11/15/29	9,283,680
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
4,660,000	5.400	05/01/30	4,172,471
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)(g)
2,635,000	5.375	05/01/30	1,791,800
Marshall Creek Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
1,940,000	5.000	05/01/32	1,960,021
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2005 (NR/NR)(g)
880,000	5.250	05/01/15	9
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B (NR/NR)(g)
1,380,000	6.150	11/01/14	14
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-1 (NR/NR)
435,000	6.000	05/01/36	425,961

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-2 (NR/NR)
$835,000	6.250%	05/01/38	$ 817,223
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 B (NR/NR)
785,000	6.810	05/01/20	794,514
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 A (NR/NR)(a)
645,000	0.000	05/01/35	621,045
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 B (NR/NR)(a)
575,000	0.000	05/01/22	551,482
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)(g)
1,075,000	5.250	05/01/15	11
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center of Florida Series 2014 (BBB+/Baa1)
1,500,000	5.000	11/15/39	1,637,790
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (A/A2)(f)
11,760,000	5.000	03/01/30	13,336,428
Midtown Miami Community Development District Special Assessment RB Refunding for Parking Garage Project Series 2014 A (NR/NR)
3,465,000	5.000	05/01/29	3,671,514
3,270,000	5.000	05/01/37	3,445,828
Miromar Lakes Community Development District RB Refunding for Capital Improvement Series 2015 (NR/NR)
3,265,000	5.000	05/01/28	3,373,202
2,000,000	5.000	05/01/35	1,982,740
Monterra Community Development District Special Assessment Refunding Bonds Series 2015 (AGM) (AA/NR)
1,820,000	3.500	05/01/36	1,778,449
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
750,000	5.250	11/01/35	776,707
1,250,000	5.625	11/01/45	1,301,450
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 A-1 (NR/NR)
2,000,000	5.750	05/01/38	2,005,860
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 B-1 (NR/NR)
1,090,000	5.000	05/01/19	1,091,907
New River Community Development District Special Assessment Series 2006 B (NR/NR)(g)
3,260,000	5.000	05/01/13	33
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
1,680,000	5.000	04/01/24	1,898,282
1,765,000	5.000	04/01/25	1,983,542
1,005,000	5.000	04/01/26	1,121,530
Overoaks Community Development District RB for Capital Improvement Series 2010 A-1 (NR/NR)
1,000,000	6.125	05/01/35	1,001,020
Overoaks Community Development District RB for Capital Improvement Series 2010 A-2 (NR/NR)
1,380,000	6.125	05/01/35	1,381,159
Overoaks Community Development District RB for Capital Improvement Series 2010 B (NR/NR)
1,630,000	5.125	05/01/17	1,638,460

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(g)
$1,200,000	5.125%	05/01/09	$ 600,000
210,000	6.125	05/01/35	105,000
Panther Trace II Community Development District Special Assessment RB Refunding Series 2014 (AGM) (AA/NR)
530,000	4.125	05/01/35	537,150
Paseo Community Development District Capital Improvement Revenue Bonds Capital Appreciation Series 2011 A-2 (NR/NR)(a)
19,365,000	0.000	05/01/36	9,066,306
Paseo Community Development District Capital Improvement Revenue Bonds Special Assessment Series 2011 A-1 (NR/NR)
2,040,000	5.400	05/01/36	2,059,849
Paseo Community Development District RB for Capital Improvement Series 2005 A (NR/NR)(g)
6,355,000	5.400	05/01/36	64
Paseo Community Development District RB for Capital Improvement Series 2005 B (NR/NR)(g)
3,670,000	4.875	05/01/10	37
Paseo Community Development District RB for Capital Improvement Series 2006 (NR/NR)(g)
2,600,000	5.000	02/01/11	26
Portofino Isles Community Development District Special Assessment RB Refunding Series 2013 (BBB-/NR)
2,805,000	4.750	05/01/33	2,871,002
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 1 (NR/NR)
2,500,000	6.600	05/01/33	2,395,375
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
3,070,000	5.000	05/01/25	3,201,212
6,750,000	5.000	05/01/33	6,799,545
Reunion East Community Development District Special Assessment Series 2002 A-2 (NR/NR)(g)
2,170,000	7.200	05/01/22	22
River Hall Community Development District Special Assessment for Capital Improvement Series 2011 A (NR/NR)
5,080,000	5.450	05/01/36	5,080,762
Sandy Creek Community Development District Special Assessment Refunding Series 2007 B (NR/NR)
1,650,000	5.500	05/01/20	1,644,852
Sarasota County Public Hospital District RB for Sarasota Memorial Hospital Project Series 2009 A (AA-/A1)
1,500,000	5.625	07/01/39	1,684,365
Seven Oaks Community Development District II Special Assessment Series 2004 B (NR/NR)
200,000	7.500	05/01/16	200,870
South Kendall Community Development District Special Assessment Series 2010 A (NR/NR)
1,890,000	6.200	11/01/40	2,013,889
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2013 (NR/NR)
2,015,000	5.250	05/01/34	2,211,281
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
4,230,000	5.800	05/01/35	4,143,031

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
$3,180,000	5.800%	05/01/35	$ 2,845,178
Southern Hills Plantation II Community Development District Special Assessment for Capital Improvement Series 2004 (NR/NR)(g)
3,265,000	5.850	05/01/34	1,371,300
Spring Ridge Community Development District Special Assessment RB Series A-1 (NR/NR)
1,375,000	4.800	05/01/35	1,376,732
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA-/Aa3)(c)
5,835,000	6.500	11/15/19	7,017,054
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)(g)
440,000	5.500	11/01/10	347,600
Stonegate Community Development District Special Assessment Refunding Bonds Series 2013 (NR/NR)
2,160,000	5.000	05/01/34	2,317,010
Stoneybrook South Community Development District Special Assessment Bonds Refunding for Assessment Area Two-A Project Series 2014 (NR/NR)
1,500,000	5.125	11/01/34	1,525,935
3,500,000	5.500	11/01/44	3,605,805
Stoneybrook South Community Development District Special Assessment RB Refunding for Assessment Area One Project Series 2013 (NR/NR)
2,500,000	6.500	05/01/39	2,879,325
Talis Park Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,370,000	5.250	11/01/34	1,424,184
2,365,000	6.000	11/01/44	2,617,842
Toscana Isles Community Development District Special Assessment RB Series 2014 (NR/NR)
480,000	5.750	11/01/27	483,830
2,000,000	6.250	11/01/44	2,021,000
TSR Community Development District Special Assessment RB for Village 4 Project Series 2015 A (NR/NR)
465,000	4.250	11/01/21	462,136
2,440,000	5.625	11/01/45	2,447,515
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (BBB/NR)
2,000,000	4.375	05/01/35	1,988,260
Venetian Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
500,000	5.500	05/01/34	512,550
750,000	6.125	05/01/42	785,662
Venetian Parc Community Development District Special Assessment Area One Project Series 2013 (NR/NR)
620,000	6.000	11/01/27	687,673
2,050,000	6.500	11/01/43	2,374,187
Venetian Parc Community Development District Special Assessment Area Two Project Series 2013 (NR/NR)
880,000	6.375	11/01/27	960,450
2,300,000	7.125	11/01/44	2,544,628
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
750,000	5.125	11/01/35	756,232
2,000,000	5.250	11/01/46	2,019,440

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
$2,800,000	5.000%	05/01/32	$ 3,104,752
6,475,000	5.125	05/01/43	7,214,121
Village Community Development District No. 10 Special Assessment RB Series 2014 (NR/NR)
5,000,000	6.000	05/01/44	5,758,900
Village Community Development District No. 5 Special Assessment RB Refunding Phase I Series 2013 (A/NR)
1,670,000	4.000	05/01/33	1,673,073
Village Community Development District No. 5 Special Assessment RB Refunding Phase II Series 2013 (A/NR)
2,340,000	4.000	05/01/34	2,333,869
Village Community Development District No. 8 Special Assessment RB Series 2008 (NR/NR)
7,980,000	6.375	05/01/38	8,604,754
Village Community Development District No. 8 Special Assessment Refunding Phase II Series 2010 (NR/NR)
8,080,000	6.125	05/01/39	9,278,991
Village Community Development District No. 9 Special Assessment RB Series 2011 (NR/NR)
4,955,000	7.000	05/01/41	6,036,875
Village Community Development District No. 9 Special Assessment Refunding Series 2012 (NR/NR)
2,000,000	5.500	05/01/42	2,284,560
Villasol Community Development District RB Series 2003 A (NR/NR)
2,260,000	6.600	05/01/34	2,261,333
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
14,000	5.350	05/01/39	13,907
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-2 (NR/NR)(a)
680,000	0.000	05/01/39	590,220
Waters Edge Community Development District Pasco County Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
3,240,000	4.200	05/01/36	3,213,594
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
1,240,000	5.125	11/01/35	1,236,082
2,000,000	5.500	11/01/45	2,003,980
Winding Cypress Community Development District Special Assessment Phase 1 And Phase 2 Assessment Area Series 2015 (NR/NR)
350,000	4.000	11/01/20	349,982
400,000	4.375	11/01/25	399,820
1,770,000	5.000	11/01/45	1,748,247
Wiregrass Community Development District Capital Improvement RB Series 2014 (NR/NR)
500,000	5.375	05/01/35	504,885
3,060,000	5.625	05/01/45	3,091,763

			508,886,684

Georgia – 2.2%
Altlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 A-1 (A+/Aa3)
1,500,000	5.250	07/01/40	1,752,540
5,500,000	5.250	07/01/44	6,401,505
Altlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 B (A/A1)
1,000,000	4.000	07/01/40	1,043,350

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Georgia – (continued)
Atlanta Tax Allocation for Beltline Project RMKT 12/15/09 Series 2009 A (NR/A2)
$7,365,000	7.500%	01/01/31	$ 8,496,411
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 A (BB/Ba3)
11,700,000	8.750	06/01/29	14,217,606
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A (NR/NR)
2,015,000	5.250	11/01/28	1,990,800
Marietta Development Authority University Facilities RB Refunding for Life University, Inc. Project Series 2008 (NR/Ba3)
2,500,000	7.000	06/15/39	2,618,750
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(b)
49,820,000	1.060	10/01/33	45,776,111

			82,297,073

Guam – 1.0%
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (AGM) (AA/A2)
7,300,000	6.125	10/01/43	8,478,731
Guam International Airport Authority RB Refunding for Series 2013 C (AMT) (BBB/Baa2)
2,000,000	6.375	10/01/43	2,352,240
Guam Power Authority RB Series 2010 A (BBB/Baa2)
10,000,000	5.500	10/01/40	10,980,100
Guam Waterworks Authority RB for Water & Wastewater System Series 2013 (A-/Baa2)
13,705,000	5.500	07/01/43	15,351,793

			37,162,864

Idaho – 0.4%
Madison County Hospital Revenue COPS Series 2006 (BB+/NR)
15,285,000	5.250	09/01/37	15,420,884

Illinois – 8.8%
Chicago Illinois Board of Education GO Bonds Capital Appreciation Refunding for School Reform Series 1999 A (NATL-RE) (AA-/A3)(d)
15,000,000	0.000	12/01/31	6,418,200
Chicago Illinois Board of Education GO Bonds Refunding for School Reform Series 1999 A (NATL-RE) (AA-/A3)
9,535,000	5.500	12/01/26	10,573,552
Chicago Illinois Board of Education GO Bonds Refunding Series 2005 A (AMBAC) (BB/B1)
8,965,000	5.500	12/01/29	8,710,125
Chicago Illinois Board of Education GO Bonds Series 2011 A (BB/B1)
2,380,000	5.000	12/01/41	1,987,229
Chicago Illinois Board of Education GO Bonds Series 2012 A (BB/B1)
10,000,000	5.000	12/01/42	8,302,400
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (BB/NR)
15,805,000	5.250	12/01/35	14,183,881
12,500,000	5.250	12/01/39	10,958,625
Chicago Illinois Board of Education Unlimited Tax GO Bonds Refunding for Dedicated Revenues Series 2005 A (AMBAC) (BB/B1)
2,000,000	5.500	12/01/30	1,938,620

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Chicago Illinois GO Bonds Refunding RMKT 06/08/15 Series 2005 D (BBB+/Ba1)
$1,700,000	5.500%	01/01/37	$ 1,777,180
Chicago Illinois GO Bonds Refunding RMKT 06/08/15 Series 2007 F (BBB+/Ba1)
2,500,000	5.500	01/01/42	2,596,900
Chicago Illinois GO Bonds Refunding Series 2014 A (BBB+/Ba1)
8,375,000	5.250	01/01/33	8,695,679
5,570,000	5.000	01/01/34	5,584,482
4,230,000	5.000	01/01/35	4,224,839
3,500,000	5.000	01/01/36	3,473,750
Chicago Illinois GO Bonds Refunding Series C (BBB+/Ba1)
3,825,000	5.000	01/01/40	3,736,183
Chicago Illinois GO Bonds Series 2011 A (BBB+/Ba1)
1,500,000	5.250	01/01/35	1,531,605
3,000,000	5.000	01/01/40	2,930,340
Chicago Illinois GO Bonds Series 2012 A (BBB+/Ba1)
15,000,000	5.000	01/01/33	15,069,150
850,000	5.000	01/01/34	851,734
Chicago Illinois GO Bonds Series 2015 A (BBB+/NR)
4,180,000	5.500	01/01/39	4,354,348
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (A/NR)
1,500,000	5.000	01/01/39	1,609,950
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
30,000	5.400	03/01/16	30,085
1,450,000	5.625	03/01/36	1,450,986
Illinois Finance Authority RB for Christian Homes, Inc. Series 2007 A (BBB-/NR)
2,780,000	5.750	05/15/31	2,900,958
Illinois Finance Authority RB for Christian Homes, Inc. Series 2007 A (BBB-/NR)(c)
1,720,000	5.750	05/15/17	1,838,904
Illinois Finance Authority RB for Christian Homes, Inc. Series 2010 (BBB-/NR)
805,000	6.125	05/15/27	876,106
Illinois Finance Authority RB for Christian Homes, Inc. Series 2010 (BBB-/NR)(c)
445,000	6.125	05/15/20	536,523
Illinois Finance Authority RB for Midwest Regional Medical Center Series 2006 A (NR/NR)
33,670,000	6.750	10/01/46	33,713,098
Illinois Finance Authority RB Refunding for Franciscan Communities, Inc. Series 2013 A (BBB-/NR)
4,500,000	5.250	05/15/47	4,587,660
Illinois Finance Authority RB Refunding for OSF Healthcare System Series 2010 A (A/A2)
17,000,000	6.000	05/15/39	19,570,910
Illinois Finance Authority Recovery Zone Facility RB for Navistar International Corp. Project Series 2010 (CCC-/Caa1)
14,000,000	6.500	10/15/40	13,051,080
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV Series 2004 B (NR/C)(g)
15,000	4.500	06/01/14	5,250
3,225,000	5.000	06/01/24	1,128,750
8,000,000	5.375	06/01/35	2,800,000
Illinois GO Bonds Series 2012 (A-/Baa1)
500,000	5.000	03/01/31	528,685
750,000	5.000	03/01/37	781,785
Illinois GO Bonds Series 2013 (A-/Baa1)
5,050,000	5.500	07/01/38	5,464,555

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois GO Bonds Series 2014 (A-/Baa1)
$5,000,000	5.000%	05/01/39	$ 5,231,650
Illinois GO Bonds Series 2014 (AGM) (AA/Baa1)
20,000,000	5.000	02/01/39	21,043,000
Illinois State Toll Highway Authority Toll Highway Senior RB 2015 Series A (AA-/Aa3)
7,920,000	5.000	01/01/40	9,022,781
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
2,245,000	6.250	03/01/34	2,271,513
Metropolitan Pier & Exposition Authority RB for McCormick Place Expansion Project Residual Series 2010 A-3219 (BBB+/NR)(f)(h)
20,000,000	9.064	06/15/50	21,266,400
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (AA/A2)(d)
1,500,000	0.000	06/15/44	378,555
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006 (NR/NR)(g)
4,567,000	6.000	03/01/36	2,740,200
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	4.750	10/01/29	881,891
1,010,000	4.750	10/01/32	1,048,238
Southwestern Illinois Development Authority Health Facility RB for Memorial Group, Inc. Series 2013 (BB+/NR)
19,200,000	7.125	11/01/43	25,072,896
5,000,000	7.625	11/01/48	6,704,200
Southwestern Illinois Development Authority RB Capital Appreciation for United States Steel Corporation Project Series 2012 (AMT) (BB-/B2)
12,505,000	5.750	08/01/42	6,982,917
Springfield Illinois Senior Lien Electric RB Refunding Series 2015 (AGM) (AA/A2)
13,625,000	4.000	03/01/40	13,928,701
Volo Village Special Service Area No. 6 Special Tax for Lancaster Falls Project Series 2006 (NR/NR)
3,928,000	5.750	03/01/36	4,016,498

			329,363,547

Indiana – 1.0%
Anderson Indiana Economic Development RB Refunding & Improvement for Anderson University Project Series 2007 (BB+/NR)
1,355,000	5.000	10/01/24	1,367,019
1,500,000	5.000	10/01/32	1,469,910
Delaware County Hospital Authority RB for Cardinal Health System Obligated Group Series 2006 (NR/WR)(c)
2,000,000	5.250	08/01/16	2,055,220
Gary/Chicago International Airport Authority Airport Development Zone RB Series 2014 (AMT) (BBB+/NR)
1,300,000	5.000	02/01/29	1,372,345
1,250,000	5.250	02/01/34	1,322,337
1,500,000	5.000	02/01/39	1,533,930
Indiana Finance Authority Environmental Improvement RB for United States Steel Corp. Project Series 2012 (AMT) (BB-/B2)
795,000	5.750	08/01/42	443,936
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2011 N (AA-/Aa3)
2,000,000	5.125	03/01/38	2,230,760

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Indiana – (continued)
Indiana Finance Authority Midwestern Disaster Relief RB for Ohio Valley Electric Co. Project Series 2012 A (BBB-/Baa3)
$6,825,000	5.000%	06/01/39	$ 7,093,496
Indiana Finance Authority RB for Private Activity for Ohio River Bridges East End Crossing Project Series 2013 A (AMT) (BBB/NR)
6,250,000	5.000	07/01/48	6,638,375
Indiana Municipal Power Agency Power Supply System RB Refunding Series 2016 A (A+/A1)(i)
7,750,000	5.000	01/01/42	8,900,565
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (AMT) (NR/WR)(g)
7,520,823	6.500	11/15/31	76,712
Vigo County Hospital Authority RB for Vigo Union Hospital, Inc. Series 2007 (NR/NR)(f)
2,000,000	5.500	09/01/27	2,077,980

			36,582,585

Iowa – 0.1%
Coralville Iowa COPS Series 2006 D (NR/Ba2)
2,550,000	5.250	06/01/26	2,558,364
Pottawattamie County RB Refunding for Christian Homes, Inc. Series 2007 E (BBB-/NR)
1,355,000	5.750	05/15/31	1,413,956

			3,972,320

Kentucky – 0.8%
Kentucky Economic Development Finance Authority Hospital RB for Owensboro Medical Health System, Inc. Series 2010 A (BBB+/Baa3)
8,000,000	6.375	06/01/40	9,139,280
8,250,000	6.500	03/01/45	9,450,622
Louisville & Jefferson County Metro Government Health System RB for Norton Healthcare, Inc. Series 2006 (A-/NR)
6,815,000	5.000	10/01/30	7,009,228
Louisville & Jefferson County Metro Government Health System RB for Norton Healthcare, Inc. Series 2013 A (A-/NR)
5,000,000	5.750	10/01/42	5,785,750

			31,384,880

Louisiana – 2.3%
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Westlake Chemical Corp. Projects Series 2010 A-2 (BBB+/Baa3)
5,000,000	6.500	11/01/35	5,917,500
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Women’s Hospital Foundation Project Series 2010 A (A/A3)
19,265,000	6.000	10/01/44	22,454,899
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2015 B (AMT) (A-/A3)
12,000,000	5.000	01/01/40	13,212,240
32,145,000	5.000	01/01/45	35,211,955
New Orleans Aviation Board Gulf Opportunity Zone RB for Consolidated Rental Car Project Series 2009 A (A-/Baa1)
7,470,000	6.500	01/01/40	8,395,682

			85,192,276

Maryland – 1.0%
Baltimore Maryland Convention Center Hotel RB Subseries 2006 B (BB/Ba2)
200,000	5.000	09/01/16	204,144

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Maryland – (continued)
Frederick County Maryland Educational Facilities RB for Mount St. Mary’s University Series 2007 (BB+/Ba2)
$2,590,000	5.000%	09/01/30	$ 2,555,449
Frederick County Maryland Special Tax Limited Obligations Bonds for Jefferson Technology Park Series 2013 A (NR/NR)
3,000,000	7.250	07/01/43	3,240,330
Frederick County Maryland Tax Incremental & Special Tax Limited Obligations Bonds for Jefferson Technology Park Series 2013 B (NR/NR)
8,860,000	7.125	07/01/43	9,941,452
Maryland State Health & Higher Educational Facilities Authority RB for Doctors Community Hospital Series 2010 (BB+/Baa3)
9,500,000	5.750	07/01/38	10,088,335
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2007 A (BBB/Baa2)
7,000,000	5.500	07/01/42	7,361,200
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2012 (BBB/Baa2)
2,100,000	5.000	07/01/31	2,239,923

			35,630,833

Massachusetts – 0.5%
Massachusetts Development Finance Agency RB Series 2013 A (NR/NR)(f)
2,250,000	6.500	11/15/43	2,435,040
Massachusetts Development Finance Agency RB Simmons College Issue Series 2015 K (BBB+/Baa1)
1,950,000	5.000	10/01/36	2,104,225
Massachusetts State Health & Educational Facilities Authority RB for Suffolk University Series 2009 A (BBB/Baa2)
12,500,000	5.750	07/01/39	13,874,625

			18,413,890

Michigan – 2.4%
Allen Park City Brownfield Redevelopment Authority Series 2007 (AMBAC) (CCC+/WR)
7,095,000	5.000	05/01/32	7,098,973
Detroit Michigan School District GO Bonds for School Building and Site Improvement Series 2002 A (FGIC-Q-SBLF) (AA-/Aa1)
3,500,000	6.000	05/01/20	4,164,370
3,000,000	6.000	05/01/21	3,627,870
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (AA/A2)(b)
4,675,000	1.010	07/01/32	4,327,507
Detroit Michigan Water & Sewerage Department Sewage Disposal System RB Refunding Senior Lien Series 2012 A (A-/Baa3)
2,000,000	5.250	07/01/39	2,206,400
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Financial Recovery Income Tax Local Project Series 2014 F (A/NR)
2,000,000	4.500	10/01/29	2,149,320
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Department Sewage Disposal System Second Lien Local Project Series 2015 C (BBB+/Ba1)
355,000	5.000	07/01/33	399,805
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (AGM) (AA/A2)
2,600,000	5.000	07/01/35	2,957,812

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (A-/Baa3)
$1,250,000	5.000%	07/01/34	$ 1,424,050
750,000	5.000	07/01/35	846,600
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-2 (BBB+/Ba1)
2,100,000	5.000	07/01/34	2,343,411
Michigan Finance Authority RB Refunding for Detroit Water and Sewer Senior Lien Series 2014 C-3 (AGM) (AA/A2)
2,175,000	5.000	07/01/32	2,500,532
1,750,000	5.000	07/01/33	2,004,853
Michigan Finance Authority State Aid RB for Detroit School District Junior Subordinate Lien Series 2015 E (ST AID WITHHLDG) (SP-3/NR)(f)
7,600,000	5.750	08/22/16	7,587,156
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (CCC+/NR)(d)
196,775,000	0.000	06/01/52	2,241,267
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (CCC/NR)(d)
70,100,000	0.000	06/01/52	1,140,527
Monroe County Hospital Finance Authority RB Refunding for Mercy Memorial Hospital Corp. Obligation Series 2006 (AA-/WR)(c)
4,000,000	5.375	06/01/16	4,080,160
9,835,000	5.500	06/01/16	10,037,011
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (NR/Aaa)(c)
25,000,000	8.250	09/01/18	29,725,500

			90,863,124

Minnesota – 0.4%
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2012 (NR/NR)
2,500,000	5.750	06/15/32	2,756,650
3,750,000	6.000	06/15/39	4,134,075
Guam Government Department of Education COPS for John F. Kennedy High School Project Series 2010 A (B+/NR)
2,500,000	6.625	12/01/30	2,759,325
3,355,000	6.875	12/01/40	3,690,634

			13,340,684

Mississippi – 0.0%
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Central Hospital Series 2006 (BBB/NR)
1,825,000	5.250	12/01/26	1,863,380

Missouri – 0.0%
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 A (NR/NR)(g)
1,535,000	6.000	07/01/37	107,450
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 B (AMT) (NR/NR)(g)
7,750,000	6.000	07/01/25	542,500
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)(g)
1,250,000	5.750	04/01/27	275,000

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Missouri – (continued)
Strother Interchange Transportation Development District-Lees Summit RB Series 2006 (NR/NR)
$675,000	5.000%	05/01/24	$ 675,378

			1,600,328

Nevada – 0.5%
City of Las Vegas Special Improvement District No. 607 for Local Improvement Refunding Series 2013 (NR/NR)
455,000	3.000	06/01/16	456,788
700,000	3.000	06/01/17	706,811
690,000	4.000	06/01/18	708,933
760,000	4.000	06/01/19	777,959
645,000	4.000	06/01/20	660,951
830,000	4.000	06/01/21	845,737
450,000	5.000	06/01/22	481,738
400,000	5.000	06/01/23	429,104
200,000	4.250	06/01/24	204,766
275,000	5.000	06/01/24	296,200
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,960,000	4.900	03/01/17	1,949,828
2,420,000	5.000	03/01/20	2,373,246
2,440,000	5.100	03/01/21	2,386,393
1,265,000	5.100	03/01/22	1,226,936
3,440,000	5.125	03/01/25	3,188,880
Henderson Local Improvement District No. T-17 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,275,000	5.000	09/01/25	1,309,986
North Las Vegas Local Improvement District No. 60 Special Assessment Refunding for Special Improvement Subseries 2006 B (NR/NR)
55,000	5.100	12/01/22	55,377

			18,059,633

New Hampshire – 0.1%
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB/Baa3)
1,050,000	5.250	06/01/26	1,065,131
4,185,000	5.250	06/01/36	4,233,713

			5,298,844

New Jersey – 3.6%
New Jersey Economic Development Authority Cigarette Tax RB Refunding Series 2012 (BBB+/Baa1)
2,500,000	5.000	06/15/26	2,684,700
1,000,000	5.000	06/15/28	1,064,450
New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (NR/Baa3)
1,000,000	4.750	06/15/32	1,042,200
1,000,000	5.000	06/15/37	1,044,720
1,000,000	5.125	06/15/43	1,048,260
New Jersey Economic Development Authority Private Activity RB for Goethals Bridge Replacement Project Series 2013 (AMT) (BBB-/NR)
1,000,000	5.375	01/01/43	1,104,710
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (A-/A3)(c)
1,640,000	5.000	09/01/19	1,863,942

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2005 N-1 (NATL-RE) (AA-/A3)
$7,705,000	5.500%	09/01/27	$ 8,772,682
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (BB-/B1)
7,500,000	5.500	04/01/28	7,522,425
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (AMT) (BB-/B1)
8,500,000	5.250	09/15/29	9,260,665
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 A (AMT) (BB-/B1)
5,000,000	5.625	11/15/30	5,597,050
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 B (AMT) (BB-/B1)
5,000,000	5.625	11/15/30	5,597,050
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Baa3)
31,880,000	6.625	07/01/38	35,095,417
New Jersey Health Care Facilities Financing Authority RB for Trinitas Hospital Obligated Group Series 2007 A (BBB/Baa2)
8,980,000	5.250	07/01/30	9,323,305
New Jersey Health Care Facilities Financing Authority RB Refunding for University Hospital Series 2015 A (AGM) (AA/A2)
9,700,000	4.125	07/01/38	9,879,353
5,600,000	5.000	07/01/46	6,112,344
New Jersey Transportation Trust Fund Authority for Transportation System Bonds Series 2011 B (A-/A3)
11,750,000	5.000	06/15/42	12,156,550
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2015 Series AA (A-/A3)
2,500,000	5.250	06/15/41	2,686,650
4,000,000	5.000	06/15/45	4,174,240
1,750,000	5.000	06/15/46	1,824,865
Newark New Jersey Housing Authority RB for South Ward Police Facility Series 2009 A (ASSURED GTY) (NR/A3)
2,000,000	6.750	12/01/38	2,312,520
Tobacco Settlement Financing Corp. RB Senior Asset-Backed Bonds for Capital Appreciation Series 2007 1-A (B-/B3)
3,500,000	4.750	06/01/34	2,860,865

			133,028,963

New Mexico – 0.6%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan and Four Corners Projects RMKT 04/01/06 Series 2003 B (BBB+/Baa2)
6,925,000	4.875	04/01/33	7,019,734
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB+/Baa2)
14,000,000	5.900	06/01/40	15,443,540

			22,463,274

New York – 0.8%
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (BB+/Baa3)
1,500,000	5.875	04/01/42	1,578,135

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
Nassau County Tobacco Settlement Corp. RB Refunding for Asset-Backed Bonds Series 2006 A-3 (B-/NR)
$1,890,000	5.125%	06/01/46	$ 1,638,743
New York City Capital Resource Corp. RB for YMCA of Greater New York Project Series 2015 (A-/Baa1)
1,000,000	5.000	08/01/40	1,115,030
New York City Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 F (NR/NR)
2,000,000	4.500	02/15/48	2,085,720
New York City Industrial Development Agency PILOT RB for Queens Baseball Stadium Project Series 2009 (ASSURED GTY) (AA/A3)
1,000,000	6.125	01/01/29	1,114,060
3,000,000	6.375	01/01/39	3,383,250
5,000,000	6.500	01/01/46	5,647,500
New York Convention Center Development Corporation RB Refunding for Hotel Unit Fee Secured Series 2015 (NR/Aa3)
5,000,000	5.000	11/15/40	5,778,500
Newburgh New York GO Serial Bonds Series 2012 A (NR/Baa3)
1,565,000	5.750	06/15/35	1,702,454
Onondaga Civic Development Corp. RB for St. Joseph’s Hospital Health Center Project Series 2014 A (BB/Ba2)(c)
1,750,000	5.125	07/01/19	1,987,685
Troy City Capital Resource Corp. RB for Rensselaer Polytechnic Institute Project Series 2010 A (A-/A3)
5,000,000	5.125	09/01/40	5,603,300

			31,634,377

North Carolina – 0.3%
Columbus County Industrial Facilities and Pollution Control Financing Authority Recovery Zone Facility RB Series 2010 A (BBB/Baa2)
1,000,000	5.700	05/01/34	1,121,930
North Carolina Medical Care Commission Health Care Facilities RB Refunding First Mortgage for Lutheran Services for the Aging Series 2012 A (NR/NR)
3,800,000	4.750	03/01/32	3,928,744
1,000,000	5.000	03/01/37	1,038,530
1,000,000	5.000	03/01/42	1,031,430
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)
1,000,000	4.500	09/01/30	973,770
2,000,000	5.000	09/01/37	2,012,440

			10,106,844

Ohio – 5.7%
Bowling Green City Student Housing RB for CFP I LLC - Bowling Green State University Project Series 2010 (BBB-/NR)
7,000,000	6.000	06/01/45	7,475,300
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
45,250,000	6.500	06/01/47	41,849,463

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Ohio – (continued)
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/Caa1)
$32,950,000	5.125%	06/01/24	$ 29,595,360
52,945,000	5.875	06/01/30	46,801,792
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-3 (B-/Caa1)
16,600,000	6.250	06/01/37	15,108,490
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (AMT) (BB-/B1)
22,320,000	5.375	09/15/27	22,413,967
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2006 A (BBB/NR)
10,540,000	5.000	01/01/27	10,810,667
14,250,000	5.000	01/01/37	14,412,450
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB/NR)
2,000,000	5.000	01/01/42	2,066,620
1,610,000	5.000	01/01/46	1,656,819
Lorain County Port Authority Recovery Zone Facility RB for United States Steel Corp. Project Series 2010 (BB-/B2)
8,730,000	6.750	12/01/40	5,224,381
Muskingum County Hospital Facilities RB Refunding for Genesis Healthcare System Project Series 2013 (BB+/Ba2)
8,000,000	5.000	02/15/48	8,191,760
Ohio State Solid Waste Disposal RB for USG Corp. Project Series 1998 (AMT) (B/B3)
7,250,000	5.650	03/01/33	7,257,250

			212,864,319

Oklahoma – 1.5%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BB/NR)
4,725,000	5.000	12/01/27	4,816,145
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2000 B (AMT) (NR/NR)
12,500,000	5.500	06/01/35	13,474,750
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 A (AMT) (NR/NR)
2,680,000	5.500	12/01/35	2,888,987
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
24,300,000	5.500	12/01/35	26,194,914
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (BB-/NR)(e)
3,500,000	5.000	06/01/25	3,861,375
Weatherford Hospital Authority RB Series 2006 (NR/NR)
2,200,000	6.000	05/01/25	2,250,820
865,000	6.000	05/01/31	878,399

			54,365,390

Oregon – 0.4%
Forest Grove Oregon Student Housing RB for Oak Tree Foundation Project Series 2007 (NR/NR)
4,665,000	5.500	03/01/37	4,762,919
University of Oregon RB Series 2015 A (AA-/Aa2)
7,345,000	5.000	04/01/45	8,522,036

			13,284,955

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Pennsylvania – 3.4%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB/NR)
$1,500,000	5.000%	09/01/30	$ 1,618,590
1,000,000	5.000	09/01/35	1,063,860
Allentown Neighborhood Improvement Zone Development Authority Tax RB Series 2012 A (NR/Baa2)
18,000,000	5.000	05/01/42	18,821,520
Chester County IDA Student Housing RB for University Student Housing, LLC Project West Chester University Series 2013 A (NR/Baa3)
500,000	5.000	08/01/35	527,685
1,000,000	5.000	08/01/45	1,035,640
City of Philadelphia GO Bonds Series 2011 (A+/A2)
4,000,000	6.000	08/01/36	4,668,640
Clairton Municipal Authority Sewer RB Series 2012 B (BBB/NR)
1,000,000	5.000	12/01/42	1,056,670
Cumberland County Municipal Authority RB for Diakon Lutheran Social Ministries Project Series 2015 (BBB+/NR)
1,500,000	5.000	01/01/38	1,581,000
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA/Aa2)(b)
49,750,000	0.990	05/01/37	44,010,840
Lancaster County Hospital Authority Health Facilities RB for St. Anne’s Retirement Community, Inc. Project Series 2012 (BB+/NR)
1,400,000	5.000	04/01/27	1,452,248
1,500,000	5.000	04/01/33	1,523,160
Pennsylvania Economic Development Financing Authority RB for The Pennsylvania Rapid Bridge Replacement Project Series 2015 (AMT) (BBB/NR)
4,500,000	5.000	06/30/42	4,902,345
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal RB for Philadelphia Biosolids Facility Project Series 2009 (BBB/Baa3)
7,400,000	6.250	01/01/32	8,153,838
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 B (B+/NR)
2,460,000	8.000	05/01/29	2,879,577
Pennsylvania State Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (XLCA) (BBB+/WR)(b)
13,095,000	1.010	07/01/27	12,311,002
10,750,000	1.060	07/01/39	9,271,553
Pennsylvania State Higher Educational Facilities Authority RB for La Salle University Series 2012 (BBB/NR)
4,000,000	5.000	05/01/42	4,202,320
Philadelphia Authority Industrial Development RB for Please Touch Museum Project Series 2006 (NR/NR)(g)
3,000,000	5.250	09/01/26	450,000
3,000,000	5.250	09/01/31	450,000
Philadelphia Hospitals & Higher Education Facilities Authority RB Refunding for Temple University Health System Obligated Group Series 2012 B (BBB-/Ba2)
5,000,000	6.250	07/01/23	5,250,850

			125,231,338

Puerto Rico – 6.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (CCC-/Caa3)
56,440,000	6.000	07/01/38	38,097,000
38,845,000	6.000	07/01/44	26,171,819

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (CCC-/Caa3)
$115,000	4.500%	07/01/27	$ 77,338
370,000	5.000	07/01/30	243,275
5,115,000	5.125	07/01/37	3,311,962
31,835,000	5.250	07/01/42	20,851,925
3,470,000	6.000	07/01/47	2,320,562
Puerto Rico Commonwealth GO Bonds Series 2014 A (CC/Caa3)
34,460,000	8.000	07/01/35	24,983,500
Puerto Rico Commonwealth Highway & Transportation Authority RB (CC/Ca)
215,000	5.000	07/01/28	40,313
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (AMBAC) (CC/Ca)
24,730,000	5.250	07/01/38	21,700,575
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 N (NATL-RE) (AA-/A3)
200,000	5.250	07/01/33	195,246
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (AMBAC) (CC/Ca)
1,500,000	5.500	07/01/23	1,481,250
1,000,000	5.500	07/01/27	957,500
Puerto Rico Commonwealth Public Improvement GO Bonds Refunding Series 2009 B (CC/Caa3)
645,000	5.875	07/01/36	420,862
Puerto Rico Commonwealth Public Improvement GO Bonds Refunding Series 2011 A (CC/Caa3)
1,260,000	5.750	07/01/41	819,000
Puerto Rico Commonwealth Public Improvement GO Bonds Refunding Series 2011 C (CC/Caa3)
205,000	6.500	07/01/40	135,812
Puerto Rico Commonwealth Public Improvement GO Bonds Series 2007 A (CC/Caa3)
4,000,000	5.250	07/01/32	2,570,000
4,000,000	5.250	07/01/37	2,565,000
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(b)
33,042,000	0.930	07/01/29	24,285,870
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (CC/Caa3)(g)
9,700,000	5.250	07/01/26	6,256,500
Puerto Rico Electric Power Authority RB Refunding Series 2012 A (CC/Caa3)(g)
19,720,000	5.000	07/01/42	12,620,800
Puerto Rico Electric Power Authority RB Series 2008 WW (CC/Caa3)(g)
2,000,000	5.500	07/01/20	1,290,000
3,275,000	5.000	07/01/28	2,112,375
825,000	5.250	07/01/33	528,000
Puerto Rico Electric Power Authority RB Series 2010 XX (CC/Caa3)(g)
7,590,000	5.250	07/01/40	4,857,600
Puerto Rico Electric Power Authority RB Series 2013 A (CC/Caa3)(g)
5,210,000	7.000	07/01/33	3,373,475
5,205,000	6.750	07/01/36	3,363,731
5,440,000	7.000	07/01/40	3,495,200
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (CC/Ca)(d)
4,750,000	0.000	07/01/34	1,158,525
3,750,000	0.000	07/01/35	843,525

Principal Amount	Interest Rate		Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2009 P (CC/Caa3)
$1,000,000	6.125%		07/01/23	$ 626,880
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (CC/Ca)
2,000,000	6.375		08/01/39	840,000
2,700,000	6.000		08/01/42	1,113,750
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 A (CC/Ca)
4,925,000	5.375		08/01/39	1,970,000
4,455,000	5.500		08/01/42	1,793,138
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (CC/Ca)
26,000,000	5.250		08/01/41	10,400,000
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (CC/Ca)(d)
25,000,000	0.000		08/01/39	2,116,000
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2011 A-1 (CC/Ca)
1,500,000	5.000		08/01/43	600,000
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (CC/Ca)(a)
23,300,000	0.000		08/01/32	9,134,299
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation Series 2010 A (CC/Ca)
10,000,000	0.000	(d)	08/01/33	1,267,200
10,130,000	0.000	(a)	08/01/33	3,038,494
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subseries 2009 A (CC/Ca)
4,100,000	6.500		08/01/44	1,732,250
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding Series 2011 A-1 (CC/Ca)
500,000	5.250		08/01/43	200,000
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding Series 2011 C (CC/Caa3)
500,000	5.000		08/01/40	285,000
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Refunding Subseries A (CC/Ca)
485,000	5.750		08/01/37	197,638

				246,443,189

Rhode Island – 0.3%
Rhode Island Health and Educational Building Corp. RB Refunding for Care New England Series 2013 A (BB/NR)
2,500,000	6.000		09/01/33	2,701,700
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (CCC/NR)(d)
46,215,000	0.000		06/01/52	2,024,679
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2015 A (BBB/NR)
5,000,000	5.000		06/01/40	5,217,050

				9,943,429

South Carolina – 0.7%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
3,589,000	6.875		11/01/35	3,553,505
South Carolina Jobs - Economic Development Authority Hospital RB Refunding for Palmetto Health Series 2011 A (AGM) (AA/A2)
4,000,000	6.500		08/01/39	4,866,440

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
South Carolina – (continued)
South Carolina Public Service Authority RB Tax-Exempt Series 2015 E (AA-/A1)
$7,750,000	5.250%	12/01/55	$ 8,738,125
South Carolina State Ports Authority RB Series 2015 (AMT) (A+/A1)
7,500,000	5.250	07/01/55	8,334,075

			25,492,145

South Dakota – 0.1%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2007 (A+/A1)(c)
5,000,000	5.000	05/01/17	5,279,800

Tennessee – 0.5%
Blount County Health & Educational Facilities Board RB Refunding for Asbury, Inc. Series 2007 A (NR/NR)
1,345,000	5.125	04/01/23	1,360,884
Johnson City Health & Educational Board Retirement Facilities RB for Mountain States Health Alliance Series 2012 A (BBB+/Baa1)
1,500,000	5.000	08/15/42	1,627,065
Johnson City Health & Educational Facilities Board RB for Mountain States Health Alliance Series 2010 A (BBB+/Baa1)
5,500,000	6.500	07/01/38	6,324,780
Knox County Tennessee Health, Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
2,000,000	5.250	04/01/36	2,057,800
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 A (NR/NR)(e)(g)
8,680,000	5.750	04/01/25	3,472,000
Shelby County Health Educational & Housing Facilities Board RB for Trezevant Manor Project Series 2006 A (NR/NR)
2,000,000	5.625	09/01/26	2,046,860
Shelby County Health Educational & Housing Facilities Board RB Refunding for The Village at Germantown Residential Care Facility Mortgage Series 2012 (NR/NR)
2,000,000	5.375	12/01/47	2,044,400

			18,933,789

Texas – 6.6%
Austin Texas Convention Center Enterprises, Inc. RB Third Tier Series 2001 C-1 (NR/NR)
15,000	9.750	01/01/26	15,495
Austin Texas Convention Center Enterprises, Inc. RB Third Tier Series 2001 C-2 (NR/NR)
1,815,000	9.750	01/01/26	1,874,478
Bexar County Texas Health Facilities Development Corp. RB for Army Retirement Residence Foundation Project Series 2010 (BBB/NR)
3,250,000	6.200	07/01/45	3,517,377
Board of Managers, Joint Guadalupe County - City of Seguin Hospital Hospital Mortgage Improvement RB Refunding Bonds Series 2015 (BB/NR)
1,950,000	5.250	12/01/35	2,107,833
2,435,000	5.000	12/01/40	2,529,356
1,950,000	5.000	12/01/45	2,014,526
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2006 (AMT) (NR/WR)(g)
4,740,000	5.000	03/01/41	237,000

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Brazos River Authority PCRB Refunding for TXU Energy Co. LLC Project Series 2003 C (AMT) (NR/WR)(g)
$9,275,000	6.750%	10/01/38	$ 463,750
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2015A (BBB+/Baa2)
3,900,000	5.000	01/01/45	4,332,159
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Major Improvement Area Project Series 2015 (NR/NR)
3,920,000	7.500	09/01/45	3,936,699
City of Celina, Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Neighorhood Improvement Area #1 Project Series 2015 (NR/NR)
1,845,000	6.250	09/01/45	1,855,830
Dallas County Flood Control District No. 1 Unlimited Tax GO Refunding Series 2015 (NR/NR)(f)
1,250,000	5.000	04/01/28	1,298,325
2,250,000	5.000	04/01/32	2,299,140
Denton Independent School District Unlimited Tax GO for School Building Series 2015-A (PSF-GTD) (AAA/NR)
10,230,000	5.000	08/15/45	11,926,645
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 A (NR/Baa3)
1,545,000	4.750	05/01/38	1,532,300
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 B (NR/Baa3)
5,250,000	4.750	11/01/42	5,186,895
Grand Parkway Transportation Corp. System Toll RB First Tier Series 2013 A (BBB/NR)
11,815,000	5.500	04/01/53	12,966,962
Harris County Cultural Education Facilities Finance Corp. RB First Mortgage for Brazos Presbyterian Homes, Inc. Project Series 2013 B (BB+/NR)
3,030,000	7.000	01/01/48	3,555,069
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (BB-/B1)
9,000,000	6.625	07/15/38	10,421,280
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal E Project Series 2014 A (AMT) (BB-/B1)
9,250,000	5.000	07/01/29	9,937,552
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal Improvement Projects Series 2015 B-1 (AMT) (BB-/NR)
7,500,000	5.000	07/15/35	7,882,725
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa1)
5,200,000	6.300	11/01/29	5,835,544
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
5,165,000	5.625	02/15/35	5,170,475
New Hope Cultural Education Facilities Finance Corporation Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (BBB-/Baa3)
1,000,000	5.000	04/01/47	1,035,080
New Hope Cultural Education Facilities Finance Corporation Student Housing RB for Texas A&M University at Galveston Collegiate Housing Project Series 2014 A (NR/Baa3)
1,385,000	4.750	04/01/46	1,390,526

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
North Texas Tollway Authority RB First Tier Series 2009 A (A/A1)
$25,585,000	6.250%	01/01/39	$ 29,024,392
North Texas Tollway Authority RB Refunding Toll Second Tier Series 2008 F (A-/A2)(c)
32,000,000	5.750	01/01/18	35,008,320
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project RMKT 11/29/05 Series 2001 C (NR/WR)(g)
5,950,000	5.200	05/01/28	297,500
San Antonio Texas Water System RB Refunding Junior Lien Series 2015 B (AA/Aa2)
15,000,000	5.000	05/15/39	17,404,950
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligated Group Series 2007 (BBB-/NR)
4,180,000	5.125	05/15/37	4,218,205
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (BBB+/Baa1)(b)
7,825,000	1.043	12/15/26	7,259,487
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (BBB+/Baa1)
7,485,000	6.250	12/15/26	9,212,164
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
7,500,000	6.875	12/31/39	8,938,575
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2013 (AMT) (BBB-/Baa3)
5,000,000	6.750	06/30/43	6,142,750
Texas Water Development Board State Water Implementation Revenue Fund RB Series 2015 A (AAA/NR)
20,000,000	5.000	10/15/45	23,421,800
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
350,000	4.000	12/01/21	369,183
500,000	4.000	12/01/27	499,515
1,550,000	4.750	12/01/35	1,572,429
650,000	4.750	12/01/43	655,610

			247,347,901

U.S. Virgin Islands – 0.2%
Virgin Islands Public Finance Authority RB Refunding Series 2014 C (AGM) (AA/NR)
3,515,000	5.000	10/01/39	3,869,312
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Cruzan Project Series 2009 A (NR/Baa3)
2,000,000	6.000	10/01/39	2,193,400

			6,062,712

Utah – 0.6%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (AMT) (NR/NR)
20,325,000	7.100	08/15/23	23,024,566

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency RB for St. Michael’s College Project Series 2012 (BBB+/Baa1)
2,250,000	5.000	10/01/42	2,428,425

Virginia – 0.8%
Albemarle County IDA RB Refunding Westminster-Canterbury Series 2007 (NR/NR)
1,000,000	5.000	01/01/31	1,006,110

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Virginia – (continued)
Alexandria City IDA for Residential Care Facilities Mortgagae RB for Goodwin House, Inc. Series 2015 (BBB/NR)
$2,700,000	5.000%	10/01/45	$ 2,897,775
Mosaic District Community Development Authority RB Series 2011 A (NR/NR)
3,580,000	6.250	03/01/21	4,058,360
2,000,000	6.625	03/01/26	2,286,140
7,000,000	6.875	03/01/36	8,040,620
Suffolk IDA Retirement Facilities RB Refunding First Mortgage for Lake Prince Center Series 2006 (NR/NR)
725,000	5.150	09/01/24	731,119
1,000,000	5.300	09/01/31	1,004,520
Tobacco Settlement Financing Corp. RB Refunding Asset-Backed Bonds Series 2007 (B-/B3)
2,000,000	5.200	06/01/46	1,639,020
Tobacco Settlement Financing Corp. Senior Asset-Backed Bonds Series 2007 B-1 (B-/B3)
4,620,000	5.000	06/01/47	3,625,314
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
4,000,000	7.750	07/01/38	4,568,360

			29,857,338

Washington – 0.7%
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (NR/NR)(f)(h)
3,955,000	16.565	01/01/23	5,916,008
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (NR/NR)(f)(h)
4,150,000	16.573	01/01/24	6,194,705
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2010 (NR/Baa2)
4,000,000	5.750	12/01/35	4,385,120
Washington Health Care Facilities Authority RB for Kadlec Regional Medical Center Series 2012 (NR/Baa3)(c)
3,000,000	5.000	12/01/21	3,589,110
Washington Health Care Facilities Authority RB for MultiCare Health System RMKT 02/26/09 Series 2008 A (ASSURED GTY) (AA/Aa3)(c)
750,000	6.000	08/15/19	877,612
Washington Health Care Facilities Authority RB for MultiCare Health System RMKT 02/26/09 Series 2008 B (ASSURED GTY) (AA/Aa3)(c)
1,750,000	6.000	08/15/19	2,047,763

			23,010,318

West Virginia – 0.1%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. - Amos Project Series 2010 A (BBB/Baa1)
4,000,000	5.375	12/01/38	4,439,640

Wisconsin – 1.3%
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Improvements Obligated Group Series 2012 B (AMT) (BBB/NR)
15,850,000	5.000	07/01/42	16,390,485
Public Finance Authority Student Housing RB for CHF-Cullowhee, LLC-Western Carolina University Project Series 2015 A (BBB-/NR)
3,250,000	5.250	07/01/47	3,403,270

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Wisconsin – (continued)
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
$3,180,000	5.000%	05/15/36	$ 3,207,570
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A-/Baa1)
2,000,000	5.250	08/15/31	2,050,040
13,380,000	5.250	08/15/34	13,710,620
Wisconsin State Health & Educational Facilities Authority RB Refunding for Wheaton Healthcare Series 2006 B (A-/Baa1)
10,620,000	5.125	08/15/30	10,874,349

			49,636,334

Total State-Specific Municipal Debt Obligations (Cost $3,457,823,925)			$3,585,657,117

Corporate Obligation – 0.1%
Materials – 0.1%
AK Steel Corp.
$5,200,000	7.625%	10/01/21	$ 2,002,000
6,800,000	8.375	04/01/22	2,601,000

Total Corporate Obligations (Cost $6,729,207)			$ 4,603,000

TOTAL INVESTMENTS – 96.3% (Cost $3,464,553,132)			$3,590,260,117

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.7%			139,727,335

NET ASSETS – 100.0%			$3,729,987,452

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Zero coupon bond until next reset date.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2015.

(c)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2015.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $85,351,139, which represents approximately 2.3% of net assets as of December 31, 2015.

(g)	Security is currently in default.

(h)	Inverse floating rate security. Interest rate disclosed is that which is in effect on December 31, 2015.

(i)	When-issued security.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
ASSURED GTY	—	Insured by Assured Guaranty
COPS	—	Certificates of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GO	—	General Obligation
IDA	—	Industrial Development Authority
LIBOR	—	London Interbank Offered Rate
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
NR	—	Not Rated
PCRB	—	Pollution Control Revenue Bond
PILOT	—	Payment in Lieu of Taxes
PSF-GTD	—	Guaranteed by Permanent School Fund
Q-SBLF	—	Qualified School Board Loan Fund
RB	—	Revenue Bond
RITES	—	Residual Interest Tax Exempt Securities
RMKT	—	Remarketed
ST AID WITHHLDG	—	State Aid Withholding
WR	—	Withdrawn Rating
XLCA	—	Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At December 31, 2015, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread on December 31, 2015(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America, N.A.	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	$4,000	1.000%	03/20/23	1.068%	$(143,277)	$154,601
JPMorgan Chase Bank, N.A.	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	10,000	1.700	06/20/21	0.857	—	472,989
	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	9,000	1.000	03/20/23	1.068	(322,375)	347,855
	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	15,000	1.000	09/20/23	1.115	(539,237)	534,390
	Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	10,000	1.830	06/20/21	2.597	—	(374,758)
Morgan Stanley Co., Inc.	California State Various Purpose GO Bonds, Series 2003, 5.250%, 02/01/2018	10,000	1.000	12/20/23	1.136	(225,916)	207,707
	Illinois State GO Bonds, Series A, 5.000%, 06/01/2029	10,000	1.000	12/20/23	2.758	(611,520)	(431,533)

TOTAL						$(1,842,325)	$911,251

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT

		Rates Exchanged		Market Value
Notional Amount (000’s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$139,800	03/16/46	3 Month LIBOR	2.750%	$(4,313,665)	$753,071

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2015.

TAX INFORMATION — At December 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$3,451,863,074

Gross unrealized gain	411,580,922
Gross unrealized loss	(273,183,879)

Net unrealized security gain	$138,397,043

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – 95.1%
Alabama – 0.8%
Alabama 21st Century Authority Tobacco Settlement RB Series 2012 A (A/NR)
$2,435,000	5.000%	06/01/17	$ 2,573,844
1,500,000	5.000	06/01/18	1,635,330
Alabama Federal Aid Highway Finance Authority Refunding for Grant Anticipation Bonds Series 2011 (AA/A1)
11,400,000	4.000	03/01/17	11,825,676
Alabama State GO Bonds Series 2007 A (AGM) (AA/Aa1)
5,020,000	5.000	08/01/17	5,353,880
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (BBB-/NR)
1,000,000	5.000	10/01/16	1,024,310
1,750,000	5.000	10/01/17	1,843,397
1,875,000	5.000	10/01/18	2,014,650
1,300,000	5.000	10/01/21	1,429,545
1,745,000	5.000	10/01/22	1,921,664
Tuscaloosa Alabama Public Educational Building Authority RB Refunding Series 2009 B (AA-/NR)
3,850,000	3.000	08/15/16	3,909,560

			33,531,856

Alaska – 0.1%
North Slope Borough Alaska GO Bonds Series 2012 A (AA-/Aa2)
1,465,000	3.000	06/30/16	1,484,089
340,000	4.000	06/30/17	356,010
Northern Tobacco Securitization Corp. RB Asset-Backed Bonds Series 2006 A (BB/Ba1)
4,735,000	4.625	06/01/23	4,751,762

			6,591,861

Arizona – 4.0%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(a)
30,300,000	1.220	01/01/37	27,430,287
Arizona Health Facilities Authority Hospital RB Refunding for Phoenix Children’s Hospital Series 2013 A (BBB+/NR)(b)
5,000,000	1.860	02/05/20	5,131,650
Arizona School Facilities Board COPS Refunding Series 2015 A (AA-/Aa3)
8,000,000	5.000	09/01/20	9,253,680
Arizona Transportation Board Excise Tax RB Refunding for Regional Area Road Series 2014 (AA+/Aa1)
4,150,000	5.000	07/01/19	4,692,903
Arizona Transportation Board Highway RB Series 2008 A (AAA/Aa1)(c)
7,000,000	5.000	07/01/18	7,693,070
Arizona Transportation Board Refunding for Grant Anticipation Notes Series 2012 (AA/Aa2)
7,235,000	4.000	07/01/16	7,363,494
Glendale City GO Bonds Refunding Series 2015 (AGM) (AA/A2)
2,880,000	2.000	07/01/16	2,898,403
365,000	4.000	07/01/18	387,276
1,600,000	4.000	07/01/19	1,726,304
3,000,000	4.000	07/01/20	3,279,150
3,400,000	4.000	07/01/21	3,760,978
1,665,000	5.000	07/01/22	1,956,358

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Arizona – (continued)
Glendale City Senior Lien Water & Sewer RB Refunding Obligations Series 2012 (AA/A1)
$1,000,000	4.000%	07/01/16	$ 1,017,120
1,500,000	5.000	07/01/17	1,590,810
Glendale City Senior Lien Water & Sewer RB Refunding Obligations Series 2015 (AA/A1)
4,635,000	4.000	07/01/18	4,966,124
10,830,000	5.000	07/01/19	12,223,063
Maricopa County Arizona COPS Series 2015 (AA+/Aa1)
9,000,000	3.000	07/01/18	9,393,390
Maricopa County Arizona Paradise Valley Unified School District No. 69 GO Bonds Refunding for School Improvement Project of 2011 Series 2015 E (AA/Aa2)
2,860,000	4.000	07/01/18	3,059,199
12,115,000	3.000	07/01/19	12,819,003
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project RMKT 05/30/13 Series 2009 C (A-/A2)(b)
6,500,000	1.750	05/30/18	6,571,955
Maricopa County Arizona School Improvement Refunding for Peoria Unified School District No. 11 Series 2015 (AGM) (AA/A2)
3,000,000	4.000	07/01/19	3,242,130
Maricopa County Community College District GO Bonds Series 2013 (AAA/Aaa)
9,920,000	2.000	07/01/17	10,104,413
10,010,000	3.000	07/01/19	10,633,923
Maricopa County Phoenix High School District No. 210 School Improvement GO Bonds Series 2006 C (NATL-RE) (AA/Aa2)(c)
3,800,000	5.000	07/01/17	3,885,006
Maricopa County Phoenix High School District No. 210 School Improvement GO Refunding Bonds Series 2014 (AA/Aa2)
8,140,000	3.000	07/01/17	8,402,759
1,000,000	4.000	07/01/18	1,072,460
1,000,000	3.000	07/01/19	1,061,630
Pima County GO Bonds Series 2013 A (AA-/NR)
2,280,000	1.750	07/01/16	2,295,276
1,405,000	1.750	07/01/17	1,424,895
Yavapai County IDA Solid Waste Disposal RB for Waste Management, Inc. Project Series 2002 (AMT) (A-/NR)(b)
5,000,000	2.125	06/01/18	5,014,550

			174,351,259

Arkansas – 0.7%
Arkansas Development Finance Authority State Park Facilities RB Refunding for Mt. Magazine Project Series 2012 (AGM) (AA/NR)
1,720,000	2.000	01/01/16	1,720,000
2,065,000	2.000	01/01/17	2,093,786
1,885,000	3.000	01/01/18	1,940,118
Arkansas Federal Highway Grant Anticipation GO Bonds RB Series 2014 (AA/Aa1)
5,000,000	5.000	04/01/18	5,453,900
Jefferson County Pollution Control RB Refunding for Entergy Arkansas, Inc. Project Series 2013 (A-/A3)
3,000,000	1.550	10/01/17	3,023,640

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Arkansas – (continued)
Little Rock Arkansas School District GO Bonds Refunding Series 2015 (ST AID WITHHLDG) (NR/Aa2)
$6,000,000	3.000%	02/01/21	$ 6,371,280
Little Rock Arkansas Sewer RB Refunding Series 2015 (NR/Aa3)
1,240,000	3.000	04/01/20	1,318,678
1,075,000	3.000	10/01/20	1,145,896
North Little Rock School District No. 1 Construction GO Bonds Series 2013 B (ST AID WITHHLDG) (NR/Aa2)
1,440,000	5.000	02/01/17	1,506,168
Springdale Arkansas Sales and Use Tax RB Series 2012 (AA-/NR)
845,000	2.000	11/01/16	855,005
1,915,000	2.000	11/01/17	1,952,917
1,465,000	2.000	11/01/18	1,486,359
720,000	2.000	11/01/19	727,949

			29,595,696

California – 8.4%
Abag Finance Authority RB for Sharp Health Care Series 2011 A (AA-/Aa3)
3,000,000	5.000	08/01/16	3,078,420
Alameda Corridor Transportation Authority RB Refunding for Capital Appreciation Subordinate Lien Series A (AMBAC) (BBB+/Baa2)(d)
10,165,000	0.000	10/01/19	9,367,149
12,555,000	0.000	10/01/20	11,197,930
Anaheim Public Financing Authority Lease RB for Convention Center Expansion Project Series 2014 A (AA-/NR)
1,320,000	5.000	05/01/16	1,339,655
1,250,000	5.000	05/01/17	1,319,775
Anaheim Redevelopment Agency Tax Allocation Refunding for Merged Redevelopment Project Area Series 2007 A (AGM) (AA/A2)
50,000	5.000	02/01/24	53,882
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 05/01/13 Series 2006 C-1 (AA/Aa3)(b)
10,000,000	0.910	05/01/23	10,025,100
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 06/03/13 Series 2006 C-1 (AA/Aa1)(b)
7,000,000	0.910	05/01/23	7,017,570
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2001 A (AA/NR)(b)
15,000,000	1.260	04/01/27	15,023,250
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2006 C-2 (AA/Aa3)(b)
26,050,000	1.450	08/01/17	26,196,661
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2014 (AA/Aa3)(b)
2,000,000	1.500	04/02/18	2,011,640
Benicia Unified School District GO Bonds Refunding Series 1997 A (NATL-RE FGIC) (AA-/Aa3)(d)
1,735,000	0.000	08/01/17	1,704,048
1,510,000	0.000	08/01/18	1,453,858

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Bonita Canyon Public Facilities Financing Authority Special Tax for Community Facilities District No. 98-1 Series 2012 (NR/NR)
$650,000	3.000%	09/01/16	$ 655,538
735,000	3.000	09/01/17	746,760
1,000,000	3.250	09/01/18	1,026,890
Buena Park Community Redevelopment Agency Tax Allocation for Consolidated Redevelopment Project Series 2008 A (A/A3)
25,000	4.300	09/01/16	25,558
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 1996 G (AMBAC) (A/A3)(a)
6,900,000	0.172	07/01/23	6,530,218
California Health Facilities Financing Authority RB for Children’s Hospital Los Angeles Series 2012 B (BBB+/Baa2)(b)
8,000,000	1.810	07/01/17	8,063,280
California Health Facilities Financing Authority RB Refunding for Lucile Salter Packard Children’s Hospital at Stanford Series 2008 B (AA-/Aa3)(b)
5,000,000	1.450	03/15/17	5,037,850
California Municipal Finance Authority RB for NorthBay Healthcare Group Series 2013 A (BBB-/NR)(b)
5,000,000	2.110	11/01/16	5,000,050
California Municipal Finance Authority RB Refunding for NorthBay Healthcare Group Series 2013 B (BBB-/NR)
1,700,000	5.000	11/01/16	1,753,346
3,480,000	5.000	11/01/17	3,694,507
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (NR/Baa3)
150,000	3.000	06/01/20	153,484
100,000	4.000	06/01/22	106,323
California Pollution Control Financing Authority PCRB Refunding for U.S.A. Waste Services, Inc. Series 1998 A (AMT) (A-/NR)
1,900,000	1.500	06/01/18	1,887,973
California State Department of Water Resources Power Supply RB Series 2010 M (AA/Aa2)
15,585,000	4.000	05/01/16	15,771,397
California State Various Purpose GO Bonds Refunding Series 2012 (AA-/Aa3)
1,150,000	2.000	09/01/16	1,161,902
2,055,000	5.000	09/01/19	2,337,193
Carlsbad Improvement Bonds Refunding Reassessment District No. 2012-1 Series 2013 (NR/NR)
400,000	3.000	09/02/17	409,968
Corona-Norco Unified School District Public Financing Authority Special Tax Refunding Senior Lien Series 2013 A (A-/NR)
500,000	3.000	09/01/16	507,905
275,000	4.000	09/01/18	294,742
Del Mar Race Track Authority RB Series 2015 (BBB-/NR)(e)
220,000	2.000	10/01/16	221,349
295,000	3.000	10/01/17	302,245
Fontana Redevelopment Agency Tax Allocation Refunding for Jurupa Hills Redevelopment Project Series 1999 A (A/NR)
465,000	5.500	10/01/17	466,325
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 A-1 (BBB+/Aaa)
4,900,000	5.000	06/01/17	5,170,872

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (B/B3)
$15,225,000	4.500%	06/01/27	$ 15,090,411
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2013 A (A+/A1)
4,225,000	3.000	06/01/17	4,357,369
Irvine City Limited Obligation Improvement Bond Reassessment District No. 12-1 Series 2012 Act 1915 (BBB+/NR)
1,215,000	4.000	09/02/17	1,267,524
1,250,000	4.000	09/02/18	1,325,325
1,895,000	4.000	09/02/19	2,047,415
Irvine City Limited Obligation Improvement Bond Reassessment District No. 13-1 Series 2013 (BBB+/NR)
625,000	2.000	09/02/17	634,200
Irvine City Limited Obligation Improvement Bond Reassessment District No. 15-2 Series 2015 (NR/NR)
300,000	2.000	09/02/16	302,211
400,000	3.000	09/02/17	411,564
500,000	4.000	09/02/18	531,340
1,000,000	4.000	09/02/19	1,074,170
725,000	4.000	09/02/20	783,101
775,000	5.000	09/02/21	881,826
Lake Elsinore Public Financing Authority Local Agency RB Refunding for Community Facilities District No. 88-3 Series 2015 B (AGM) (AA/NR)
1,235,000	5.000	09/01/20	1,414,767
Lake Elsinore Public Financing Authority Local Agency RB Refunding Series 2015 (NR/NR)
355,000	3.000	09/01/17	362,835
1,495,000	4.000	09/01/18	1,559,225
1,000,000	4.000	09/01/19	1,048,810
840,000	5.000	09/01/21	934,576
Long Beach California Harbor Revenue Short-Term Notes Series 2014 C (AA/NR)
20,000,000	5.000	11/15/18	22,260,600
Los Alamitos Unified School District GO Bonds for School Facilities Improvement District No.1 Series 2011 (ETM) (SP-1+/Aa2)(c)(d)
1,750,000	0.000	09/01/16	1,744,767
Los Angeles Community Redevelopment Agency Tax Allocation for Hollywood Redevelopment Project Series 1998 C (NATL-RE) (AA-/A3)
540,000	5.500	07/01/17	572,945
Los Angeles County Metropolitan Transportation Authority Sales Tax RB Refunding First Tier Senior Series 2011 A (AAA/Aa1)
10,000,000	5.000	07/01/17	10,636,100
Los Angeles County Public Works Financing Authority Lease RB for Multiple Capital Projects II Series 2012 (AA/A1)
1,500,000	5.000	08/01/18	1,649,400
Los Angeles Unified School District Series 2004 F (FGIC) (AA-/Aa2)
455,000	5.000	07/01/17	465,265
Los Angeles Unified School District Series 2004 F (FGIC) (NR/Aa2)(c)
1,350,000	5.000	07/01/16	1,380,389

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Manteca Unified School District Special Tax Community Facilities District No. 1989-2 Series 2013 B (AGM) (AA/A2)
$410,000	3.000%	09/01/16	$ 416,425
275,000	4.000	09/01/17	288,626
Miramar Ranch North California Special Tax Refunding for Community Facilities District No.1 Series 2012 (A/NR)
1,000,000	3.000	09/01/16	1,015,670
1,895,000	4.000	09/01/17	1,988,897
3,080,000	4.000	09/01/19	3,332,098
Modesto Irrigation District RB for Electric System Series 2011 A (A+/A2)
1,000,000	5.000	07/01/17	1,060,540
Mountain View California Shoreline Regional Park Community Tax Allocation Series 2011 A (A/NR)
300,000	4.000	08/01/16	305,874
225,000	4.000	08/01/17	235,845
350,000	5.000	08/01/18	381,875
Murrieta Public Financing Authority Special Tax RB Refunding Series 2012 (BBB-/NR)
1,965,000	5.000	09/01/18	2,111,766
1,000,000	5.000	09/01/19	1,097,360
Natomas Unified School District GO Bonds Refunding Series 2012 (AGM) (AA/A2)
890,000	3.000	09/01/16	903,946
Natomas Unified School District GO Bonds Refunding Series 2013 (BAM) (AA/A1)
410,000	3.000	09/01/18	431,189
730,000	4.000	09/01/20	816,943
650,000	4.000	09/01/21	738,881
Oxnard Community Development Commission Tax Allocation for HERO Project Area Series 2008 (AGM) (AA/A2)
120,000	5.000	09/01/16	123,442
Palm Desert Financing Authority RB Tax Allocation for Project Area No. 1 As Amended Series 2006 A (NATL-RE) (AA-/A3)
700,000	5.250	04/01/20	705,971
Palm Desert Financing Authority RB Tax Allocation for Project Area No. 1 As Amended Series 2007 A (NATL-RE) (AA-/A3)
100,000	5.000	04/01/16	100,591
Palm Desert Financing Authority Tax Allocation RB Refunding for Housing Set-Aside Series 2007 (NATL-RE) (NR/A3)
100,000	5.000	10/01/20	105,513
Palo Alto Limited Obligation Refunding & Improvement for University Avenue Area Off-Street Parking Assessment District Series 2012 (BBB/NR)
385,000	3.000	09/02/18	399,565
Rancho Cucamonga Redevelopment Agency Set Aside Allocation for Rancho Redevelopment Housing Series 2007 A (NATL-RE) (AA-/A3)
150,000	5.500	09/01/17	160,727
Roseville Finance Authority Special Tax Revenue Refunding Bonds Series 2012 (A/NR)
1,855,000	3.000	09/01/17	1,915,028
Sacramento City Schools Joint Powers Financing Authority Lease RB Refunding Series 2014 A (BAM) (AA/NR)
1,065,000	4.000	03/01/17	1,106,524
1,000,000	4.000	03/01/18	1,061,520

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Sacramento County Regional Transit District Farebox RB Series 2012 (A-/A3)
$500,000	4.000%	03/01/16	$ 502,805
530,000	4.000	03/01/17	549,234
250,000	5.000	03/01/18	270,125
730,000	5.000	03/01/19	811,723
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(a)
43,220,000	0.808	12/01/35	39,538,088
Salida Area Public Facilities Financing Agency Community Facilities District No. 1988-1 Special Tax Bonds Series 2011 (AGM) (AA/NR)
1,470,000	3.000	09/01/16	1,494,784
1,515,000	3.000	09/01/17	1,569,858
1,310,000	3.000	09/01/18	1,364,378
San Bernardino City Unified School District GO Bonds Refunding Series 2013 A (A/A2)
800,000	5.000	08/01/18	879,256
San Bernardino City Unified School District GO Bonds Refunding Series 2013 A (AGM) (AA/A2)
150,000	5.000	08/01/19	169,520
San Diego Redevelopment Agency Tax Allocation for Centre City Redevelopment Series 2006 A (AMBAC) (AA-/A2)
1,450,000	5.250	09/01/21	1,495,008
665,000	5.250	09/01/23	685,868
San Diego Redevelopment Agency Tax Allocation for Centre City Series 2004 A (XLCA) (A/A2)
150,000	5.250	09/01/16	150,344
300,000	5.000	09/01/17	300,657
San Francisco City & County Airport Commission San Francisco International Airport RB Refunding Second Series 2010 D (AGM) (AA/A1)
4,455,000	5.000	05/01/17	4,704,881
San Francisco City & County GO Bonds for Clean & Safe Neighborhood Parks Series 2012 B (AA+/Aa1)
2,750,000	4.000	06/15/19	3,025,468
San Francisco City & County Redevelopment Financing Authority Tax Allocation for San Francisco Redevelopment Project Series 2003 B (NATL-RE FGIC) (AA-/A2)
250,000	5.250	08/01/17	250,213
San Jacinto Redevelopment Agency Tax Allocation for Redevelopment Project Area Series 2005 (XLCA) (A-/WR)
160,000	3.900	08/01/17	160,109
San Juan Unified School District Election of 2012 GO Bonds Series 2014 B (NR/Aa2)
11,105,000	2.000	08/01/17	11,329,876
2,000,000	3.000	08/01/19	2,126,860
San Marcos Public Financing Authority Special Tax RB Refunding Series 2012 (A-/NR)
620,000	2.000	09/01/16	625,481
1,260,000	2.250	09/01/17	1,285,326
1,000,000	4.000	09/01/19	1,083,330
San Ramon Valley Unified School District GO Bonds Series 1998 A (NATL-RE FGIC) (AA/Aa1)(d)
2,000,000	0.000	07/01/18	1,940,900
Simi Valley Community Development Agency Tax Allocation Refunding for Tapo Canyon and West End Project Series 2003 (NATL-RE FGIC) (AA-/A3)
600,000	5.250	09/01/18	601,416

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Stockton Unified School District GO Bonds Refunding Series 2012 (AGM) (AA/A2)
$400,000	4.000%	07/01/17	$ 418,324
1,090,000	5.000	07/01/19	1,223,449
Temecula Public Financing Authority for Wolf Creek Community Facilities District 03-03 Series 2012 Special Tax Refunding Bonds (NR/NR)
825,000	3.000	09/01/16	830,742
600,000	3.000	09/01/17	609,894
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (B+/B3)
1,185,000	4.750	06/01/23	1,185,284
Transmission Agency of Northern California RB Refunding for California-Oregon Transmission Project Series B (NATL-RE) (AA-/Aa3)
16,775,000	0.950	05/01/24	15,959,728
3,750,000	0.963	05/01/24	3,574,258
Ukiah Unified School District GO Bonds Series 1997 (NATL-RE FGIC) (AA-/A1)(d)
2,000,000	0.000	08/01/16	1,989,800
University of California Regents Medical Center Pooled RB Refunding Series 2007 C-2 (NATL-RE) (AA-/Aa3)(a)
3,500,000	0.852	05/15/30	3,368,015
15,000,000	0.982	05/15/43	13,527,150
Ventura County Capital Appreciation GO Bonds for Conejo Valley Unified School District for Election of 2014 Series A (AGM) (AA/A1)(d)
1,775,000	0.000	08/01/20	1,645,105
Western Riverside Water and Wastewater Financing Authority Local Agency RB Refunding Series 2013 A-1 (BBB+/NR)
265,000	4.000	09/01/16	270,650
525,000	4.000	09/01/17	549,685

			366,723,156

Colorado – 0.5%
Colorado E-470 Public Highway Authority Senior RB Refunding Series 2015 A (BBB+/Baa1)
1,000,000	5.000	09/01/20	1,150,870
Colorado Health Facilities Authority RB Refunding for Covenant Retirement Communities, Inc. Series 2015 A (BBB+/NR)
500,000	4.000	12/01/18	528,055
1,000,000	5.000	12/01/20	1,113,680
Denver Colorado City & County School District No. 1 Tax Exempt GO Bonds Series 2012 B (ST AID WITHHLDG) (AA/Aa2)
4,030,000	4.000	12/01/16	4,155,776
Denver Colorado Health and Hospital Authority Healthcare RB Series B (BBB/NR)(a)
13,250,000	1.378	12/01/33	12,595,582
Jefferson County School District No. R-1 GO Bonds Series 2012 (ST AID WITHHLDG) (AA-/Aa2)
1,750,000	3.000	12/15/16	1,790,548
Larimer County School District No. R-1 GO Refunding and Improvement Bonds Series 2012 (ST AID WITHHLDG) (NR/Aa2)
1,000,000	2.000	12/15/17	1,022,290
Plaza Metropolitan District No. 1 Tax Allocation Refunding Series 2013 (NR/NR)(e)
1,000,000	4.000	12/01/16	1,017,700

			23,374,501

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Connecticut – 1.3%
Connecticut State GO Bonds Refunding Series 2006 E (AA/Aa3)
$5,250,000	5.000%	12/15/17	$ 5,469,135
Connecticut State GO Bonds Series 2013 A (AA/Aa3)(a)
3,000,000	0.350	03/01/17	2,992,620
2,000,000	0.430	03/01/18	1,983,080
Connecticut State GO Bonds Series 2013 C (AA/Aa3)
7,555,000	5.000	07/15/19	8,515,014
Connecticut State GO Bonds Series 2015 C (AA/Aa3)(a)
10,000,000	0.810	06/15/20	9,906,600
Connecticut State Health & Educational Facilities Authority RB for Sacred Heart University Series 2012 H (AGM) (AA/A2)
1,830,000	4.000	07/01/16	1,855,931
1,000,000	2.000	07/01/17	1,002,770
1,260,000	4.000	07/01/18	1,326,465
New Haven GO Bonds Refunding Series 2012 A (A-/A3)
4,090,000	5.000	11/01/16	4,227,915
New Haven GO Bonds Refunding Series 2015 B (BAM) (AA/A3)
6,115,000	5.000	08/15/21	7,083,555
Town of Hamden GO Refunding Bonds Series 2013 (A+/Baa1)
1,685,000	5.000	08/15/18	1,833,465
2,000,000	5.000	08/15/19	2,221,840
University of Connecticut GO Bonds Refunding Series 2011 A (GO OF UNIV) (AA/Aa3)
4,730,000	4.000	02/15/16	4,750,481
West Haven GO Refunding Bonds Series 2012 (AGM) (AA/A2)
2,000,000	4.000	08/01/17	2,075,040
2,100,000	4.000	08/01/18	2,217,096

			57,461,007

Delaware – 0.3%
Delaware Transportation Authority Transportation System Senior RB Refunding Series 2010 A (AA+/Aa2)
1,900,000	5.000	07/01/19	2,150,648
New Castle County GO Bonds Refunding Series 2015 (AAA/Aaa)
1,000,000	5.000	10/01/20	1,171,910
Sussex County Delaware GO Bonds Refunding Series 2012 A (AA+/Aa1)
865,000	3.000	09/15/17	897,948
Sussex County Delaware GO Bonds Refunding Series 2012 B (AA+/Aa1)
1,435,000	4.000	09/15/17	1,513,738
University of Delaware RB Series 2013 A (AA+/Aa1)
3,025,000	3.000	11/01/16	3,087,497
4,265,000	3.000	11/01/17	4,437,263

			13,259,004

Florida – 3.9%
Atlantic Beach Health Care Facilities RB Refunding for Fleet Landing Project Series 2013 A (BBB/NR)
300,000	3.000	11/15/16	303,666
970,000	4.000	11/15/18	1,017,821

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (BBB/NR)
$555,000	1.000%	05/01/16	$ 554,994
560,000	1.500	05/01/17	560,140
570,000	2.000	05/01/18	570,120
580,000	2.300	05/01/19	580,359
600,000	2.600	05/01/20	600,966
615,000	3.000	05/01/21	618,598
500,000	3.125	05/01/22	502,985
500,000	3.250	05/01/23	500,630
Century Parc Community Development District Special Assessment Refunding Series 2012 (A-/NR)
180,000	2.500	11/01/16	180,085
185,000	2.750	11/01/17	185,912
190,000	3.000	11/01/18	191,431
195,000	3.250	11/01/19	198,293
Citizens Property Insurance Corp. Senior Secured RB for High Risk Account Series 2007 A (ETM) (NATL-RE) (AA-/A1)(c)
6,235,000	5.000	03/01/17	6,551,114
Citizens Property Insurance Corp. Senior Secured RB for High Risk Account Series 2011 A-1 (A+/A1)
27,000,000	5.000	06/01/16	27,488,160
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
615,000	5.000	05/01/17	637,417
1,375,000	5.000	05/01/18	1,454,819
1,890,000	5.000	05/01/19	2,034,547
Country Walk Community Development District Special Assessment Senior Lien RB Refunding Series 2015 A-1 (BBB+/NR)
175,000	1.000	05/01/16	174,916
180,000	1.500	05/01/17	179,788
185,000	2.250	05/01/18	184,582
190,000	2.500	05/01/19	189,215
195,000	2.750	05/01/20	194,050
Double Branch Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A-/NR)
250,000	1.875	05/01/16	249,395
500,000	2.125	05/01/17	496,420
250,000	2.400	05/01/18	246,217
250,000	2.700	05/01/19	246,863
250,000	3.000	05/01/20	244,335
Fishhawk Community Development District II Special Assessment Refunding Series 2013 A (A-/NR)
355,000	1.800	05/01/16	354,574
360,000	2.100	05/01/17	359,064
Florida Higher Educational Facilities Financing Authority RB for Nova Southeastern University Project Series 2012 A (BBB/Baa1)
825,000	3.000	04/01/17	846,863
500,000	5.000	04/01/18	538,330
500,000	5.000	04/01/19	548,740
Florida State Full Faith and Credit State Board of Education Public Education Capital Outlay Tax-Exempt Bonds Series 2008 C (AAA/Aa1)
2,990,000	5.000	06/01/20	3,366,620
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-1 (AMBAC) (A/A2)(b)
1,500,000	0.445	10/01/21	1,414,110

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-2 (AMBAC) (A/A2)(a)
$5,400,000	0.445%	10/01/21	$ 5,090,798
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2002-3 (AMBAC) (A/A2) (a)
375,000	0.445	10/01/21	353,527
Heritage Landing Community Development District Special Assessment Refunding Series 2015 (BBB/NR)
490,000	2.250	05/01/16	491,553
500,000	2.250	05/01/17	503,960
415,000	2.000	05/01/18	413,593
425,000	2.250	05/01/19	421,494
535,000	2.500	05/01/20	528,933
Lakeland Hospital RB for Lakeland Regional Health System Series 2011 (NR/A2)
5,020,000	5.000	11/15/16	5,203,933
6,315,000	5.000	11/15/17	6,766,712
6,250,000	5.000	11/15/18	6,828,437
Manatee County Florida Public Utilities RB Refunding Series 2011 (AA+/Aa2)
1,180,000	4.000	10/01/16	1,210,739
Mediterra South Community Development District Capital Improvement RB Refunding Series 2012 (BBB+/NR)
265,000	3.400	05/01/16	265,228
275,000	3.600	05/01/17	276,224
285,000	3.800	05/01/18	287,511
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center Series 2012 (BBB+/Baa1)
1,750,000	4.000	11/15/17	1,844,080
2,220,000	4.000	11/15/18	2,375,977
Miami Special Obligation Non-Ad Valorem RB for Port of Miami Tunnel Project Series 2012 (A/A2)(e)
2,150,000	3.000	03/01/16	2,158,858
2,210,000	4.000	03/01/17	2,290,201
2,300,000	4.000	03/01/18	2,433,906
2,390,000	5.000	03/01/19	2,644,272
2,510,000	5.000	03/01/20	2,841,772
2,635,000	5.000	03/01/21	3,041,080
2,770,000	5.000	03/01/22	3,227,825
Miami Special Obligation Refunding Series 2011 A (AGM) (AA/A2)
830,000	5.000	02/01/17	867,043
Miami-Dade County IDA Solid Waste Disposal RB for Waste Management Inc. Project Series 2006 (A-/NR)
2,000,000	1.500	10/01/18	1,996,780
Miami-Dade County School Board COPS Series 2007 B (NATL-RE FGIC) (AA-/A1)(c)
2,500,000	5.000	05/01/17	2,634,800
Miami-Dade County School Board COPS Series 2011 B (A/A1)(b)
3,000,000	5.000	05/01/16	3,042,810
Miami-Dade County School Board COPS Series 2012 A (A/A1)(b)
7,595,000	5.000	08/01/16	7,793,913
Orange County School Board COPS Series A (NATL-RE) (AA/Aa2)(c)
1,110,000	5.000	08/01/17	1,183,826

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
$1,130,000	4.000%	04/01/16	$ 1,135,797
1,180,000	5.000	04/01/17	1,225,336
1,245,000	5.000	04/01/18	1,322,862
1,305,000	5.000	04/01/19	1,412,963
1,375,000	5.000	04/01/20	1,514,631
Osceola County School Board COPS Series 2013 A (A/Aa3)
1,000,000	4.000	06/01/16	1,014,680
500,000	4.000	06/01/17	522,485
Palm Beach County Health Facilities Authority Hospital RB Refunding for Jupiter Medical Center, Inc. Project Series 2013 A (BBB+/Baa2)
370,000	4.000	11/01/16	379,864
720,000	4.000	11/01/17	755,100
630,000	4.000	11/01/18	671,328
Palm Beach County School Board COPS Refunding Series 2011 A (AA-/Aa3)(b)(c)
3,650,000	5.000	08/01/16	3,744,535
Parklands Lee Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A-/NR)
135,000	2.000	05/01/16	134,946
130,000	2.125	05/01/17	129,873
135,000	2.250	05/01/18	134,453
140,000	2.875	05/01/19	137,578
Portofino Isles Community Development District Special Assessment Refunding Series 2013 (BBB-/NR)
215,000	2.000	05/01/16	214,796
220,000	2.250	05/01/17	219,628
225,000	2.625	05/01/18	224,719
230,000	3.000	05/01/19	231,442
Reunion East Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
3,090,000	4.000	05/01/20	3,092,719
Sausalito Bay Community Development District Special Assessment Refunding Series 2013 (A-/NR)
90,000	1.875	05/01/16	89,908
90,000	2.125	05/01/17	89,818
95,000	2.500	05/01/18	94,807
90,000	2.750	05/01/19	90,083
100,000	3.000	05/01/20	99,796
South Florida Water Management District Leasing Corp. COPS Series 2006 (AMBAC) (AA/Aa3)
12,375,000	5.000	10/01/17	12,768,649
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB-/NR)
305,000	3.500	05/01/16	305,339
320,000	3.750	05/01/17	322,576
330,000	4.000	05/01/18	335,844
345,000	4.125	05/01/19	354,084
375,000	4.375	05/01/21	386,921
390,000	4.500	05/01/22	406,302
Spicewood Community Development District Special Assessment Refunding Series 2013 (BBB/NR)
105,000	2.125	05/01/16	104,872
110,000	2.250	05/01/17	109,658
110,000	2.500	05/01/18	109,580
115,000	2.875	05/01/19	115,560

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Tampa Tax Allocation RB Refunding Cigarette - H. Lee Moffitt Cancer Center Series 2012 A (A+/A1)
$560,000	3.000%	09/01/16	$ 568,775
425,000	4.000	09/01/17	445,702
Trails at Monterey Community Development District Special Assessment Refunding Series 2012 (A-/NR)
105,000	2.500	05/01/16	105,125
105,000	2.750	05/01/17	105,214
110,000	3.000	05/01/18	110,439
110,000	3.250	05/01/19	111,207
115,000	3.500	05/01/20	116,007
115,000	3.750	05/01/21	115,325
125,000	3.875	05/01/22	126,148
125,000	4.000	05/01/23	126,659
135,000	4.125	05/01/24	137,287
140,000	4.150	05/01/25	142,016
145,000	4.250	05/01/26	148,057
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (BBB/NR)
415,000	2.300	05/01/19	414,070
125,000	2.600	05/01/20	124,694
Venetian Isles Community Development District Special Assessment RB Refunding Series 2013 (A+/NR)
220,000	2.000	05/01/16	221,135
225,000	2.125	05/01/17	228,636
230,000	2.500	05/01/18	232,643
235,000	2.875	05/01/19	240,579
240,000	3.000	05/01/20	247,565
Village Community Development District No. 10 Special Assessment RB Series 2012 (NR/NR)
1,260,000	4.500	05/01/23	1,370,288
Village Community Development District No. 5 Special Assessment Refunding Phase I Series 2013 (A/NR)
540,000	3.000	05/01/16	541,490
Village Community Development District No. 7 Special Assessment RB Refunding Series 2015 (A/NR)
1,195,000	3.000	05/01/17	1,222,115
1,475,000	3.000	05/01/19	1,518,276
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (BBB+/NR)
355,000	2.500	05/01/16	356,463
365,000	2.500	05/01/17	369,555
375,000	2.500	05/01/18	379,564
385,000	2.000	05/01/19	381,204
390,000	2.375	05/01/20	386,743
400,000	2.625	05/01/21	396,556
Wyndam Park Community Development District Special Assessment Refunding Series 2013 (A-/NR)
90,000	2.000	05/01/16	89,897
90,000	2.125	05/01/17	89,784
95,000	2.250	05/01/18	94,743
95,000	2.875	05/01/19	95,072

			168,948,489

Georgia – 2.0%
Carroll City-County Hospital Authority Revenue Anticipation Certificates for Tanner Medical Center, Inc. Project Series 2010 (CNTY GTD) (AA/Aa2)
1,530,000	4.000	07/01/16	1,555,520

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Georgia – (continued)
Cobb County Kennestone Hospital Authority RB Refunding Anticipation Certificates Series 2012 (AA-/Aa3)
$1,045,000	4.000%	04/01/16	$ 1,053,663
790,000	4.000	04/01/17	820,328
Colquitt County School District Sales Tax GO Bonds Series 2013 (ST AID WITHHLDG) (NR/Aa1)
1,650,000	4.000	01/01/17	1,703,080
DeKalb County Water and Sewerage RB Second Resolution Series 2011 A (A+/Aa3)
1,500,000	5.000	10/01/16	1,549,755
Dougherty County School District Sales Tax GO Bonds for Georgia State Aid Intercept Program Series 2013 (ST AID WITHHLDG) (NR/Aa1)
2,055,000	5.000	12/01/17	2,214,797
Douglas County School District GO Bonds Refunding Series 2012 (ST AID WITHHLDG) (AA+/Aa1)
2,985,000	4.000	04/01/17	3,109,027
Fulton County Development Authority RB Refunding for Spelman College Series 2012 (NR/A1)
1,010,000	4.000	06/01/18	1,075,286
Georgia State GO Bonds Refunding Series 2011 E-2 (AAA/Aaa)
9,325,000	4.000	09/01/16	9,544,231
11,495,000	4.000	09/01/17	12,113,316
Gwinnett County School District Sales Tax GO Bonds Series 2012 A (AAA/Aaa)
15,765,000	4.500	10/01/17	16,771,280
Jackson County School District GO Bonds Refunding Series 2012 (ST AID WITHHLDG) (AA+/Aa2)
3,030,000	5.000	03/01/17	3,182,894
4,215,000	5.000	03/01/18	4,568,428
Metropolitan Atlanta Rapid Transit Authority RB Series 2000 A (AAA/Aa1)(b)
7,700,000	0.310	07/01/17	7,700,000
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Property V, LLC Project Series 2007 (AMBAC) (A+/WR)(a)
14,000,000	1.010	10/01/24	13,722,800
Richmond County Board of Education GO Bonds for Sales Tax Series 2012 (ST AID WITHHLDG) (AA+/Aa1)
2,500,000	5.000	10/01/16	2,583,475
2,000,000	3.000	10/01/17	2,075,340
Thomas County School District Sales Tax GO Bonds Series 2012 (ST AID WITHHLDG) (AA+/NR)
2,655,000	4.000	03/01/17	2,758,837

			88,102,057

Guam – 0.0%
Guam Government Privilege Special Tax Refunding Bonds Series 2015 D (A/NR)
265,000	4.000	11/15/18	285,008
1,525,000	5.000	11/15/21	1,758,279

			2,043,287

Hawaii – 0.3%
Honolulu City and County GO Bonds Series C (AA+/Aa1)
10,220,000	4.000	10/01/19	11,242,613

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Hawaii – (continued)
Honolulu City and County Wastewater System RB Senior First Bond Resolution Series 2012 A (AA/Aa2)
$2,400,000	2.000%	07/01/17	$ 2,442,096

			13,684,709

Idaho – 0.1%
Boise City Independent School District GO Bonds Refunding Series 2012 B (AA/Aa1)
1,000,000	3.000	08/01/17	1,035,670
2,095,000	4.000	08/01/18	2,249,590
Kootenai County School District No. 271 GO Bonds Series 2012 A (SCH BD GTY) (NR/Aa1)
1,960,000	2.000	09/15/16	1,981,364

			5,266,624

Illinois – 8.5%
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL-RE FGIC) (AA-/A3)(d)
8,990,000	0.000	12/01/16	8,746,101
Chicago Illinois Board of Education GO Bonds Refunding Capital Appreciation for School Reform Series 1999 A (NATL-RE FGIC) (AA-/A3)(d)
11,185,000	0.000	12/01/16	10,881,551
Chicago Illinois Board of Education GO Bonds Refunding Series 1999 A (NATL-RE FGIC) (AA-/A3)(d)
1,070,000	0.000	12/01/17	1,001,830
6,595,000	0.000	12/01/19	5,661,280
Chicago Illinois Board of Education GO Bonds Refunding Series 2015 A (BB/NR)(b)
30,000,000	4.010	03/01/17	29,872,800
Chicago Illinois Capital Appreciation GO Bonds Refunding and Project Series C (BBB+/Bal)(d)
4,645,000	0.000	01/01/23	3,325,727
Chicago Illinois Emergency Telephone System GO Bonds Refunding Series 1999 (NATL-RE) (AA-/A3)
9,750,000	5.500	01/01/23	10,700,625
Chicago Illinois GO Bonds Project and Refunding RMKT 05/29/15 Series 2003 B (BBB+/NR)
2,000,000	5.000	01/01/23	2,117,100
Chicago Illinois GO Bonds Project and Refunding Series 2009 A (BBB+/Ba1)
5,400,000	5.000	01/01/22	5,621,346
Chicago Illinois GO Bonds Project and Refunding Series 2014 A (BBB+/Ba1)
2,075,000	5.000	01/01/22	2,198,068
Chicago Illinois GO Bonds Refunding Series 2012 C (BBB+/Ba1)
14,345,000	5.000	01/01/22	15,195,802
Chicago Illinois Midway Airport Second Lien RB Refunding Series 2014 B (A-/A3)
400,000	5.000	01/01/19	440,980
Chicago Illinois Modern Schools Across Chicago Program GO Bonds Series 2010 A (BBB+/Ba1)
2,500,000	5.000	12/01/16	2,549,525
5,950,000	4.000	12/01/17	6,063,526
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2015 B (A/NR)
4,000,000	5.000	01/01/21	4,628,480

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Chicago Illinois Sales Tax Refunding RMKT 06/09/15 Series 2002 (AA/NR)
$1,250,000	5.000%	01/01/21	$ 1,358,338
Chicago Illinois Wastewater Transmission RB Refunding Second Lien Project Series 2008 C (A/NR)
1,000,000	5.000	01/01/21	1,116,510
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (A-/Baa2)
550,000	4.000	11/01/16	562,056
Cook County Illinois GO Refunding Bonds Series 2012 C (AA/A2)
1,500,000	5.000	11/15/19	1,635,915
1,000,000	4.000	11/15/20	1,060,200
Glenview GO Refunding Bonds Series 2012 B (NR/Aaa)
1,245,000	4.000	12/01/16	1,282,475
1,295,000	4.000	12/01/17	1,367,533
1,365,000	4.000	12/01/18	1,462,365
Glenview GO Refunding Bonds Series 2012 C (NR/Aaa)
1,650,000	3.000	12/01/17	1,711,397
Illinois Educational Facilities Authority RB for University of Chicago Series 2001 B-2 (AA/Aa2)(b)
6,000,000	1.550	02/13/20	5,990,460
Illinois GO Bonds Series 2005 (AGM) (AA/A2)
1,095,000	4.250	09/01/18	1,095,482
Illinois GO Bonds Series 2013 (A-/Baa1)
1,500,000	5.000	07/01/19	1,615,605
Illinois GO Bonds Series 2014 (A-/Baa1)
3,730,000	5.000	02/01/19	3,990,130
Illinois State Build Illinois Sales Tax RB Series 2011 (AAA/NR)
2,385,000	4.000	06/15/17	2,484,693
Illinois State GO Bonds First Series 2001 (NATL-RE) (AA-/A3)
3,000,000	5.500	08/01/17	3,184,440
Illinois State GO Bonds Refunding Series 2007 B (A-/Baa1)
1,000,000	5.000	01/01/16	1,000,000
Illinois State GO Bonds Refunding Series 2009 A (A-/Baa1)
16,000,000	4.000	09/01/20	16,653,760
Illinois State GO Bonds Refunding Series 2010 (A-/Baa1)
7,455,000	5.000	01/01/17	7,713,912
12,775,000	5.000	01/01/18	13,438,278
16,490,000	5.000	01/01/20	17,868,729
Illinois State GO Bonds Refunding Series 2010 (AGM) (AA/A2)
3,550,000	5.000	01/01/16	3,550,000
Illinois State GO Bonds Refunding Series 2012 (A-/Baa1)
6,250,000	5.000	08/01/16	6,392,250
7,295,000	5.000	08/01/19	7,864,740
10,925,000	5.000	08/01/20	11,929,335
Illinois State GO Bonds Series 2003 A (A-/Baa1)
7,525,000	5.000	10/01/16	7,548,252
Illinois State GO Bonds Series 2012 (A-/Baa1)
14,360,000	4.000	01/01/19	14,887,874
Illinois State GO Bonds Series 2012 A (A-/Baa1)
10,085,000	3.000	01/01/18	10,219,332
Illinois State GO Bonds Series 2013 (A-/Baa1)
9,070,000	5.000	07/01/17	9,525,223
Illinois State GO Bonds Series 2013 A (A-/Baa1)
2,250,000	5.000	04/01/17	2,346,615

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois State GO Bonds Series 2014 (A-/Baa1)
$4,490,000	5.000%	04/01/17	$ 4,682,801
Illinois Unemployment Insurance Fund Building Receipts RB Series 2012 A (AA/NR)
6,500,000	5.000	06/15/16	6,633,835
Illinois Unemployment Insurance Fund Building Receipts RB Series 2012 B (AA/NR)
7,500,000	5.000	12/15/17	7,812,300
11,980,000	5.000	06/15/18	12,459,080
McHenry and Lake County Community Highschool No. 156 GO Bonds Refunding Series 2013 (NR/Aa2)
2,245,000	3.000	02/01/17	2,296,994
2,690,000	3.000	02/01/18	2,767,445
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	3.000	10/01/17	853,818
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (A/NR)
11,350,000	4.125	06/01/16	11,501,863
4,000,000	5.000	06/01/16	4,067,560
10,000,000	5.000	06/01/17	10,524,000
Regional Transportation Authority Illinois Refunding Series 2011 A (AGM) (GO OF AUTH) (AA/Aa3)
13,420,000	5.000	06/01/16	13,664,781
13,545,000	5.000	06/01/17	14,315,304
Springfield Electric RB Refunding Senior Lien Series 2015 (A/A3)
2,000,000	5.000	03/01/21	2,299,740
Springfield Electric RB Senior Lien Series 2007 (NATL-RE) (AA-/A3)(c)
7,500,000	5.000	03/01/17	7,871,325

			371,611,486

Indiana – 0.7%
City of Whiting Environmental Facilities RB for BP Products North America, Inc. Project Series 2008 (AMT) (A/A2)(b)
15,000,000	1.850	10/01/19	15,048,450
Delaware County Indiana Hospital Authority RB Refunding for Ball Memorial Hospital, Inc. Obligated Group Series 2009 A (ETM) (NR/A3)(c)
1,085,000	5.500	08/01/17	1,165,604
4,535,000	5.625	08/01/18	5,070,629
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2012 A (A/A2)
520,000	5.000	05/01/17	547,191
855,000	5.000	05/01/20	970,100
Indiana Health Facility Financing Authority RB for Ascension Health Credit Group Series 2001 A-2 (AA+/Aa2)(b)
4,590,000	1.600	02/01/17	4,626,582
Indiana State Finance Authority RB for Community Foundation of Northwest Indiana Obligated Group Series 2012 (A/NR)
800,000	5.000	03/01/18	857,320
500,000	5.000	03/01/19	548,170
650,000	5.000	03/01/20	725,121

			29,559,167

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Iowa – 0.1%
Iowa Finance Authority Health Facilities RB for Mercy Medical Center Projects Series 2012 (A/A2)
$440,000	4.000%	08/15/16	$ 447,929
1,400,000	4.000	08/15/17	1,459,038
Iowa Finance Authority State Revolving Fund RB Series 2013 (AAA/Aaa)
1,000,000	5.000	08/01/18	1,102,560
Iowa State University of Science and Technology RB Refunding for Memorial Union Series 2013 (AA/Aa2)
1,040,000	1.500	07/01/16	1,045,605
1,055,000	1.500	07/01/17	1,066,510

			5,121,642

Kansas – 1.2%
Johnson County Public Building Commission RB Refunding for Kansas Lease Purchase Series 2015 B (AAA/Aaa)
2,735,000	2.000	09/01/19	2,797,522
3,810,000	2.000	09/01/20	3,919,537
Johnson County Unified School District No. 229 GO Bonds for Kansas Blue Valley Series 2015 B (AA+/Aaa)
8,125,000	5.000	10/01/19	9,259,169
Johnson County Unified School District No. 512 GO Bonds for Kansas Shawnee Mission Series 2012 A (NR/Aaa)
6,085,000	4.000	10/01/18	6,564,437
Olathe Health Facilities RB for Medical Center Series 2012 B (A+/NR)(b)
3,000,000	2.000	03/01/17	3,006,120
Sedgwick County Kansas Unified School District No. 259 GO Bonds Refunding and Improvement Series 2015 A (NR/Aa2)
3,455,000	4.000	10/01/20	3,853,431
3,000,000	4.000	10/01/21	3,394,800
Wichita GO Refunding Bonds Series 811 (AA+/Aa1)
5,405,000	5.000	06/01/18	5,919,664
Wichita GO Refunding Bonds Series 2012 A (AA+/Aa1)
2,550,000	4.000	09/01/17	2,684,564
2,640,000	3.000	09/01/18	2,773,610
2,585,000	4.000	09/01/19	2,841,923
Wichita GO Sales Tax Bonds Series 2012 D (AA+/Aa1)
1,075,000	3.000	10/01/17	1,115,689
1,130,000	3.000	10/01/19	1,202,806
Wyandotte County/Kansas City Unified Government RB for Utility System Improvement Series 2011 A (A+/NR)
2,340,000	3.500	09/01/16	2,381,184
Wyandotte County/Kansas City Unified Government RB Refunding Sales Tax Special Obligation for Redevelopment Project Area B Sub Lien Series 2012 (AA-/NR)
1,400,000	5.000	12/01/16	1,452,514

			53,166,970

Kentucky – 1.4%
Kentucky Public Transportation Infrastructure Authority Subordinate Toll Revenue BANS for Downtown Crossing Project Series 2013 A (BBB-/Baa3)
15,000,000	5.000	07/01/17	15,825,600
Kentucky State Property and Buildings Commission for Project 100 RB Refunding Series 2011 A (A/Aa3)
1,350,000	5.000	08/01/16	1,384,884
5,040,000	4.000	08/01/17	5,290,992

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Kentucky – (continued)
Kentucky State Property and Buildings Commission for Project 99 RB Refunding Series 2010 A (A/Aa3)
$4,480,000	5.000%	11/01/18	$ 4,942,605
Louisville Regional Airport Authority Airport System RB Refunding Series 2014 A (AMT) (A+/NR)
250,000	3.000	07/01/16	252,883
Louisville/Jefferson County Metro Government Environmental Facilities RB Refunding for Louisville Gas and Electric Company Project Series 2003 A (A/A1)(b)
10,000,000	1.150	06/01/17	9,994,400
Louisville/Jefferson County PCRB for Louisville Gas & Electric Company Project Series 2003 A (A/A1)(b)
10,500,000	1.650	04/03/17	10,564,470
Trimble County Kentucky Pollution Control RB for Gas and Electric Company Project Series 2001 A (A/A1)(b)
6,000,000	1.050	03/01/18	5,974,560
University of Kentucky General Receipts RB Refunding Series 2015 B (AA/Aa2)
3,730,000	5.000	10/01/18	4,124,186
University of Kentucky General Receipts RB Refunding Series 2015 C (AA/Aa2)
1,705,000	4.000	10/01/18	1,839,337

			60,193,917

Louisiana – 1.0%
City of Shreveport Louisiana Water and Sewer RB Refunding Series 2014 A (BAM) (AA/A3)
3,000,000	5.000	12/01/19	3,385,590
Ernest N. Morial New Orleans Exhibition Hall Authority Special Tax Refunding Bonds Series 2012 (A+/A1)
350,000	2.000	07/15/16	352,803
1,830,000	3.000	07/15/16	1,854,248
375,000	2.000	07/15/17	380,145
1,740,000	4.000	07/15/17	1,816,369
680,000	2.000	07/15/18	692,464
1,040,000	4.000	07/15/18	1,110,595
1,000,000	5.000	07/15/19	1,122,660
Jefferson Parish Sales Tax RB Refunding School Series 2012 (AA/NR)
1,570,000	3.000	02/01/16	1,573,234
1,015,000	3.000	02/01/17	1,040,152
1,565,000	3.000	02/01/18	1,628,617
Louisiana Citizens Property Insurance Corp. RB Series 2006 B (ETM) (AMBAC) (A/A1)(c)
2,955,000	5.000	06/01/16	3,009,756
Louisiana Local Government Environmental Facilities & Community Development Authority RB for BRCC Facilities Corp. Project Series 2011 (AGM) (AA/A1)
1,250,000	3.000	12/01/16	1,276,400
Louisiana Public Facilities Authority RB for Hurricane Recovery Program Series 2007 (AGC-ICC) (AMBAC) (AA/Aa3)(c)
8,250,000	5.000	06/01/17	8,746,650
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project Series 2007 B-1A1 (BBB/A3)(b)
3,000,000	1.375	10/01/16	3,006,030
New Orleans Audubon Commission for Aquarium Tax Bonds Series 2011 (A/NR)
500,000	5.000	10/01/16	516,015
2,825,000	5.000	10/01/17	3,014,417

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Louisiana – (continued)
New Orleans GO Bonds Refunding Series 2012 (A+/A3)
$4,145,000	4.000%	12/01/16	$ 4,265,951
4,030,000	4.000	12/01/17	4,243,953
New Orleans Regional Transit Authority Sales Tax RB Series 2010 (AGM) (AA/Aa3)
610,000	4.000	12/01/16	628,922
Terrebonne Parish Louisiana Hospital Service District No. 1 RB Refunding for Terrebonne General Medical Center Project Series 2010 (A+/A2)
420,000	4.000	04/01/16	423,524

			44,088,495

Maine – 0.1%
Maine Governmental Facilities Authority Lease Rental RB Series 2015 B (AA-/Aa3)
685,000	5.000	10/01/19	773,379
1,985,000	4.000	10/01/20	2,199,499
1,345,000	4.000	10/01/21	1,509,453

			4,482,331

Maryland – 2.4%
Baltimore County Maryland GO Bonds 74th Issue for Metropolitan District Public Improvement Series 2011 (AAA/Aaa)
2,500,000	4.000	02/01/16	2,507,200
9,000,000	5.000	02/01/17	9,424,440
Carroll County Maryland Consolidated Public Improvement and Refunding Bonds Series 2011 (AAA/Aa1)
2,075,000	5.000	11/01/17	2,232,866
3,055,000	4.000	11/01/18	3,309,145
Charles County Maryland GO Bonds Refunding Series 2011 (AAA/Aa1)
1,115,000	4.000	11/01/16	1,147,146
5,405,000	4.000	11/01/17	5,718,760
City of Baltimore Revenue Bonds for Water Projects Series 2002 Subseries C (AA-/Aa3)(a)
7,025,000	0.512	07/01/37	6,135,817
City of Baltimore Revenue Bonds for Water Projects Series 2002 Subseries C (NATL-RE FGIC) (AA/Aa2)(a)
11,350,000	0.497	07/01/37	10,058,543
Harford County Maryland GO Bonds for Consolidated Public Improvement Series 2009 (AAA/Aaa)
1,170,000	2.250	07/01/16	1,180,963
Maryland State Department of Transportation Consolidated RB Series 2015 (AAA/Aa1)
8,220,000	5.000	02/01/18	8,921,823
15,995,000	5.000	02/01/19	17,893,127
Maryland State GO Bonds for State and Local Facilities Loan Series 2012 B (AAA/Aaa)
8,980,000	5.000	03/15/20	10,378,725
Maryland State GO Bonds for State and Local Facilities Loan Series 2013 B (AAA/Aaa)(c)
5,140,000	5.000	03/01/21	6,048,289
Maryland State Health & Higher Educational Facilities Authority RB for MedStar Health Issue Series 2011 (A-/A2)
3,445,000	4.000	08/15/16	3,515,140
Montgomery County Maryland GO Bonds Refunding for Consolidated Public Improvement Series 2012 B (AAA/Aaa)
5,350,000	5.000	11/01/16	5,548,378

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Maryland – (continued)
University of Maryland RB Refunding Revolving Loan Series 2003 A (AA+/Aa1)(b)
$2,010,000	1.250%	06/01/18	$ 2,010,462
Washington Suburban Sanitary District GO Bonds Refunding Consolidated Public Improvement Series 2015 (AAA/Aaae)
9,905,000	3.000	06/01/19	10,545,457

			106,576,281

Massachusetts – 3.0%
Massachusetts Commonwealth Transportation Fund RB for Rail Enhancement Program Series 2015 A (AAA/Aaa)
4,000,000	5.000	06/01/20	4,642,440
11,155,000	5.000	06/01/21	13,263,072
Massachusetts Development Finance Agency RB for Boston University Series 2008 U-1 (A+/A1)(b)
7,000,000	0.590	03/30/17	6,997,830
Massachusetts Development Finance Agency RB for Partners HealthCare System Series 2014 M-5 (AA/Aa3)(b)
19,700,000	0.560	01/30/18	19,658,630
Massachusetts School Building Authority RB Refunding Senior Dedicated Sales Tax Series 2012 B (AA+/Aa2)
3,000,000	5.000	08/15/20	3,499,290
Massachusetts State Development Finance Agency RB for Partners HealthCare System Issue Series 2012 L (AA/Aa3)
300,000	5.000	07/01/16	306,681
Massachusetts State Development Finance Agency RB Refunding for Boston University Issue Series Z-1 (A+/A1)
10,000,000	1.500	08/01/19	10,090,500
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL-RE FGIC) (AA+/Aa1)(a)
15,000,000	0.790	05/01/37	14,136,000
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (AA+/Aa1)(a)
26,250,000	0.790	05/01/37	24,738,787
Massachusetts State GO Bonds Consolidated Loan Series 2012 D (AA+/Aa1)(a)
7,000,000	0.440	01/01/18	7,004,830
Massachusetts State GO Bonds Refunding Series 2013 A (AA+/Aa1)(a)
6,000,000	0.370	02/01/17	6,000,000
Massachusetts State GO Refunding Bonds Series 2007 A (AA+/Aa1)(a)
8,000,000	0.770	11/01/25	7,909,680
Massachusetts State Health & Educational Facilities Authority RB for Amherst College Series 2009 K-2 (AA+/Aaa)(b)
2,735,000	1.700	11/01/16	2,744,545
Massachusetts State Health & Educational Facilities Authority RB for Massachusetts Institute of Technology Series 2008 O (AAA/Aaa)(c)
8,750,000	5.000	07/01/18	9,627,713

			130,619,998

Michigan – 3.8%
Detroit Michigan Sewage Disposal System RB Refunding Senior Lien Series 2004 A (AGM) (AA/A2)
2,990,000	5.250	07/01/20	3,460,626

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Michigan – (continued)
Detroit Michigan Water Supply System RB Senior Lien Series 2005 C (NATL-RE FGIC) (AA-/A3)
$3,000,000	5.000%	07/01/16	$ 3,003,180
Detroit Michigan Water Supply System RB Senior Lien Series 2011 A (A-/Baa3)
500,000	5.000	07/01/16	509,205
1,295,000	5.000	07/01/17	1,357,639
Macomb County Michigan L’anse Creuse Public Schools Unlimited Tax GO Bonds Refunding Series 2015 (Q-SBLF) (AA-/NR)
1,250,000	5.000	05/01/20	1,435,125
Macomb County Michigan Roseville Community Schools Unlimited Tax GO Bonds Refunding Series 2014 (Q-SBLF) (AA-/NR)
250,000	5.000	05/01/17	262,598
365,000	5.000	05/01/18	397,240
900,000	5.000	05/01/19	1,007,829
Michigan Finance Authority Hospital RB Refunding for Beaumont Health Credit Group Series 2015 A (A/A1)
2,300,000	4.000	08/01/20	2,518,868
3,500,000	5.000	08/01/21	4,056,745
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (A/NR)
500,000	3.400	10/01/20	515,450
500,000	3.600	10/01/21	522,395
500,000	3.800	10/01/22	529,225
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System RB Refunding Local Project Bonds Senior Lien Series 2014 C-3 (AGM) (AA/A2)
5,125,000	5.000	07/01/21	5,998,505

Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Sewage Disposal System RB Refunding Local Project Bonds Senior Lien Series 2014 C-5 (NATL-RE FGIC) (AA-/A3)

5,570,000	5.000	07/01/17	5,907,208
1,500,000	5.000	07/01/18	1,639,980
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-1 (AGM) (AA/A2)
3,165,000	5.000	07/01/20	3,629,021
10,000,000	5.000	07/01/21	11,704,400
9,225,000	5.000	07/01/22	10,900,629
5,000,000	5.000	07/01/23	5,826,300

Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-3
(NATL-RE FGIC) (AA-/A3)

7,410,000	5.000	07/01/18	8,101,501
5,000,000	5.000	07/01/19	5,615,800
1,390,000	5.000	07/01/20	1,593,788
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Series 2015 D-1 (A-/Baa3)
200,000	3.000	07/01/17	205,916
700,000	5.000	07/01/19	782,404
375,000	5.000	07/01/20	427,361
750,000	5.000	07/01/21	869,310

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB for Public Lighting Authority Local Project Bonds Series 2014 B (A-/NR)
$1,530,000	3.000%	07/01/16	$ 1,545,851
1,400,000	4.000	07/01/18	1,470,014
1,125,000	5.000	07/01/19	1,234,912
1,200,000	5.000	07/01/20	1,342,788
Michigan Finance Authority Local Government Loan Program RB Refunding for Regional Convention Facility Local Project Series 2014 H-1 (AA-/NR)
1,255,000	4.000	10/01/17	1,316,733
1,135,000	5.000	10/01/18	1,242,360
825,000	5.000	10/01/19	923,761
1,140,000	5.000	10/01/20	1,288,861
Michigan Finance Authority RB for Detroit School District Series 2011 (A/NR)
7,500,000	5.250	06/01/17	7,875,975
Michigan Finance Authority RB for Detroit School District Series 2015 B (SP-2/NR)(e)
2,900,000	4.750	06/01/16	2,916,646
Michigan Finance Authority RB Refunding for Detroit School District Series 2012 (ST AID WITHHLDG) (A-/NR)
1,375,000	4.000	06/01/17	1,419,220
Michigan Finance Authority RB Refunding for Unemployment Obligation Assessment Series 2012 A (AAA/Aaa)
9,000,000	5.000	01/01/18	9,728,460
Michigan Finance Authority RB Refunding for Unemployment Obligation Assessment Series 2012 B (AAA/Aaa)
4,085,000	5.000	01/01/20	4,625,405
Michigan Finance Authority State Aid RB for Detroit School District Junior Subordinate Lien Series 2015 E (ST AID WITHHLDG) (SP-3/NR)(e)
15,100,000	5.750	08/22/16	15,074,481
Michigan Flushing Community Schools Unlimited Tax GO Bonds Refunding Series 2015 (Q-SBLF) (NR/Aa1)
1,040,000	4.000	05/01/19	1,130,927
500,000	4.000	05/01/20	553,190
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Credit Group Series 2010 F-1 (AA+/Aa2)(b)
3,050,000	2.000	05/30/18	3,108,255
Michigan State Strategic Fund Tax-Exempt Adjustable Mode Facilities RB for Waste Management, Inc. Project Series 2001 (AMT) (A-/NR)(b)
10,800,000	1.500	08/01/17	10,828,404
Pinckney Community Schools Livingston and Washtenaw County GO Refunding Bonds Series 2014 (Q-SBLF) (AA-/NR)
475,000	4.000	05/01/16	480,020
645,000	4.000	05/01/17	668,304
1,000,000	5.000	05/01/18	1,083,530
2,475,000	5.000	05/01/20	2,819,248
Rochester Community School District GO Refunding Bonds Series 2012 (Q-SBLF) (AA-/NR)
875,000	4.000	05/01/18	932,321
700,000	4.000	05/01/19	761,201
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2014 D (A/A1)
1,500,000	5.000	09/01/19	1,676,820

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Michigan – (continued)
St. Clair County Michigan East China School District 2015 School Bus GO Bonds Refunding Series I (Q-SBLF) (AA-/NR)
$3,170,000	3.000%	05/01/19	$ 3,344,477
Washtenaw County Ypsilanti Community Schools Unlimited Tax GO Bonds Refunding Series 2015 A (Q-SBLF) (AA-/NR)
1,420,000	4.000	05/01/19	1,524,952
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2012 A (A/A2)
1,270,000	5.000	12/01/18	1,395,781
1,385,000	5.000	12/01/19	1,556,865
Western Township Utilities Authority Sewage Disposal System Limited Tax RB for Series 2012 (MUN GOVT GTD) (AA/NR)
1,000,000	4.000	01/01/19	1,074,860

			167,722,870

Minnesota – 1.1%
Circle Pines Minnesota Independent School District No. 012 GO Bonds Series 2015 A (SD CRED PROG) (AA+/NR)(d)
675,000	0.000	02/01/21	623,869
Circle Pines Minnesota Independent School District No. 012 GO Refunding Bonds Series 2012 A (SD CRED PROG) (AA+/NR)
3,575,000	4.000	02/01/17	3,703,986
Farmington Minnesota Independent School District No. 192 GO School Building Refunding Bonds Series 2012 D (SD CRED PROG) (NR/Aa2)
3,110,000	2.000	06/01/16	3,130,122
2,595,000	1.500	06/01/17	2,622,455
3,190,000	1.500	06/01/18	3,226,238
Minneapolis Minnesota Convention Center GO Bonds Refunding Series 2011 A (AAA/Aa1)
7,980,000	2.000	12/01/17	8,155,879
Minnesota Higher Education Facilities Authority RB for University of St. Thomas Series 2013 7-U (NR/A2)
500,000	5.000	04/01/18	542,485
Minnesota State Trunk Highway GO Bonds Refunding Series 2014 E (AA+/Aa1)
12,220,000	2.000	08/01/18	12,541,753
Minnesota State Trunk Highway GO Bonds Series 2012 B (AA+/Aa1)
11,700,000	5.000	08/01/17	12,481,911
Watertown Independent School District No. 111 GO Refunding Bonds for School Building Series 2012 B (SD CRED PROG) (AA+/NR)
1,000,000	3.000	02/01/17	1,025,440

			48,054,138

Mississippi – 0.2%
Mississippi Development Bank Special Obligation RB for Marshall County IDA Mississippi Highway Construction Project Series 2012 (AA-/Aa3)
3,845,000	1.000	01/01/17	3,859,342
Mississippi State GO Bonds for Capital Improvement Series 2006 D (NATL-RE) (AA/Aa2)(c)
3,855,000	5.000	11/01/17	4,144,626

			8,003,968

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Missouri – 1.7%
City of Columbia Electric Utility Special Obligation RB for Annual Appropriation Series 2012 E (AA/NR)
$1,995,000	4.000%	09/01/18	$ 2,143,648
2,075,000	4.000	09/01/19	2,275,756
Missouri State Development Finance Board Infrastructure Facilities Leasehold Improvement and RB Refunding for City of Independence Electric System Projects Series 2012 F (A/NR)
500,000	4.000	06/01/16	507,070
1,180,000	4.000	06/01/18	1,244,758
960,000	4.000	06/01/19	1,027,747
1,000,000	4.000	06/01/20	1,082,120
Missouri State Highways and Transportation Commission Second Lien GO Refunding State Road Bonds Series 2014 B (AAA/Aa1)
34,540,000	5.000	05/01/18	37,749,457
24,275,000	5.000	05/01/19	27,360,595
St. Louis Airport RB Refunding for Lambert St. Louis International Airport Series 2013 (A-/A3)
765,000	5.000	07/01/18	832,060

			74,223,211

Montana – 0.1%
Montana State Department of Transportation Refunding Grant Anticipation Notes for Highway 93 Advance Construction Project-Garvees Series 2012 (AA/A2)
1,600,000	2.000	06/01/17	1,624,016
2,000,000	3.000	06/01/17	2,057,840
1,750,000	3.000	06/01/18	1,826,493
800,000	4.000	06/01/18	853,872

			6,362,221

Nebraska – 0.7%
Gas Supply RB Refunding for Central Plains Energy Project Series 2014 (NR/Aa3)(b)
20,000,000	5.000	12/01/19	22,554,400
Lincoln County Hospital Authority No. 1 RB Refunding for Great Plains Regional Medical Center Project Series 2012 (A-/NR)
775,000	4.000	11/01/16	795,468
435,000	4.000	11/01/17	457,172
750,000	4.000	11/01/19	806,880
690,000	4.000	11/01/20	750,437
Omaha Nebraska Special Tax RB Refunding for Performing Arts Project Series 2012 (AA+/Aa3)
1,215,000	2.000	10/15/16	1,225,947
1,765,000	3.000	10/15/17	1,826,934
1,785,000	3.000	10/15/18	1,875,410

			30,292,648

Nevada – 2.0%
Clark County Department of Aviation RB Refunding for Airport System Junior Subordinate Lien Series 2015 B (AMT) (A+/A2)
18,285,000	3.000	07/01/17	18,798,443
Clark County GO Refunding Bonds Series 2006 (AGM) (AA/Aa1)
5,115,000	4.625	06/01/19	5,201,034

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Nevada – (continued)
Clark County Improvement District Refunding for Special Improvement District No. 142 Mountain Edge Local Improvement Series 2012 (BBB/NR)
$3,280,000	3.000%	08/01/16	$ 3,293,054
3,580,000	4.000	08/01/17	3,665,992
Clark County McCarran International Airport RB Refunding for Passenger Facility Charge Series 2010 F-1 (A+/A1)
3,000,000	5.000	07/01/16	3,065,010
Clark County School District Limited Tax GO Bonds Refunding Series 2015 B (AA-/A1)
11,900,000	5.000	06/15/18	13,008,961
10,300,000	5.000	06/15/19	11,585,955
Las Vegas City Limited Tax GO Bonds Medium-Term Various Purpose Series 2011 A (AA/Aa2)
2,700,000	4.000	12/01/16	2,783,511
2,810,000	4.000	12/01/17	2,897,419
Nevada State Limited Tax GO Bonds Refunding for Capital Improvement Series 2015 D (AA/Aa2)
18,085,000	5.000	04/01/21	21,350,609

			85,649,988

New Hampshire – 1.2%
New Hampshire Business Finance Authority RB for Pollution Control Project Series 2001 A (AMT) (NATL-RE) (AA-/A2)(a)
50,475,000	0.193	05/01/21	47,333,153
New Hampshire State Business Finance Authority RB for Waste Management, Inc. Series 2003 (AMT) (A-/NR)(b)
1,200,000	2.125	06/01/18	1,207,716
New Hampshire State Capital Improvement GO Bonds Series 2012 B (AA/Aa1)
5,400,000	5.000	11/01/16	5,599,800

			54,140,669

New Jersey – 5.8%
Atlantic County College GO Bonds Series 2013 (ST AID WITHHLDG) (AA/Aa2)
1,845,000	1.000	03/01/16	1,847,269
2,025,000	1.000	03/01/17	2,032,898
Bergen County New Jersey GO Refunding Bonds for General Improvement Series 2011 A (ST AID WITHHLDG) (NR/Aaa)
1,725,000	2.000	12/01/16	1,747,494
2,355,000	2.000	12/01/17	2,406,904
Brick Township GO Bonds for General Improvements Series 2012 (NR/Aa2)
2,140,000	2.000	08/15/16	2,160,523
Burlington County New Jersey GO Bonds Series 2015 A (AA/Aa2)
1,080,000	2.000	05/01/18	1,105,445
1,275,000	2.000	05/01/19	1,309,769
Casino Reinvestment Development Authority Luxury Tax RB Series 2014 (BBB+/Baa2)
785,000	4.000	11/01/16	796,461
1,000,000	4.000	11/01/17	1,025,050

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
East Brunswick Township Board of Education Refunding Bonds Series 2012 (SCH BD RES FD) (NR/Aa2)
$1,130,000	4.000%	11/01/18	$ 1,220,389
1,300,000	5.000	11/01/19	1,480,206
Gloucester County Improvement Authority RB Refunding for Solid Waste Management, Inc. Project Series 1999 A (A-/NR)(b)
2,950,000	2.125	12/01/17	2,992,244
Gloucester County New Jersey GO Bonds Refunding Series 2011 (AA/NR)
1,245,000	3.000	10/01/17	1,291,687
Hudson County New Jersey GO Refunding Bonds Series 2015 (AGM) (AA/A1)
700,000	4.000	02/15/19	754,936
725,000	4.000	02/15/20	796,035
1,025,000	4.000	02/15/21	1,139,862
Mercer County New Jersey GO Bonds Series 2015 (AA+/NR)
1,000,000	0.050	02/01/17	991,920
2,155,000	0.050	02/01/18	2,110,564
2,355,000	0.050	02/01/19	2,274,318
Middlesex County New Jersey GO Bonds for General Improvements Series 2013 (AAA/NR)
2,845,000	2.000	01/15/17	2,886,224
Monmouth County GO Bonds Refunding Series 2010 C (AAA/Aaa)
5,425,000	4.000	03/01/16	5,457,333
Montgomery Township GO Bonds Refunding Series 2012 (NR/Aa1)
2,320,000	3.000	08/01/16	2,354,127
Morris County Improvement Authority RB Refunding for Governmental Loan Series 2015 (CNTY GTD) (AAA/Aaa)
4,000,000	3.000	05/01/19	4,229,560
New Jersey Economic Development Authority RB for School Facilities Construction Bonds Series 2010 DD-1 (A-/A3)
2,845,000	5.000	12/15/16	2,946,993
New Jersey Economic Development Authority RB for School Facilities Construction Bonds Series 2010 DD-1 (ETM) (NR/NR)(c)
4,655,000	5.000	12/15/16	4,849,300
New Jersey Economic Development Authority RB for School Facilities Construction Bonds Series 2011 GG (ETM) (ST APPROP) (NR/A3)(c)
4,485,000	5.000	09/01/19	5,080,204
New Jersey Educational Facilities Authority RB for Rider University Series 2012 A (BBB/Baa2)
1,240,000	5.000	07/01/17	1,300,363
1,265,000	4.000	07/01/18	1,323,544
New Jersey Health Care Facilities Financing Authority RB for Meridian Health System Obligated Group Issue Series 2011 (A/NR)
2,000,000	5.000	07/01/16	2,043,740
New Jersey Health Care Facilities Financing Authority RB Refunding for Barnabas Health Series 2012 A (A-/A3)
350,000	5.000	07/01/17	369,852
400,000	5.000	07/01/18	432,000
New Jersey Health Care Facilities Financing Authority RB Refunding for Hackensack University Medical Center Issue Series 2010 B (A-/A3)
4,680,000	3.500	01/01/16	4,680,000
New Jersey State GO Bonds Refunding Series 2010 Q (A/A2)
5,000,000	5.000	08/15/16	5,125,600

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
New Jersey State Transit Corp. Refunding Grant Anticipation Notes Series 2014 A (A/A3)
$7,500,000	5.000%	09/15/18	$ 8,086,575
New Jersey State Turnpike Authority RB Refunding Series 2014 C (A+/A3)
22,000,000	5.000	01/01/20	25,014,220
New Jersey State Turnpike Authority RB Series 2000 C (NATL-RE) (AA-/A3)(a)
21,625,000	0.445	01/01/30	20,081,402
New Jersey State Turnpike Authority RB Series 2000 D (NATL-RE) (AA-/A3)(a)
21,500,000	0.445	01/01/30	19,965,409
New Jersey State Turnpike Authority RB Series 2012 B (A+/A3)
10,000,000	5.000	01/01/19	11,077,100
New Jersey Transportation Trust Fund Authority Program RB Series 2014 AA (A-/A3)
1,900,000	5.000	06/15/17	1,983,904
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2012 AA (ST APPROP) (A-/A3)
2,945,000	5.000	06/15/19	3,166,140
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (A-/A3)
10,000,000	5.000	06/15/21	11,007,600
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (A-/A3)
1,000,000	5.000	06/15/21	1,100,760
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 A (A-/A3)
15,550,000	5.250	12/15/20	17,205,764
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2008 A (AA+/Aaa)(c)
1,435,000	6.000	12/15/18	1,642,013
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2010 D (A-/A3)
3,005,000	5.000	12/15/23	3,328,278
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2013 A (A-/A3)
2,010,000	4.000	06/15/18	2,080,470
1,485,000	5.000	06/15/20	1,617,299
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2004 B (NATL-RE) (AA-/A3)
6,800,000	5.500	12/15/16	7,075,536
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 B (A-/A3)
1,075,000	5.000	06/15/16	1,094,189
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2013 A (A-/A3)
5,735,000	5.000	12/15/19	6,204,869
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation Systems Series 2010 D (A-/A3)
26,545,000	5.250	12/15/23	29,858,612
New Jersey Turnpike Authority Turnpike RB Series 2014 B-3 (A+/A3)(b)
2,750,000	0.856	01/01/18	2,756,930

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
Somerset County New Jersey GO Bonds Series 2015 B (AAA/Aaa)
$1,215,000	2.000%	07/01/18	$ 1,246,274
Toms River Township Board of Education School District GO Refunding Bonds Series 2012 (SCH BD RES FD) (AA-/NR)
820,000	3.000	07/15/16	830,644
855,000	3.000	07/15/17	880,949
Toms River Township General Improvement Bonds Series 2010 (AA/NR)
3,260,000	3.000	06/15/18	3,401,582
Union County New Jersey GO Bonds Refunding Series B (ETM) (NR/NR)(c)
25,000	3.000	03/01/19	26,452
Union County New Jersey GO Bonds Series B (AA+/Aa1)
1,240,000	3.000	03/01/19	1,306,873
Wayne Township School District GO Refunding Bonds Series 2012 (SCH BD RES FD) (AA-/NR)
1,000,000	4.000	07/15/16	1,018,220

			255,620,878

New Mexico – 0.4%
New Mexico State Capital Projects GO Bonds Series 2013 (AA+/Aaa)
6,030,000	2.000	03/01/17	6,123,344
New Mexico State Severance Tax RB Refunding Series 2011 A-2 (AA/Aa1)
5,000,000	5.000	07/01/16	5,113,300
New Mexico State Severance Tax RB Series 2010 A (AA/Aa1)
2,000,000	5.000	07/01/17	2,124,760
New Mexico State Severance Tax RB Series 2011 A-1 (AA/Aa1)
5,475,000	5.000	07/01/17	5,816,531

			19,177,935

New York – 13.5%
Albany County GO Serial Bonds Series 2010 (AA/Aa3)
1,385,000	3.000	06/01/16	1,399,819
City of Yonkers New York School GO Bonds Refunding Series 2014 A (AGM) (AA/A2)
2,890,000	5.000	09/01/18	3,177,439
3,135,000	5.000	09/01/19	3,537,848
Metropolitan Transportation Authority New York RB Refunding for Transportation Series 2012 C (AA-/A1)
730,000	4.000	11/15/16	752,170
Metropolitan Transportation Authority RB Refunding Series 2008 B-4 (AA-/A1)(b)
20,000,000	5.000	11/15/19	22,534,200
Metropolitan Transportation Authority RB Series 2011 B (AA-/A1)(b)
50,000,000	0.636	11/01/17	49,604,000
Monroe County GO Bonds Refunding Series 2012 (A/Baa1)
3,000,000	5.000	03/01/16	3,019,710
New York City GO Bonds Refunding RMKT 03/19/13 Subseries 2008 J-4 (AA/Aa2)(a)
6,250,000	0.560	08/01/25	6,213,875
New York City GO Bonds Series 2010 A (AA/Aa2)
1,200,000	3.000	08/01/16	1,217,796
New York City GO Bonds Series 2014 J (AA/Aa2)
52,045,000	5.000	08/01/18	57,214,630

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2013 Series B (AAA/Aa1)
$8,620,000	5.000%	11/01/17	$ 9,274,172
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2013 Series B (ETM) (NR/NR)(c)
2,030,000	5.000	11/01/17	2,183,671
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2013 Series D (AAA/Aa1)
5,240,000	5.000	11/01/17	5,637,664
New York City Transitional Finance Authority RB Future Tax Subordinate Fiscal 2013 Series D (ETM) (NR/NR)(c)
6,890,000	5.000	11/01/17	7,405,096
New York City Transitional Finance Authority RB Refunding for Future Tax Fiscal 2013 Series 2012 E (AAA/Aa1)
13,310,000	5.000	11/01/17	14,320,096
New York State Dormitory Authority North Shore-Long Island Jewish Obligated Group RB Series 2011 A (A-/A3)
1,725,000	4.000	05/01/16	1,744,010
2,215,000	4.000	05/01/17	2,301,274
New York State Dormitory Authority RB Refunding for Long Island University Series 2012 A (BBB-/Baa3)
3,325,000	4.000	09/01/16	3,378,300
3,000,000	4.000	09/01/17	3,107,430
3,665,000	5.000	09/01/18	3,933,828
New York State Dormitory Authority State Sales Tax RB Series 2015 A (AAA/Aa1)
23,960,000	5.000	03/15/19	26,866,348
New York State Dormitory Authority State Sales Tax RB Series 2015 B (AAA/Aa1)
15,275,000	5.000	03/15/20	17,593,287
30,000,000	5.000	03/15/21	35,372,700
New York State Dormitory Authority Tax Exempt General Purpose Personal Income Tax RB Series 2011 E (AAA/Aa1)
8,475,000	5.000	08/15/17	9,052,486
New York State Energy Research & Development Authority Facilities RB Refunding for Consolidated Edison Co. Subseries 1999 A-2 (AMT) (AMBAC) (A-/A2)(a)
70,150,000	0.273	05/01/34	62,607,913
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A/A2)(a)
27,750,000	0.399	07/01/34	24,818,108
New York State Tax Exempt GO Bonds Series 2011 E (AA+/Aa1)
6,950,000	5.000	12/15/17	7,509,822
New York State Tax Exempt GO Bonds Subseries 2012 A-1 (AA/Aa2)
3,000,000	5.000	10/01/17	3,216,240
New York State Tax Exempt GO Refunding Bonds Series 2012 C (AA/Aa2)
7,555,000	4.000	08/01/16	7,709,953
New York State Thruway Authority Junior Indebtedness RB Series 2013 A (A-/A3)
29,525,000	5.000	05/01/19	33,103,430

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
New York State Thruway Authority RB for General Highway and Bridge Trust Series 2011 A-1 (AA/NR)
$6,440,000	5.000%	04/01/17	$ 6,790,014
New York State Urban Development Corp. General Purpose Personal Income Tax RB Refunding Series 2014 A (AAA/Aa1)
20,000,000	5.000	03/15/20	22,973,600
New York State Urban Development Corp. General Purpose Personal Income Tax RB Refunding Series 2015 A (AAA/Aa1)
28,510,000	5.000	03/15/21	33,506,663
New York State Urban Development Corp. RB for State Personal Income Tax Series 2013 E (AAA/Aa1)
26,365,000	5.000	03/15/18	28,663,237
New York Transportation Development Corp. Special Facility RB Refunding for Terminal One Group Association L.P. Project Series 2015 (AMT) (A-/Baa1)
4,800,000	5.000	01/01/20	5,388,240
2,000,000	5.000	01/01/21	2,291,560
Niagara Frontier Transportation Authority RB Refunding for Buffalo International Airport Series 2014 B (BBB+/Baa1)
750,000	4.000	04/01/16	755,933
700,000	5.000	04/01/17	732,354
670,000	4.000	04/01/18	705,168
300,000	5.000	04/01/19	330,636
Rockland County GO Bonds Series 2014 A (AGM) (AA/A2)
1,825,000	5.000	03/01/18	1,966,237
2,250,000	5.000	03/01/19	2,490,097
3,000,000	5.000	03/01/20	3,396,540
Rockland County New York GO Bonds Refunding Series 2014 (BAM) (AA/Baa1)
1,500,000	2.000	02/15/16	1,502,580
1,500,000	3.000	02/15/19	1,567,140
635,000	3.000	02/15/20	667,360
Suffolk County New York GO Bonds for Public Improvement Series 2012 B (AGM) (AA/A2)
2,590,000	2.000	10/15/16	2,615,978
Suffolk County New York Refunding Serial Bonds Series 2012 B (A/A3)
2,000,000	4.000	10/01/16	2,048,360
1,000,000	4.000	10/01/17	1,051,320
Suffolk Tobacco Asset Securitization Corp. RB Tobacco Settlement Asset-Backed Bonds Series 2012 B (A/NR)
370,000	4.000	06/01/17	387,438
490,000	4.000	06/01/18	523,844
575,000	5.000	06/01/19	643,546
620,000	5.000	06/01/20	703,328
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds for State Contingency Contract Secured Series 2011 B (AA/NR)
30,000,000	5.000	06/01/17	31,753,800
Triborough Bridge & Tunnel Authority RB General RMKT 06/28/12 Subseries 2005 B-4 (AA-/Aa3)(b)
7,500,000	0.806	01/03/17	7,500,825
Yonkers New York GO Bonds Series 2011 A (AGM) (A/A3)
2,000,000	5.000	10/01/16	2,062,100

			592,825,213

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
North Carolina – 1.9%
Durham North Carolina Utility System RB Refunding Series 2011 (AAA/Aa1)
$300,000	4.000%	06/01/16	$ 304,476
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2010 A (ETM) (AAA/WR)(c)
5,500,000	5.000	01/01/16	5,500,000
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2012 B (ETM) (AAA/WR)(c)
4,535,000	5.000	01/01/17	4,729,506
4,900,000	5.000	01/01/19	5,456,787
1,500,000	5.000	01/01/16	1,500,000
North Carolina Eastern Municipal Power Agency Power System RB Series 2012 A (ETM) (AAA/WR)(c)
2,000,000	3.000	01/01/18	2,082,080
1,275,000	5.000	01/01/18	1,377,408
2,000,000	3.000	01/01/19	2,110,120
1,000,000	5.000	01/01/19	1,113,630
1,815,000	3.000	01/01/16	1,815,000
North Carolina GO Bonds Refunding Series 2005 B (AAA/Aaa)
16,925,000	5.000	04/01/17	17,838,442
North Carolina GO Bonds Refunding Series 2013 D (AAA/Aaa)
27,685,000	3.000	06/01/17	28,583,932
North Carolina Grant and Revenue Anticipation Vehicle Bonds Series 2011 (AA/A2)(b)
6,010,000	4.000	03/01/18	6,297,639
North Carolina Medical Care Commission Health Care Facilities RB Refunding for Wake Forest Baptist Obligated Group Series 2012 B (A/A2)
1,065,000	4.000	12/01/16	1,096,076
1,375,000	5.000	12/01/18	1,516,969

			81,322,065

Ohio – 0.8%
Akron City Ohio Jedd RB Refunding Series 2011 (AA-/NR)
1,425,000	5.000	12/01/16	1,478,452
1,740,000	5.000	12/01/17	1,875,302
Bowling Green Ohio City Student Housing RB for CFP I LLC Bowling Green State University Project Series 2010 (BBB-/NR)
825,000	4.000	06/01/16	831,831
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/Caa1)
13,740,000	5.125	06/01/24	12,341,131
3,415,000	5.375	06/01/24	3,111,201
Cleveland Airport Various Purpose GO Refunding Bonds Series 2015 (AA/A1)
1,455,000	5.000	12/01/20	1,678,444
Dublin City School District GO Refunding Bonds Unlimited Tax Series 2012 (AAA/Aa1)
500,000	4.000	12/01/16	515,235
1,180,000	4.000	12/01/17	1,249,313

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Ohio – (continued)
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB/NR)
$250,000	2.000%	01/01/16	$ 250,000
315,000	2.250	01/01/17	316,411
400,000	4.000	01/01/18	413,916
415,000	4.000	01/01/19	433,779
435,000	4.000	01/01/20	455,563
New Albany Community Authority RB Refunding Series 2012 C (NR/A1)
1,100,000	4.000	10/01/17	1,157,816
800,000	4.000	10/01/18	848,968
Ohio State Air Quality Development Authority PCRB Refunding for FirstEnergy Series 2009 D (BBB-/Baa3)(b)
3,000,000	2.250	09/15/16	3,007,980
Ohio State Higher Educational Facility Commission RB for Cleveland Clinic Health System Obligations Series 2013 A-2 (AA-/Aa2)(a)
2,250,000	0.480	01/01/18	2,244,803
University of Akron General Receipts GO Bonds Series 2015 A (AA-/A1)
1,100,000	4.000	01/01/19	1,188,055

			33,398,200

Oklahoma – 1.4%
Cleveland Educational Facilities Authority RB for Norman Public Schools Project Series 2014 (A+/NR)
1,520,000	5.000	07/01/17	1,609,695
Oklahoma County Independent School District No. 1 Combined Purpose GO Bonds for Putnam City Board of Education District Series 2016 (A+/NR)(f)
5,000,000	2.000	01/01/18	5,085,200
3,585,000	2.000	01/01/19	3,652,972
2,900,000	2.000	01/01/21	2,953,969
Oklahoma County Independent School District No. 12 Combined Purpose GO Bonds for Edmond School District Series 2012 (AA/NR)
3,765,000	2.000	03/01/16	3,775,429
5,470,000	2.000	03/01/17	5,548,330
Oklahoma County Independent School District No. 12 Combined Purpose GO Bonds Series 2015 (AA/NR)
5,000,000	2.000	03/01/17	5,071,600
Oklahoma County Independent School District No. 52 GO Bonds for Midwest City-Del City School District Series 2012 (NR/Aa3)
2,160,000	2.000	01/01/17	2,187,108
Oklahoma County Independent School District No. 52 GO Bonds for Series 2013 (NR/Aa3)
2,445,000	2.000	01/01/17	2,475,685
Oklahoma County Independent School District No. 89 GO Bonds Series 2013 (AA/Aa2)
8,750,000	1.000	07/01/16	8,775,900
Oklahoma County Independent School District No. 89 GO Bonds Series 2015 (AA/Aa2)
6,200,000	3.000	07/01/19	6,542,860
Tulsa County Industrial Authority RB for Capital Improvement RMKT 08/17/09 Series 2003 A (AA-/NR)
10,965,000	4.000	05/15/16	11,110,506
Tulsa Oklahoma GO Bonds Series 2013 (AA/Aa1)
3,400,000	4.000	03/01/16	3,420,196

			62,209,450

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Oregon – 0.6%
Lane County Oregon Springfield School District No. 19 GO Bonds Refunding Series 2015 (SCH BD GTY) (AA+/Aa1)(d)
$3,740,000	0.000%	06/15/20	$ 3,440,202
3,780,000	0.000	06/15/21	3,373,801
Oregon Coast Community College District GO Bonds Refunding Series 2012 (SCH BD GTY) (NR/Aa1)
1,120,000	2.000	06/15/16	1,128,445
790,000	2.000	06/15/17	804,931
1,165,000	2.000	06/15/18	1,175,275
1,445,000	3.000	06/15/19	1,504,086
Oregon State Facilities Authority RB Refunding for Legacy Health System Series 2011 A (AA-/A1)
2,000,000	5.000	05/01/16	2,029,140
Oregon State GO Bonds Refunding for Oregon University System Series 2012 B (AA+/Aa1)
1,175,000	3.000	08/01/17	1,216,912
1,120,000	3.000	08/01/18	1,177,266
Portland Oregon Community College District GO Bonds Refunding Series 2015 (AA/Aa1)
10,000,000	5.000	06/15/18	10,964,900

			26,814,958

Pennsylvania – 2.1%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB/NR)
750,000	5.000	09/01/18	805,612
Allegheny County Redevelopment Authority Tax Increment Refunding for Waterfront Project Series 2007 A (A/NR)
645,000	4.250	12/15/17	684,951
Butler County Hospital Authority RB for Health System Project Series 2015 A (A-/Baa1)
735,000	2.000	07/01/16	739,123
500,000	3.000	07/01/17	512,170
1,265,000	3.000	07/01/18	1,306,745
300,000	3.000	07/01/19	311,079
265,000	4.000	07/01/20	285,978
1,000,000	4.000	07/01/21	1,084,460
Chester County IDA RB for University Student Housing, LLC Project at West Chester University Series 2013 A (NR/Baa3)
295,000	3.000	08/01/16	297,062
515,000	3.000	08/01/17	522,596
530,000	3.000	08/01/18	537,871
Cumberland County Municipal Authority RB Refunding for Diakon Lutheran Social Ministries Project Series 2015 (BBB+/NR)
535,000	4.000	01/01/19	560,471
1,000,000	4.000	01/01/20	1,051,520
Derry Township School District GO Bonds Refunding Series 2015 (ST AID WITHHLDG) (AAA/NR)
1,505,000	3.000	05/15/17	1,548,811
Montgomery County Higher Education and Health Authority RB Refunding for Holy Redeemer Health System Series 2014 A (BBB+/Baa3)
1,000,000	4.000	10/01/18	1,060,390
1,000,000	4.000	10/01/19	1,067,900
Montgomery County IDA Pollution Control RB Refunding for PECO Energy Company Project Series 1999 B (BBB/Baa2)(b)
5,000,000	2.500	04/01/20	5,019,950

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority RB Refunding for Unemployment Compensation Series 2012 A (AA+/Aaa)
$6,635,000	5.000%	07/01/19	$ 7,515,199
Pennsylvania Economic Development Financing Authority RB Refunding for Unemployment Compensation Series 2012 B (AA+/Aaa)
9,545,000	5.000	07/01/22	9,768,448
7,000,000	5.000	01/01/23	7,013,300
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2004 A (A-/NR)(b)
1,750,000	1.500	05/01/18	1,745,222
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2004 A (A-/NR)(b)
1,400,000	1.250	05/01/17	1,400,980
Pennsylvania Economic Development Financing Authority Unemployment Compensation RB Series 2012 B (AA+/Aaa)
16,335,000	5.000	07/01/20	18,448,096
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (BBB/NR)
390,000	3.000	05/01/16	391,661
440,000	3.000	05/01/17	446,499
1,165,000	5.000	05/01/18	1,241,331
1,000,000	5.000	05/01/19	1,085,780
Pennsylvania State Commonwealth GO Bonds First Refunding Series 2015 (AA-/Aa3)
8,000,000	5.000	08/15/20	9,234,400
Pennsylvania State Commonwealth GO Bonds for City of Pittsburgh Series 2012 A (A+/A1)
600,000	4.000	09/01/16	613,506
500,000	3.000	09/01/17	517,015
550,000	4.000	09/01/17	577,720
Pennsylvania State Commonwealth GO Bonds Second Series 2015 (AA-/Aa3)
2,175,000	5.000	08/15/20	2,510,603
Pennsylvania Turnpike Commission RB Series 2014 B-1 (A/A1)(a)
7,000,000	0.890	12/01/20	6,922,790
Philadelphia GO Bonds Series 2011 (AGM) (AA/A2)
1,460,000	5.000	08/01/16	1,496,880
Philadelphia Hospitals & Higher Education Facilities Authority Hospital RB Refunding for Temple University Health System Series 2012 B (BBB-/Ba2)
1,500,000	5.000	07/01/16	1,524,150
2,000,000	5.000	07/01/17	2,091,620

			91,941,889

Puerto Rico – 2.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (CCC-/Caa3)
14,595,000	5.000	07/01/17	11,860,043
7,285,000	5.000	07/01/19	5,355,641
Puerto Rico Commonwealth Public Improvement GO Bonds Refunding Series 2002 A (FGIC) (CC/Caa3)
1,030,000	5.500	07/01/17	875,644
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA/A2)(a)
36,100,000	0.930	07/01/29	26,533,500

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (CC/Caa3)(a)(g)
$25,850,000	1.110%	07/01/31	$ 14,799,125
Puerto Rico Electric Power Authority RB Refunding Series 2010 (CC/Caa3)(g)
3,250,000	4.000	07/01/16	2,177,630
Puerto Rico Electric Power Authority RB Refunding Series 2012 (CC/Caa3)(g)
1,500,000	5.000	07/01/16	1,005,060
Puerto Rico Electric Power Authority RB Series 2008 (CC/Caa3)(g)
8,175,000	5.500	07/01/16	5,477,577
Puerto Rico Municipal Finance Agency GO Bonds Series 2002 A (AGM) (AA/A2)
1,125,000	5.250	08/01/16	1,128,724
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2002 C (COMWLTH GTD) (CC/Caa3)
2,250,000	5.500	07/01/16	1,620,180
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M-2 (AMBAC) (COMWLTH GTD) (CC/Caa3)(b)
1,000,000	5.500	07/01/17	1,007,590
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2013 M-2 (COMWLTH GTD) (CC/Caa3)(b)
10,850,000	5.750	07/01/17	7,880,897
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (CC/Ca)
5,000,000	5.500	08/01/28	2,125,000
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subseries 2009 A (CC/Ca)
8,000,000	5.500	08/01/21	3,670,000
10,000,000	5.500	08/01/22	4,475,000
19,315,000	5.500	08/01/23	8,619,319

			98,610,930

Rhode Island – 0.3%
Providence GO Bonds Series 2013 A (BBB/Baa1)
665,000	3.000	01/15/16	665,465
315,000	4.000	01/15/18	331,100
1,545,000	5.000	01/15/19	1,691,821
Rhode Island Health and Educational Building Corp. Higher Education Facility RB Refunding for University of Rhode Island Auxiliary Enterprise Series 2013 C (A+/A1)
600,000	5.000	09/15/17	640,674
500,000	4.000	09/15/18	530,935
Rhode Island Health and Educational Building Corp. RB for Newport Public School Financing Program Series 2013 C (AA+/NR)
515,000	3.000	05/15/16	519,898
385,000	3.000	05/15/17	396,685
280,000	4.000	05/15/18	296,559
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2015 B (BBB+/NR)
9,825,000	2.250	06/01/41	9,966,873

			15,040,010

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
South Carolina – 1.3%
Berkeley County School District GO Bonds Series 2014 A (SCSDE) (AA/Aa1)
$1,380,000	5.000%	03/01/19	$ 1,543,571
Clemson University RB Refunding Series 2012 (AA-/Aa2)
5,770,000	2.000	05/01/16	5,802,196
4,440,000	2.000	05/01/17	4,518,011
5,000,000	2.000	05/01/18	5,096,950
Colleton County South Carolina GO Bonds for Capital Project Sales Series 2015 (AA-/Aa3)
725,000	1.500	07/01/18	731,025
2,985,000	2.000	07/01/19	3,053,923
Columbia City South Carolina Waterworks and Sewer System RB Series 2011 A (AA/Aa1)
1,025,000	3.000	02/01/16	1,027,194
Florence County South Carolina Hospital RB for McLeod Regional Medical Center Project Series 2010 A (AA/NR)
1,905,000	4.000	11/01/16	1,958,969
Georgetown County South Carolina School District GO Bonds Refunding Series 2011 B (SCSDE) (AA/Aa1)
4,330,000	5.000	03/01/16	4,363,125
5,895,000	5.000	03/01/17	6,193,169
Oconee County PCRB Refunding for Duke Power Co. Project Series 2009 (A/Aa2)
6,000,000	3.600	02/01/17	6,173,280
Richland County South Carolina GO Bonds Series 2012 A (ST AID WITHHLDG) (AAA/Aa1)
2,000,000	4.000	03/01/17	2,078,220
Richland County South Carolina School District No. 1 GO Bonds Refunding Series 2014 B (SCSDE) (AA/Aa1)
2,755,000	5.000	03/01/18	2,995,264
2,920,000	5.000	03/01/19	3,268,998
3,165,000	5.000	03/01/20	3,641,016
South Carolina Jobs-Economic Development Authority RB for Waste Management of South Carolina, Inc. Project Series 2001 (AMT) (A-/NR)
2,500,000	1.875	11/01/16	2,517,600
Spartanburg County South Carolina School District No. 1 GO Bonds Refunding Series 2014 D (SCSDE) (AA/Aa1)
1,310,000	5.000	03/01/18	1,418,376

			56,380,887

Tennessee – 0.2%
Harpeth Valley Utilities District of Davidson and Williamson Counties RB Utilities Improvement Series 1998 (NATL-RE) (AA-/Aa3)
1,710,000	5.250	09/01/17	1,791,806
Tennessee State GO Bonds Refunding Special Tax Series 2015 B (AA+/Aaa)
2,210,000	5.000	08/01/20	2,579,092
Tennessee State GO Bonds Special Tax Series 2015 A (AA+/Aaa)
2,655,000	5.000	08/01/20	3,098,412

			7,469,310

Texas – 7.8%
Austin Texas Water and Wastewater System RB Refunding Series 2014 (AA/Aa2)
1,675,000	5.000	11/15/19	1,909,500
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2015 B (BBB+/Baa2)(b)
5,000,000	5.000	01/07/21	5,638,250

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
City of Arlington for Permanent Improvement Bonds Series 2015 A (AAA/Aa1)
$1,075,000	2.500%	08/15/18	$ 1,113,872
725,000	3.000	08/15/19	768,826
City of Carrollton Texas GO Refunding Bonds Series 2012 (AAA/Aa1)
2,005,000	4.000	08/15/19	2,195,194
City of El Paso Water and Sewer RB Refunding for Improvement Series 2012 A (AA+/NR)
1,750,000	2.000	03/01/18	1,788,308
845,000	4.000	03/01/19	919,343
City of Lewisville Texas Combination Contract & Special Assessment RB Refunding for Lewisville Castle Hills Public Improvement District No. 3 Project Series 2015 (AGM) (AA/NR)
1,125,000	2.000	09/01/16	1,133,472
300,000	3.000	09/01/17	308,757
250,000	3.000	09/01/18	258,985
375,000	3.000	09/01/19	390,836
Collin & Denton County Texas GO Bonds Refunding Series 2011 (AA+/Aa1)
3,335,000	5.000	02/15/16	3,353,142
Cypress-Fairbanks Independent School District Unlimited Tax GO Bonds Refunding for School Building Series 2014 C (PSF-GTD) (AAA/Aaa)
5,455,000	4.000	02/15/19	5,926,585
Dallas County Highland Park Independent School District Unlimited Tax GO Bonds Refunding Series 2015 (NR/Aaa)
2,070,000	4.000	02/15/20	2,298,135
Dallas County Limited Tax GO Notes Series 2011 (AAA/Aaa)
3,855,000	5.000	02/15/18	4,180,940
Dallas-Fort Worth International Airport Joint RB Refunding Series 2011 D (A+/A2)
750,000	4.000	11/01/16	770,745
250,000	4.000	11/01/17	263,953
Dallas-Fort Worth International Airport Joint RB Refunding Series 2012 B (A+/A2)
1,750,000	5.000	11/01/18	1,936,358
Fort Worth Texas GO Bonds Refunding and Improvement Series 2012 (AA+/Aa1)
2,000,000	4.000	03/01/19	2,177,260
Garland Independent School District Unlimited Tax Refunding Bonds Series 2011 A (PSF-GTD) (AAA/Aaa)(d)
1,930,000	0.000	02/15/17	1,915,737
Garland Independent School District Unlimited Tax Refunding Bonds Series 2015 A (PSF-GTD) (AAA/Aaa)
6,640,000	2.000	02/15/18	6,783,756
4,710,000	3.000	02/15/19	4,973,807
Harris County Texas Spring Independent School District Unlimited Tax Refunding Bonds Series 2011 (PSF-GTD) (AAA/Aaa)
3,040,000	3.000	08/15/16	3,088,336
2,250,000	4.000	08/15/17	2,365,178
Houston Airport System RB Subordinate Lien Series 2002 C (AMT) (XLCA) (A/A1)(a)
16,775,000	0.855	01/06/16	15,628,896
Houston Airport System RB Subordinate Lien Series 2002 D-2 (AMT) (XLCA) (A/A1)(a)
20,325,000	0.859	07/01/32	18,985,771

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Houston Independent School District GO Bonds Refunding Series 2012 (PSF-GTD) (AAA/Aaa)(b)
$16,000,000	0.875%	06/01/16	$ 16,018,240
Houston Independent School District Limited Tax GO Bonds Refunding Series 2014 B (PSF-GTD) (AAA/Aaa)
10,000,000	5.000	02/15/18	10,841,100
12,000,000	5.000	02/15/19	13,406,520
Houston Utilities System RB Refunding First Lien Series 2012 C (AA/NR)(b)
8,000,000	0.610	08/01/16	7,996,640
Leander Independent School District Unlimited Tax GO Bonds Refunding Series 2015 A (PSF-GTD) (AAA/NR)(d)
2,000,000	0.000	08/15/19	1,905,900
1,500,000	0.000	08/15/20	1,400,175
Lubbock Health Facilities Development Corp. RB for St. Joseph Health System Series 2008 B (AA-/A1)
3,300,000	5.000	07/01/17	3,505,854
Mansfield Independent School District GO Bonds Series 2012 (PSF-GTD) (AAA/Aaa)(b)
7,315,000	1.750	08/01/17	7,397,879
Mission Economic Development Corp. Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 06/01/15 Series 2006 (A-/NR)
5,000,000	1.800	12/01/18	5,033,900
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC - Texas A&M University Collegiate Housing Project Series 2014 A (AGM) (AA/A2)
200,000	4.000	04/01/17	206,472
170,000	4.000	04/01/20	183,022
400,000	4.000	04/01/21	432,944
North Texas Tollway Authority RB Refunding for First Tier Series 2008 A (NATL-RE-IBC) (AA-/A1)
4,470,000	6.000	01/01/19	4,871,361
North Texas Tollway Authority RB Refunding for First Tier Series 2012 C (A/A1)(b)
18,000,000	1.950	01/01/19	18,203,940
North Texas Tollway Authority System RB Refunding First Tier Series 2008 E-3 (A/A1)(b)
5,445,000	5.750	01/01/16	5,445,000
North Texas Tollway Authority System RB Refunding First Tier Series 2011 B (A/A1)
3,000,000	5.000	01/01/19	3,332,460
North Texas Tollway Authority System RB Refunding First Tier Series 2014 A (A/A1)
2,000,000	5.000	01/01/20	2,275,680
North Texas Tollway Authority System RB Refunding First Tier Series 2014 C (A/A1)(b)
5,000,000	0.680	01/01/20	4,912,000
North Texas Tollway Authority System RB Refunding for Second Tier Series 2015 A (A-/A2)
1,070,000	4.000	01/01/18	1,129,278
1,000,000	5.000	01/01/19	1,104,300
Northside Texas Independent School District GO Bonds for School Building Series 2010 (PSF-GTD) (AAA/Aaa)(b)
5,760,000	1.200	08/01/17	5,776,070
Northside Texas Independent School District GO Bonds for School Building Series 2012 (PSF-GTD) (AAA/Aaa)(b)
8,000,000	1.000	05/31/16	8,014,480

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Sam Rayburn Municipal Power Agency RB Refunding Series 2012 (BBB+/NR)
$2,315,000	5.000%	10/01/19	$ 2,608,264
San Antonio Electric and Gas Systems Junior Lien RB Refunding Series 2012 A (AA-/NR)(b)
5,000,000	2.000	12/01/18	5,080,750
San Antonio Electric and Gas Systems Junior Lien RB Refunding Series 2012 C (AA-/Aa2)(b)
7,000,000	2.000	12/01/16	7,083,020
San Antonio Independent School District Unlimited Tax Refunding Bonds Series 2014 A (PSF-GTD) (AAA/Aaa)(b)
8,865,000	2.000	08/01/17	8,999,925
San Antonio Independent School District Unlimited Tax Refunding Bonds Series 2014 B (PSF-GTD) (AAA/Aaa)(b)
9,850,000	2.000	08/01/18	9,998,637
Texas A&M University Financing System RB Refunding for Board of Regents Series 2015 A (AA+/Aaa)
2,250,000	5.000	05/15/18	2,461,995
Texas A&M University Financing System RB Refunding for Board of Regents Series 2015 B (AA+/Aaa)
2,650,000	5.000	05/15/18	2,899,683
Texas Municipal Gas Acquisition & Supply Corp. III RB Series 2012 D (BBB/A3)
3,000,000	5.000	12/15/16	3,118,530
5,000,000	5.000	12/15/17	5,352,550
4,500,000	5.000	12/15/18	4,941,990
Texas Municipal Gas Acquisition & Supply Corp. RB for Senior Lien Series 2008 D (BBB+/Baa1)
6,110,000	5.625	12/15/17	6,495,602
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (NR/Baa2)
7,800,000	6.875	12/31/39	9,296,118
Texas State Public Finance Authority Unemployment Compensation Obligation Assessment RB Series 2010 A (AAA/Aaa)(c)
7,355,000	5.000	01/01/16	7,355,000
Texas Transportation Commission Central Turnpike System RB Refunding Series 2015 A (A-/A3)(b)
5,000,000	5.000	04/01/20	5,664,950
Texas Transportation Commission Highway Improvement GO Bonds Series 2014 (AAA/Aaa)
20,000,000	5.000	04/01/19	22,466,000
2,500,000	5.000	04/01/21	2,954,200
Texas Transportation Commission State Highway Fund First Tier RB Refunding Series 2014 A (AAA/Aaa)
14,625,000	5.000	04/01/18	15,945,930
Texas Water Development Board State Water Implementation Fund RB Series 2015 A (AAA/NR)
2,300,000	4.000	10/15/19	2,537,843
1,305,000	4.000	04/15/20	1,454,501

			341,182,645

U.S. Virgin Islands – 0.3%
Virgin Islands Public Finance Authority Grant Anticipation RB for Federal Highway Grant Anticipation Revenue Loan Note Series 2015 (A/NR)(e)
250,000	5.000	09/01/18	270,830
645,000	5.000	09/01/19	715,221
825,000	5.000	09/01/20	930,790
2,015,000	5.000	09/01/21	2,305,382

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
U.S. Virgin Islands – (continued)
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2012 A (BBB+/NR)
$8,430,000	2.250%	10/01/17	$ 8,505,448

			12,727,671

Utah – 0.4%
Board of Education of Alpine School District GO Refunding Bonds for Utah SCH BD GTY Program Series 2015 (SCH BD GTY) (NR/Aaa)
11,550,000	5.000	03/15/19	12,981,969
Utah Associated Municipal Power Systems RB for Horse Butte Wind Project Series 2012 A (A-/NR)
750,000	5.000	09/01/16	771,262
500,000	5.000	09/01/17	532,950
500,000	5.000	09/01/18	546,705
500,000	5.000	09/01/19	561,020

			15,393,906

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency RB Refunding for St. Michael’s College Project Series 2012 (BBB+/Baa1)
1,420,000	4.000	10/01/16	1,453,271
1,680,000	4.000	10/01/17	1,760,858

			3,214,129

Virginia – 2.2%
Virginia Commonwealth Transportation Board RB Refunding for Northern Virginia Transportation District Program Series 2014 A (AA+/Aa1)
8,375,000	5.000	05/15/19	9,437,034
Virginia Commonwealth Transportation Board RB Refunding for U.S. Route 58 Corridor Development Program Series 2014 B (AA+/Aa1)
20,650,000	5.000	05/15/19	23,268,627
11,680,000	5.000	05/15/20	13,510,606
Virginia Electric and Power Company Industrial Development Authority of Wise County RB for Solid Waste and Sewage Disposal RMKT 08/13/15 Series 2009 A (A-/A2)(b)
6,000,000	2.150	09/01/20	6,106,740
Virginia Electric and Power Company Industrial Development Authority of Wise County RB for Solid Waste and Sewage Disposal RMKT 11/02/15 Series 2010 A (A-/A2)(b)
4,500,000	1.875	06/01/20	4,523,715
Virginia State Housing Development Authority Homeownership Mortgage RB Series 2011 B (GO OF AUTH) (AA+/Aa1)
1,900,000	2.200	03/01/17	1,929,127
Virginia State Public Building Authority RB Refunding for Public Facilities Series 2014 C (AA+/Aa1)
5,325,000	5.000	08/01/18	5,858,246
Virginia State Public School Authority RB Refunding for School Financing Series 2015 A (ST AID WITHHLDG) (AA+/Aa1)
26,140,000	4.000	08/01/19	28,699,367

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Virginia – (continued)
York County Economic Development Authority Electricity and Power RB Refunding Series 2009 A (A-/A2)(b)
$2,000,000	1.875%	05/16/19	$ 2,024,480

			95,357,942

Washington – 1.6%
City of Spokane Washington Water and Wastewater System RB Series 2014 (AA/Aa2)
2,805,000	5.000	12/01/18	3,112,400
Washington State COPS for State and Local Agency Real and Personal Property Series 2014 B (NR/Aa2)
3,020,000	5.000	07/01/19	3,393,031
Washington State COPS for State and Local Agency Real and Personal Property Series 2015 B (NR/Aa2)
5,745,000	5.000	01/01/20	6,558,492
Washington State Motor Vehicle Fuel Tax GO Bonds Refunding Series 2015 R-F (AA+/Aa1)
6,770,000	5.000	07/01/19	7,655,651
Washington State Various Purpose GO Bonds Refunding Series 2013 R-C (AA+/Aa1)
27,125,000	3.000	07/01/16	27,476,540
Washington State Various Purpose GO Bonds Series 2008 C (AA+/Aa1)(c)
18,795,000	5.000	01/01/18	20,323,973

			68,520,087

West Virginia – 0.4%
Kanawha Putnam County Huntington Compound RB for Single Family Mortgage Series 1984 A (ETM) (NR/Aaa)(c)(d)
10,125,000	0.000	12/01/16	10,065,870
Mason County Pollution Control RB for Appalachian Power Co. Project Series 2003 L (BBB/Baa1)(b)
3,000,000	1.625	10/01/18	3,001,980
Monongalia County Board of Education Public School RB Refunding Bonds Series 2012 (AA/NR)
1,520,000	5.000	05/01/18	1,650,249
Princeton West Virginia Hospitals RB Refunding Princeton Community Hospital Project Series 2012 A (BBB+/NR)
500,000	5.000	05/01/17	524,585
1,445,000	5.000	05/01/18	1,558,808
1,565,000	5.000	05/01/19	1,722,439

			18,523,931

Wisconsin – 0.1%
Milwaukee Wisconsin GO Bonds Series 2010 N-1 (AA/Aa3)
4,050,000	5.000	02/01/16	4,064,134

TOTAL INVESTMENTS – 95.1% (Cost $4,172,326,457)			$4,162,599,676

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.9%			214,720,964

NET ASSETS – 100.0%			$4,377,320,640

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate or distribution rate disclosed is that which is in effect on December 31, 2015.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2015.

(c)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $44,392,558, which represents approximately 1.0% of net assets as of December 31, 2015.

(f)	When-issued security.

(g)	Security is currently in default.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC-ICC	—	Agency Insured Custody Certificate
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BANS	—	Bond Anticipation Notes
BHAC-CR	—	Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
CNTY GTD	—	County Guaranteed
COMWLTH GTD	—	Commonwealth Guaranteed
COPS	—	Certificates of Participation
ETM	—	Escrowed to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
GO OF AUTH	—	General Obligation of Authority
GO OF UNIV	—	General Obligation of University
IDA	—	Industrial Development Authority
MUN GOVT GTD	—	Municipal Government Guaranteed
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	—	Insured by National Public Finance Guarantee Corp., which reinsures Financial Guaranty Insurance Co.
NATL-RE-IBC	—	Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
NR	—	Not Rated
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Q-SBLF	—	Qualified School Board Loan Fund
RB	—	Revenue Bond
RMKT	—	Remarketed
SCH BD GTY	—	School Bond Guaranty
SCH BD RES FD	—	School Bond Reserve Fund
SCSDE	—	South Carolina State Department of Education
SD CRED PROG	—	School District Credit Program
ST AID WITHHLDG	—	State Aid Withholding
ST APPROP	—	State Appropriation
WR	—	Withdrawn Rating
XLCA	—	Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At December 31, 2015, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread on December 31, 2015(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	$5,000	1.000%	03/20/23	1.068%	$(5)	$14,160
JPMorgan Chase Bank, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	10,000	1.000	03/20/23	1.068	(358,194)	386,505

TOTAL						$(358,199)	$400,665

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

TAX INFORMATION — At December 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$4,161,890,020

Gross unrealized gain	55,972,837
Gross unrealized loss	(55,263,181)

Net unrealized security gain	$709,656

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Money Market Funds — Investments in the Goldman Sachs Financial Square Tax-Free Money Market Fund (“Underlying Fund”) are valued at the net asset value “NAV” of the FST Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

ii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include,

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

but are not limited to: significant fluctuations in United States (“U.S.”) or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2015:

DYNAMIC MUNICIPAL INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$623,004,187	$—
Investment Company	26,230,309	—	—
Total	$26,230,309	$623,004,187	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$77,301	$—
Interest Rate Swap Contracts	—	86,083	—
Total	$—	$163,384	$—

HIGH YIELD MUNICIPAL

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$3,585,657,117	$—
Corporate Debt Obligation	—	4,603,000	—
Total	$—	$3,590,260,117	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$1,717,542	$—
Interest Rate Swap Contracts	—	753,071	—
Total	$—	$2,470,613	$—
Liabilities(a)
Credit Default Swap Contracts	$—	$(806,291)	$—

SHORT DURATION TAX-FREE

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$4,162,599,676	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$400,665	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — The High Yield Municipal Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date February 25, 2016

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date February 25, 2016

*	Print the name and title of each signing officer under his or her signature.